UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 6172

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	7/31/10

FORM N-CSR

Item 1.      Reports to Stockholders.

Contents

The Funds
Letter to Shareholders (Taxable)	3
Letter to Shareholders (Tax Exempt)	5
Understanding Your Fund’s Expenses	7
Comparing Your Fund’s Expenses
With Those of Other Funds	9
Statements of Investments	11
Statements of Assets and Liabilities	54
Statements of Operations	57
Statements of Changes in Net Assets	59
Financial Highlights	65
Notes to Financial Statements	77
Proxy Results	87
Information About the Review
and Approval of each Fund’s
Management Agreement	89

For More Information
Back cover

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Dreyfus Cash Management Funds

The Funds

LETTER TO
SHAREHOLDERS

Dear Shareholders:

This semiannual report for Dreyfus Cash Management Funds (Taxable) covers the six-month period ended July 31, 2010. Over the reporting period, the six Dreyfus Cash Management Funds (Taxable) listed below produced the following annualized yields and, taking into account the effects of compounding, the following annualized effective yields:1,2

		Annualized
	Annualized	Effective
	Yield (%)	Yield (%)
Dreyfus Cash Management
Institutional Shares	0.12	0.12
Investor Shares	0.00	0.00
Administrative Shares	0.03	0.03
Participant Shares	0.00	0.00
Agency Shares	0.06	0.06
Dreyfus Cash Management Plus, Inc.
Institutional Shares	0.17	0.17
Investor Shares	0.00	0.00
Administrative Shares	0.07	0.07
Participant Shares	0.00	0.00
Service Shares	0.00	0.00
Select Shares	0.00	0.00
Agency Shares	0.11	0.11
Dreyfus Government Cash Management
Institutional Shares	0.03	0.03
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Agency Shares	0.00	0.00
Dreyfus Government Prime Cash Management
Institutional Shares	0.01	0.01
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Agency Shares	0.00	0.00
Dreyfus Treasury & Agency Cash Management
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Service Shares	0.00	0.00
Select Shares	0.00	0.00
Agency Shares	0.00	0.00
Premier Shares	0.00	0.00

		Annualized
	Annualized	Effective
	Yield (%)	Yield (%)
Dreyfus Treasury Prime Cash Management
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Agency Shares	0.00	0.00

Monetary Policy Unchanged in Muted Recovery

The reporting period began in the midst of an economic recovery that was fueled, in part, by an overnight federal funds rate that stood unchanged in a historically low range between 0.00% and 0.25%. As a result, money market yields remained near zero percent over the past six months.

In February 2010, the economic recovery appeared to remain on track. Retail sales had posted better-than-expected results just before the reporting period began, and job losses continued to moderate in February. In March, manufacturing activity rose for the eighth straight month, and it did so at the fastest rate in almost six years.

Nonetheless, U.S. GDP grew at a revised 3.7% annualized rate during the first quarter, a milder gain than similar stages of most previous recoveries. Moreover, the housing market continued to struggle, with existing home sales sliding –0.6% in March compared to the previous month.

In April and May, a sovereign debt crisis in Europe and inflationary pressures in China contributed to greater economic uncertainty worldwide, sparking heightened volatility in stock and bond markets. In the United States, the Consumer Price Index slid –0.1% in April, while retail sales and industrial production posted gains. However, government budget cutbacks in Europe created concerns that demand for goods and services, including those from U.S. companies, could suffer. Indeed, U.S. industrial production appeared to moderate in June, and pri-

The Funds	3

LETTER TO SHAREHOLDERS (continued)

vate-sector job growth proved more anemic than many analysts expected.

In July,some positive data appeared to support analysts’ consensus view that the springtime slowdown was unlikely to lead to a double-dip recession. Industrial production posted a relatively robust 1.0% gain after June’s mild setback, and the manufacturing and service sectors of the U.S. economy expanded for the twelfth and seventh consecutive months, respectively. On the other hand, total nonfarm payroll employment fell by 131,000 jobs in July, reflecting the end of temporary hiring for the 2010 census and leaving the unemployment rate at 9.5%.

Also during the reporting period, the U.S. Securities and Exchange Commission (“SEC”) issued new regulations governing money market funds. These new regulations, many of which became effective in March 2010, had relatively little impact on the fund, which historically has been conservatively managed.

An Unwavering Focus on Quality

With few opportunities available in the short-term credit markets for significant levels of current income, it made little sense to incur the additional credit and interest-rate risks that longer-dated instruments typically entail. Therefore, we set the funds’ weighted average maturities in ranges that were roughly in line with or slightly longer than industry averages. As always, we focused exclusively on money market instruments meeting our stringent credit-quality criteria.

Although the mild economic recovery is maturing, inflationary pressures have remained low.The sub-par U.S. recovery, along with expectations of sustained economic weakness in Europe, has convinced many analysts that a shift to a more restrictive monetary policy is unlikely anytime soon.Therefore, as we have for some time, we intend to maintain the funds’ focus on credit quality and liquidity.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.
Yields fluctuate.
[2]	Yields provided reflect the absorption of certain fund expenses by The
Dreyfus Corporation pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

LETTER TO
SHAREHOLDERS

Dear Shareholder:

We are pleased to present the semiannual report for Dreyfus Cash Management Funds (Tax Exempt). For the six-month period ended July 31, 2010, the five tax-exempt money market portfolios that comprise Dreyfus Cash Management Funds (Tax Exempt) produced the following annualized yields and annualized effective yields:1,2

		Annualized
	Annualized	Effective
	Yield (%)	Yield (%)
Dreyfus Municipal Cash Management Plus
Institutional Shares	0.13	0.13
Investor Shares	0.00	0.00
Administrative Shares	0.04	0.04
Participant Shares	0.00	0.00
Agency Shares	0.06	0.06
Dreyfus New York Municipal Cash Management
Institutional Shares	0.13	0.13
Investor Shares	0.01	0.01
Administrative Shares	0.03	0.03
Participant Shares	0.01	0.01
Agency Shares	0.07	0.07
Dreyfus Tax Exempt Cash Management
Institutional Shares	0.10	0.10
Investor Shares	0.01	0.01
Administrative Shares	0.03	0.03
Participant Shares	0.01	0.01
Agency Shares	0.04	0.04
Dreyfus California AMT-Free Municipal Cash Management
Institutional Shares	0.14	0.14
Investor Shares	0.00	0.00
Administrative Shares	0.04	0.04
Participant Shares	0.00	0.00
Agency Shares	0.08	0.08
Dreyfus New York AMT-Free Municipal Cash Management
Institutional Shares	0.16	0.16
Investor Shares	0.01	0.01
Administrative Shares	0.06	0.06
Participant Shares	0.01	0.01
Classic Shares	0.01	0.01

With the overnight federal funds rate remaining unchanged in a range between 0.00% and 0.25% throughout the reporting period, yields of tax-exempt money market instruments stayed at historically low levels. However, municipal money market instruments generally provided yields that were more competitive than historical norms with the nominal yields produced by taxable money market funds.

Money Market Yields Hovered Near Historical Lows

Although unemployment remained stubbornly high, manufacturing activity continued to rebound early in the reporting period, helping to bolster confidence among consumers, businesses and investors. Still, the economic recovery throughout the reporting period proved to be milder than most previous recoveries. Indeed, the domestic economic growth rate, while still positive,moderated in the second quarter compared to the first quarter of the year.

The U.S. and global economies were constrained by several new influences during the reporting period, including turmoil in European sovereign debt markets and inflationary pressures in China.These developments added to ongoing economic concerns regarding lackluster consumer spending in the United States. In light of these challenges, the Federal Reserve Board (the “Fed”) retained the aggressively accommodative monetary policy it first established in December 2008.

In the municipal securities market, the supply of variable-rate demand notes and tender option bonds remained relatively low, due mainly to tighter lending restrictions and credit-rating downgrades. Instead, issuers continued to turn to longer-term bonds, including taxable securities through the federally subsidized Build America Bonds program. Meanwhile, demand for tax-exempt money market instruments remained robust, putting additional downward pressure on already low tax-exempt money market yields.

Finally, most states and municipalities continued to face fiscal challenges stemming from reduced tax receipts and greater demand for services, limiting the supply of instruments meeting our investment criteria. The states of California and NewYork both struggled

The Funds	5

LETTER TO SHAREHOLDERS (continued)

with substantial revenue shortfalls, and while New York enacted a balanced budget a few days after the reporting period’s end, California’s state legislature so far has been unable to agree on measures to reduce spending and/or boost revenues.

In-House Research Supported Credit Quality

The in-depth, independent research conducted by our credit analysts into the issuers we consider led us to retain our focus on direct, high-quality municipal obligations during the reporting period. As we have for some time, we favored instruments backed by pledged tax appropriations or revenues from facilities providing essential services. We generally shied away from instruments issued by entities that depend heavily on state aid. We also avoided instruments that our credit analysts believe may be subject to credit-rating downgrades, including some that came to market with elevated yields to compensate investors for higher risks.

We set the funds’ weighted average maturities in ranges that were roughly in line with industry averages, which remained well below historical averages in the low interest-rate environment. In addition, we prepared the funds for new government regulations that took effect during the reporting period, including a reduction in the funds’ maximum weighted average maturity from 90 days to 60 days.

Safety and Liquidity Remain Paramount

The Fed repeatedly has indicated that it is likely to keep short-term interest rates near historical lows for an extended period.Therefore, we believe the prudent course continues to be an emphasis on preservation of capital and liquidity.

However, we expect the supply of newly issued tax-exempt money market instruments to trend higher in the months ahead, which could support higher yields. We also are mindful that, when the Fed eventually begins to raise the federal funds rate, a relatively defensive maturity-management strategy may enable the funds to capture higher yields more quickly as they become available.

An investment in the funds is not insured or guaranteed by the
FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.
Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of
comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.
Yields fluctuate. For the national funds, income may be subject to state and local taxes. For the NewYork and California funds, income may be subject to state and local taxes for out-of-state residents. For each non-
AMT-Free fund, some income may be subject to the federal alternative minimum tax (AMT).
[2]	Yields provided reflect the absorption of certain fund expenses by The
Dreyfus Corporation pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice. Had these expenses not been absorbed, funds’ yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemptions fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from February 1, 2010 to July 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended July 31, 2010
	Institutional	Investor	Administrative	Participant	Service	Select	Agency	Premier	Classic
Dreyfus Cash
Management
Expenses paid
per $1,000†	$ 1.04	$ 1.59	$ 1.49	$ 1.64	—	—	$ 1.34	—	—
Ending value
(after expenses)	$1,000.60	$1,000.00	$1,000.10	$1,000.00	—	—	$1,000.30	—	—
Dreyfus Cash
Management
Plus, Inc.
Expenses paid
per $1,000†	$ .74	$ 1.59	$ 1.24	$ 1.59	$ 1.49	$ 1.59	$ 1.04	—	—
Ending value
(after expenses)	$1,000.80	$1,000.00	$1,000.30	$1,000.00	$1,000.00	$1,000.00	$1,000.50	—	—
Dreyfus
Government Cash
Management
Expenses paid
per $1,000†	$ 1.04	$ 1.19	$ 1.19	$ 1.19	—	—	$ 1.19	—	—
Ending value
(after expenses)	$1,000.20	$1,000.00	$1,000.00	$1,000.00	—	—	$1,000.00	—	—
Dreyfus
Government Prime
Cash Management
Expenses paid
per $1,000†	$ .99	$ 1.04	$ 1.04	$ 1.04	—	—	$ .99	—	—
Ending value
(after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	—	—	$1,000.00	—	—
Dreyfus Treasury &
Agency Cash
Management
Expenses paid
per $1,000†	$ .94	$ .99	$ .94	$ .94	$ .94	$ .94	$ .94	$ .94	—
Ending value
(after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	—
Dreyfus
Treasury Prime
Cash Management
Expenses paid
per $1,000†	$ .64	$ .64	$ .64	$ .64	—	—	$ .55	—	—
Ending value
(after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	—	—	$1,000.00	—	—
Dreyfus
Municipal Cash
Management Plus
Expenses paid
per $1,000†	$ 1.19	$ 1.79	$ 1.64	$ 1.83	—	—	$ 1.49	—	—
Ending value
(after expenses)	$1,000.70	$1,000.00	$1,000.20	$1,000.00	—	—	$1,000.30	—	—

The Funds	7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited) (continued)

Expenses and Value of a $1,000 Investment (continued)
assuming actual returns for the six months ended July 31, 2010
	Institutional	Investor	Administrative	Participant	Service	Select	Agency	Premier	Classic
Dreyfus
New York
Municipal Cash
Management
Expenses paid
per $1,000†	$ 1.19	$ 1.79	$ 1.64	$ 1.79	—	—	$ 1.44	—	—
Ending value
(after expenses)	$1,000.60	$1,000.00	$1,000.20	$1,000.00	—	—	$1,000.30	—	—
Dreyfus
Tax Exempt Cash
Management
Expenses paid
per $1,000†	$ 1.14	$ 1.54	$ 1.49	$ 1.54	—	—	$ 1.29	—	—
Ending value
(after expenses)	$1,000.50	$1,000.10	$1,000.10	$1,000.10	—	—	$1,000.20	—	—
Dreyfus California
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000†	$ 1.19	$ 1.93	$ 1.69	$ 1.88	—	—	$ 1.49	—	—
Ending value
(after expenses)	$1,000.70	$1,000.00	$1,000.20	$1,000.00	—	—	$1,000.40	—	—
Dreyfus New York
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000†	$ .99	$ 1.74	$ 1.49	$ 1.74	—	—	—	—	$ 1.69
Ending value
(after expenses)	$1,000.80	$1,000.00	$1,000.30	$1,000.00	—	—	—	—	$1,000.00

† Expenses are equal to Dreyfus Cash Management’s annualized expense ratio of .21% for Institutional Shares, .32% for Investor Shares, .30% for Administrative Shares, .33% for
Participant Shares and .27% for Agency Shares, Dreyfus Cash Management Plus, Inc 15% for Institutional Shares, .32% for Investor Shares, .25% for Administrative Shares, .32%
for Participant Shares, .30% for Service Shares, .32% for Select Shares and .21% for Agency Shares, Dreyfus Government Cash Management .21% for Institutional Shares, .24% for
Investor Shares, .24% for Administrative Shares, .24% for Participant Shares and .24% for Agency Shares, Dreyfus Government Prime Cash Management .20% for Institutional
Shares, .21% for Investor Shares, .21% for Administrative Shares, .21% for Participant Shares and .20% for Agency Shares, Dreyfus Treasury & Agency Cash Management .19% for
Institutional Shares, .20% for Investor Shares, .19% for Administrative Shares, .19% for Participant Shares, 19% for Service Shares, .19% for Select Shares, .19% for Agency Shares
and .19% for Premier Shares, Dreyfus Treasury Prime Cash Management .13% for Institutional Shares, .13% for Investor Shares, .13% for Administrative Shares, .13% for
Participant Shares and .11% for Agency Shares, Dreyfus Municipal Cash Management Plus .24% for Institutional Shares, .36% for Investor Shares, .33% for Administrative Shares,
.37% for Participant Shares and .30% for Agency Shares, Dreyfus NewYork Municipal Cash Management .24% for Institutional Shares, .36% for Investor Shares, .33% for
Administrative Shares, .36% for Participant Shares and .29% for Agency Shares, Dreyfus Tax Exempt Cash Management .23% for Institutional Shares, .31% for Investor Shares,
.30% for Administrative Shares, .31% for Participant Shares and .26% for Agency Shares, Dreyfus California AMT-Free Municipal Cash Management .24% for Institutional Shares,
.39% for Investor Shares, .34% for Administrative Shares, .38% for Participant Shares and .30% for Agency Shares, Dreyfus NewYork AMT-Free Municipal Cash Management
.20% for Institutional Shares, .35% for Investor Shares, .30% for Administrative Shares, .35% for Participant Shares and .34% for Classic shares; multiplied by the respective fund’s average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended July 31, 2010
	Institutional	Investor	Administrative	Participant	Service	Select	Agency	Premier	Classic
Dreyfus Cash
Management
Expenses paid
per $1,000†	$ 1.05	$ 1.61	$ 1.51	$ 1.66	—	—	$ 1.35	—	—
Ending value
(after expenses)	$1,023.75	$1,023.21	$1,023.31	$1,023.16	—	—	$1,023.46	—	—
Dreyfus Cash
Management
Plus, Inc.
Expenses paid
per $1,000†	$ .75	$ 1.61	$ 1.25	$ 1.61	$ 1.51	$ 1.61	$ 1.05	—	—
Ending value
(after expenses)	$1,024.05	$1,023.21	$1,023.55	$1,023.21	$1,023.31	$1,023.21	$1,023.75	—	—
Dreyfus
Government Cash
Management
Expenses paid
per $1,000†	$ 1.05	$ 1.20	$ 1.20	$ 1.20	—	—	$ 1.20	—	—
Ending value
(after expenses)	$1,023.75	$1,023.60	$1,023.60	$1,023.60	—	—	$1,023.60	—	—
Dreyfus
Government Prime
Cash Management
Expenses paid
per $1,000†	$ 1.00	$ 1.05	$ 1.05	$ 1.05	—	—	$ 1.00	—	—
Ending value
(after expenses)	$1,023.80	$1,023.75	$1,023.75	$1,023.75	—	—	$1,023.80	—	—
Dreyfus Treasury &
Agency Cash
Management
Expenses paid
per $1,000†	$ .95	$ 1.00	$ .95	$ .95	$ .95	$ .95	$ .95	$ .95	—
Ending value
(after expenses)	$1,023.85	$1,023.80	$1,023.85	$1,023.85	$1,023.85	$1,023.85	$1,023.85	$1,023.85	—
Dreyfus
Treasury Prime
Cash Management
Expenses paid
per $1,000†	$ .65	$ .65	$ .65	$ .65	—	—	$ .55	—	—
Ending value
(after expenses)	$1,024.15	$1,024.15	$1,024.15	$1,024.15	—	—	$1,024.25	—	—
Dreyfus
Municipal Cash
Management Plus
Expenses paid
per $1,000†	$ 1.20	$ 1.81	$ 1.66	$ 1.86	—	—	$ 1.51	—	—
Ending value
(after expenses)	$1,023.60	$1,023.01	$1,023.16	$1,022.96	—	—	$1,023.31	—	—

The Funds	9

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited) (continued)

Expenses and Value of a $1,000 Investment (continued)
assuming a hypothetical 5% annualized return for the six months ended July 31, 2010
	Institutional	Investor	Administrative	Participant	Service	Select	Agency	Premier	Classic
Dreyfus
New York
Municipal Cash
Management
Expenses paid
per $1,000†	$ 1.20	$ 1.81	$ 1.66	$ 1.81	—	—	$ 1.45	—	—
Ending value
(after expenses)	$1,023.60	$1,023.01	$1,023.16	$1,023.01	—	—	$1,023.36	—	—
Dreyfus
Tax Exempt Cash
Management
Expenses paid
per $1,000†	$ 1.15	$ 1.56	$ 1.51	$ 1.56	—	—	$ 1.30	—	—
Ending value
(after expenses)	$1,023.65	$1,023.26	$1,023.31	$1,023.26	—	—	$1,023.51	—	—
Dreyfus California
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000†	$ 1.20	$ 1.96	$ 1.71	$ 1.91	—	—	$ 1.51	—	—
Ending value
(after expenses)	$1,023.60	$1,022.86	$1,023.11	$1,022.91	—	—	$1,023.31	—	—
Dreyfus New York
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000†	$ 1.00	$ 1.76	$ 1.51	$ 1.76	—	—	—	—	$ 1.71
Ending value
(after expenses)	$1,023.80	$1,023.06	$1,023.31	$1,023.06	—	—	—	—	$1,023.11

† Expenses are equal to Dreyfus Cash Management’s annualized expense ratio of .21% for Institutional Shares, .32% for Investor Shares, .30% for Administrative Shares, .33% for
Participant Shares and .27% for Agency Shares, Dreyfus Cash Management Plus, Inc 15% for Institutional Shares, .32% for Investor Shares, .25% for Administrative Shares, .32%
for Participant Shares, .30% for Service Shares, .32% for Select Shares and .21% for Agency Shares, Dreyfus Government Cash Management .21% for Institutional Shares, .24% for
Investor Shares, .24% for Administrative Shares, .24% for Participant Shares and .24% for Agency Shares, Dreyfus Government Prime Cash Management .20% for Institutional
Shares, .21% for Investor Shares, .21% for Administrative Shares, .21% for Participant Shares and .20% for Agency Shares, Dreyfus Treasury & Agency Cash Management .19% for
Institutional Shares, .20% for Investor Shares, .19% for Administrative Shares, .19% for Participant Shares, 19% for Service Shares, .19% for Select Shares, .19% for Agency Shares
and .19% for Premier Shares, Dreyfus Treasury Prime Cash Management .13% for Institutional Shares, .13% for Investor Shares, .13% for Administrative Shares, .13% for
Participant Shares and .11% for Agency Shares, Dreyfus Municipal Cash Management Plus .24% for Institutional Shares, .36% for Investor Shares, .33% for Administrative Shares,
.37% for Participant Shares and .30% for Agency Shares, Dreyfus NewYork Municipal Cash Management .24% for Institutional Shares, .36% for Investor Shares, .33% for
Administrative Shares, .36% for Participant Shares and .29% for Agency Shares, Dreyfus Tax Exempt Cash Management .23% for Institutional Shares, .31% for Investor Shares,
.30% for Administrative Shares, .31% for Participant Shares and .26% for Agency Shares, Dreyfus California AMT-Free Municipal Cash Management .24% for Institutional Shares,
.39% for Investor Shares, .34% for Administrative Shares, .38% for Participant Shares and .30% for Agency Shares, Dreyfus NewYork AMT-Free Municipal Cash Management
.20% for Institutional Shares, .35% for Investor Shares, .30% for Administrative Shares, .35% for Participant Shares and .34% for Classic shares; multiplied by the respective fund’s average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

July 31, 2010 (Unaudited)

	Principal
Dreyfus Cash Management	Amount ($)	Value ($)
Negotiable Bank Certificates of Deposit—46.3%
Banco Bilbao Vizcaya Argentaria
0.43%, 8/16/10	55,000,000 [a]	55,000,000
Banco Bilbao Vizcaya Argentaria (Yankee)
0.55%, 8/2/10	340,500,000	340,500,095
Banco Santander SA (Yankee)
0.75%—0.80%, 8/9/10—8/16/10	1,050,000,000	1,050,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.40%—0.55%, 8/6/10—10/1/10	1,060,500,000	1,060,500,000
Barclays Bank (Yankee)
0.50%—0.70%, 8/23/10—1/18/11	835,000,000	835,000,000
BNP Paribas (Yankee)
0.60%, 9/2/10—10/12/10	950,000,000	950,000,000
Canadian Imperial Bank of Commerce (Yankee)
0.36%, 8/6/10	300,000,000	300,000,000
Citibank N.A.
0.35%, 8/25/10	500,000,000	500,000,000
Credit Agricole CIB (Yankee)
0.40%—0.66%, 8/6/10—10/8/10	1,300,000,000	1,300,000,000
Fortis Bank SA/NV (Yankee)
0.61%, 10/4/10	350,500,000	350,500,000
ING Bank (London)
0.52%, 10/25/10	160,000,000	160,000,000
Lloyds TSB Bank (Yankee)
0.50%, 8/19/10	670,000,000	670,000,000
Natixis (Yankee)
0.70%, 10/4/10—10/7/10	1,195,500,000	1,195,500,000
Rabobank Nederland (Yankee)
0.50%, 1/24/11	250,000,000	250,000,000
Royal Bank of Scotland PLC (Yankee)
0.50%—0.60%, 8/12/10—9/7/10	1,400,000,000	1,400,000,000
Societe Generale (Yankee)
0.40%—0.53%, 8/6/10—10/18/10	1,000,000,000	1,000,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
0.54%, 9/7/10	300,000,000 [b]	300,000,000
UBS (Yankee)
0.33%—0.75%, 8/5/10—1/27/11	1,150,000,000	1,150,000,000
Unicredit Bank AG (Yankee)
0.75%, 10/12/10	200,000,000	200,000,000
Westpac Capital Corp.
0.40%, 8/10/10	250,000,000 [a]	250,000,000
Total Negotiable Bank Certificates of Deposit
(cost $13,317,000,095)		13,317,000,095

Commercial Paper—8.2%
Abbey National NA
0.20%, 8/2/10	250,000,000	249,998,611
ANZ International Ltd.
0.53%, 9/15/10	50,000,000 [b]	49,966,875

The Funds	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Dreyfus Cash Management (continued)	Amount ($)	Value ($)

Commercial Paper (continued)
Bank of New Zealand
0.51%, 8/20/10	250,000,000	249,932,708
General Electric Capital Corp.
0.30%—0.31%, 8/9/10—8/24/10	450,000,000	449,963,431
General Electric Capital Services Inc.
0.31%, 8/24/10	125,000,000	124,975,243
NRW Bank
0.49%—0.50%, 8/23/10—10/13/10	630,500,000 [b]	630,189,521
Skandinaviska Enskilda Banken AB
0.59%, 10/13/10	100,000,000 [b]	99,880,361
Societe Generale N.A. Inc.
0.50%—0.64%, 10/4/10—11/1/10	240,000,000	239,714,333
Westpac Banking
0.49%, 8/7/10	125,000,000 [a,b]	125,008,888
Westpac Securities NZ Ltd.
0.35%, 8/6/10	150,000,000 [b]	149,992,708
Total Commercial Paper
(cost $2,369,622,679)		2,369,622,679

Asset-Backed Commercial Paper—4.9%
Atlantis One Funding Corp.
0.20%—0.51%, 8/2/10—9/7/10	950,000,000 [b]	949,916,930
CHARTA
0.50%, 8/23/10	35,000,000 [b]	34,989,306
CIESCO
0.30%, 8/5/10	80,000,000 [b]	79,997,333
CRC Funding LLC
0.30%—0.31%, 8/5/10—8/9/10	340,000,000 [b]	339,981,556
Total Asset-Backed Commercial Paper
(cost $1,404,885,125)		1,404,885,125

Corporate Notes—5.3%
Bank of America Securities LLC
0.36%, 8/2/10	625,000,000	625,000,000
Barclays Bank
0.78%, 8/26/10	400,000,000 [a]	400,000,000
Credit Suisse
0.68%, 8/19/10	500,000,000 [a]	500,000,000
Total Corporate Notes
(cost $1,525,000,000)		1,525,000,000

Short-Term Bank Notes—2.4%
Bank of America N.A.
0.60%, 1/21/11	300,000,000	300,000,000
Chase Bank USA NA
0.35%, 8/13/10	400,000,000	400,000,000
Total Short-Term Bank Notes
(cost $700,000,000)		700,000,000

	Principal
Dreyfus Cash Management (continued)	Amount ($)	Value ($)

Time Deposits—16.8%
Allied Irish Banks (Grand Cayman)
0.65%, 8/2/10	500,000,000	500,000,000
Bank of Ireland (Dublin)
0.65%, 8/2/10	350,000,000	350,000,000
Commerzbank (Grand Cayman)
0.22%, 8/2/10	1,000,000,000	1,000,000,000
DZ Bank AG (Grand Cayman)
0.22%, 8/2/10	700,000,000	700,000,000
KBC Bank (Grand Cayman)
0.16%, 8/2/10	500,000,000	500,000,000
Landesbank Hessen-Thuringen
Girozentrale (Grand Cayman)
0.22%, 8/2/10	200,000,000	200,000,000
Nordea Bank Finland (Grand Cayman)
0.20%, 8/2/10	400,000,000	400,000,000
State Street Bank and Trust Co. (Grand Cayman)
0.17%, 8/2/10	794,000,000	794,000,000
Svenska Handelsbanken (Grand Cayman)
0.19%, 8/2/10	400,000,000	400,000,000
Total Time Deposits
(cost $4,844,000,000)		4,844,000,000

U.S. Government Agencies—5.2%
Federal Home Loan Bank
0.30%, 8/19/11	500,000,000 [a]	500,000,000
Federal Home Loan Mortgage Corp.
0.51%, 10/16/10	1,000,000,000 [a,c]	1,000,000,000
Total U.S. Government Agencies
(cost $1,500,000,000)		1,500,000,000

Repurchase Agreements—10.9%
Citigroup Global Markets Holdings Inc.
0.36%, dated 7/30/10, due 8/2/10 in the amount of
$150,004,500 (fully collateralized by $170,332,848
Corporate Bonds, 0%-12.75%, due 1/15/12-3/25/35,
value $156,215,414)	150,000,000	150,000,000
Credit Agricole
0.20%, dated 7/30/10, due 8/2/10 in the amount of
$600,010,000 (fully collateralized by $464,593,000
Federal Home Loan Mortgage Corp., 1.45%, due 8/3/10,
value $466,267,471 and $145,302,000 Federal National
Mortgage Association, 1.50%, due 6/1/12, value $145,732,578)	600,000,000	600,000,000
Credit Suisse Securities LLC
0.20%-0.21%, dated 7/30/10, due 8/2/10 in the amount of
$270,004,558 (fully collateralized by $47,720,000 Federal Home
Loan Bank, 0%, due 8/2/10-9/29/10, value $47,715,847, $23,700,000
Federal National Mortgage Association, 0%, due 11/22/10,
value $23,685,780 and $204,600,000 U.S. Treasury Bills,
due 7/28/11, value $204,002,574)	270,000,000	270,000,000

The Funds	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Dreyfus Cash Management (continued)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Deutsche Bank Securities Inc.
0.20%-0.27%, dated 7/30/10, due 8/2/10 in the amount of
$1,100,018,917 (fully collateralized by $102,013,302
Commercial Paper, 0%, due 8/2/10-9/1/10, value $102,000,000,
$158,906,000 Federal Farm Credit Bank, 1.375%-5.125%,
due 10/17/12-8/25/16, value $173,221,581, $634,387,000
Federal Home Loan Bank, 0%-5.25%, due 9/30/10-6/17/13,
value $655,891,335 and $182,357,000 Federal National Mortgage
Association, 3%-4.875%, due 5/18/12-10/29/14, value $190,887,441)	1,100,000,000	1,100,000,000
HSBC USA Inc.
0.33%, dated 7/30/10, due 8/2/10 in the amount of $80,002,200
(fully collateralized by $88,827,000 Corporate Bonds, 0%-8.62%,
due 4/1/11-12/30/49, value $82,435,357)	80,000,000	80,000,000
RBC Capital Markets
0.335%, dated 7/30/10, due 8/2/10 in the amount of $440,012,283
(fully collateralized by $185,000,000 Certificates of Deposit, 0%-7%,
due 8/13/10-12/21/39, value $184,246,010, $80,962,044 Commercial
Paper, 0%, due 8/10/10-8/17/10, value $80,953,990 and $180,998,227
Corporate Bonds, 1.69%-6.63%, due 4/1/11-12/15/65, value $185,446,213)	440,000,000	440,000,000
RBS Securities, Inc.
0.21%, dated 7/30/10, due 8/2/10 in the amount of $500,008,750
(fully collateralized by $458,050,000 U.S. Treasury Bonds, 4.625%,
due 2/15/40, value $510,002,418)	500,000,000	500,000,000
Total Repurchase Agreements
(cost $3,140,000,000)		3,140,000,000

Total Investments (cost $28,800,507,899)	100.0%	28,800,507,899

Cash and Receivables (Net)	.0%	755,183

Net Assets	100.0%	28,801,263,082

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, these securities amounted to $2,759,923,478 or 9.6% of net assets.
c On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	79.1	Asset-Backed/Multi-Seller Programs	1.6
Repurchase Agreements	10.9	Foreign/Governmental	1.2
U.S. Government Agencies	5.2
Finance	2.0		100.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

July 31, 2010 (Unaudited)

	Principal
Dreyfus Cash Management Plus, Inc.	Amount ($)	Value ($)
Negotiable Bank Certificates of Deposit—42.1%
Banco Bilbao Vizcaya Argentaria (Yankee)
0.55%, 8/2/10	200,000,000	200,000,056
Banco Santander SA (Yankee)
0.75%, 8/16/10	175,000,000	175,000,000
Barclays Bank (Yankee)
0.70%, 1/19/11	250,000,000	250,000,000
Canadian Imperial Bank of Commerce (Yankee)
0.36%, 8/6/10	200,000,000	200,000,000
Citibank N.A.
0.35%, 8/25/10	50,000,000	50,000,000
Credit Agricole CIB (Yankee)
0.40%, 8/6/10	250,000,000	250,000,000
DZ Bank AG (Yankee)
0.40%, 8/2/10	190,500,000	190,500,000
Fortis Bank SA/NV (Yankee)
0.45%, 10/22/10	100,000,000	100,000,000
ING Bank (London)
0.50%—0.52%, 8/23/10—10/25/10	250,000,000	250,000,000
Lloyds TSB Bank (Yankee)
0.50%—0.53%, 8/19/10—10/8/10	250,000,000	250,000,000
Natixis (Yankee)
0.70%, 10/4/10—10/7/10	150,000,000	150,000,000
Royal Bank of Scotland PLC (Yankee)
0.50%—0.51%, 8/12/10—10/25/10	250,000,000	250,000,000
Societe Generale (Yankee)
0.40%—0.53%, 8/6/10—10/18/10	125,000,000	125,000,000
UBS (Yankee)
0.75%, 1/27/11	200,000,000	200,000,000
Total Negotiable Bank Certificates of Deposit
(cost $2,640,500,056)		2,640,500,056

Commercial Paper—21.5%
Abbey National North America LLC
0.20%, 8/2/10	100,000,000	99,999,444
ANZ International Ltd.
0.53%, 9/15/10	250,000,000 [a]	249,834,375
BPCE
0.40%, 8/4/10	100,000,000	99,996,667
Commonwealth Bank of Australia
0.48%, 9/1/10	150,000,000 [a]	149,938,000
Fortis Funding LLC
0.65%, 9/13/10	150,000,000 [a]	149,883,542
General Electric Capital Corp.
0.31%, 8/24/10	250,000,000	249,950,486
Societe Generale N.A. Inc.
0.50%—0.64%, 10/4/10—11/1/10	150,000,000	149,815,333

The Funds	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Dreyfus Cash Management Plus, Inc. (continued)	Amount ($)	Value ($)

Commercial Paper (continued)
Westpac Securities NZ Ltd.
0.35%—0.52%, 8/6/10—9/3/10	200,000,000 [a]	199,926,069
Total Commercial Paper
(cost $1,349,343,916)		1,349,343,916

Asset-Backed Commercial Paper—6.4%
Atlantis One Funding Corp.
0.20%, 8/2/10	100,000,000 [a]	99,999,444
CHARTA
0.50%, 8/23/10	100,000,000 [a]	99,969,445
Govco
0.50%, 8/17/10	200,000,000 [a]	199,955,556
Total Asset-Backed Commercial Paper
(cost $399,924,445)		399,924,445

Corporate Note—4.4%
Bank of America Securities LLC
0.36%, 8/2/10
(cost $275,000,000)	275,000,000	275,000,000

Time Deposits—7.2%
Commerzbank (Grand Cayman)
0.22%, 8/2/10	250,000,000	250,000,000
Nordea Bank Finland (Grand Cayman)
0.20%, 8/2/10	200,000,000	200,000,000
Total Time Deposits
(cost $450,000,000)		450,000,000

Repurchase Agreements—18.2%
Barclays Capital, Inc.
0.21%, dated 7/30/10, due 8/2/10 in the amount of $93,001,628
(fully collateralized by $92,134,800 U.S. Treasury Notes, 3.13%,
due 5/15/19, value $94,860,037)	93,000,000	93,000,000
BNP Paribas
0.19%, dated 7/30/10, due 8/2/10 in the amount of $200,003,167
(fully collateralized by $171,462,900 U.S. Treasury Inflation Protected
Securities, 1.63%-3.88%, due 1/15/18-4/15/29, value $204,000,034)	200,000,000	200,000,000
Citigroup Global Markets Holdings Inc.
0.36%, dated 7/30/10, due 8/2/10 in the amount of $100,003,000
(fully collateralized by $191,351,396 Corporate Bonds, 0%-7.55%,
due 7/6/11-5/25/45, value $103,000,000)	100,000,000	100,000,000
Deutsche Bank Securities Inc.
0.27%, dated 7/30/10, due 8/2/10 in the amount of $100,002,250
(fully collateralized by $102,015,317 Commercial Paper, 0%,
due 8/9/10-8/18/10, value $102,000,000)	100,000,000	100,000,000

	Principal
Dreyfus Cash Management Plus, Inc. (continued)	Amount ($)	Value ($)

Repurchase Agreements (continued)
HSBC USA Inc.
0.33%, dated 7/30/10, due 8/2/10 in the amount of $100,002,750
(fully collateralized by $101,460,000 Corporate Bonds, 0%-2.80%,
due 4/22/13-12/2/14, value $103,002,779)	100,000,000	100,000,000
JPMorgan Chase & Co.
0.33%, dated 7/30/10, due 8/2/10 in the amount of $250,006,875
(fully collateralized by $360,068,000 Corporate Bonds, 0%-10.25%,
due 6/15/11-12/25/42, value $258,238,967)	250,000,000	250,000,000
RBC Capital Markets
0.335%, dated 7/30/10, due 8/2/10 in the amount of $150,004,188
(fully collateralized by $305,844,489 Corporate Bonds, 0%-13.24%,
due 9/14/12-8/1/75, value $154,500,000)	150,000,000	150,000,000
TD Securities (USA) LLC
0.22%, dated 7/30/10, due 8/2/10 in the amount of $150,002,750
(fully collateralized by $151,272,100 U.S. Treasury Notes, 1.38%-2%,
due 9/30/10-11/15/12, value $153,000,031)	150,000,000	150,000,000
Total Repurchase Agreements
(cost $1,143,000,000)		1,143,000,000

Total Investments (cost $6,257,768,417)	99.8%	6,257,768,417

Cash and Receivables (Net)	.2%	13,495,342

Net Assets	100.0%	6,271,263,759

a Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, these securities amounted to $1,149,506,431 or 18.3% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	76.0	Asset-Backed/Multi-Seller Programs	1.6
Repurchase Agreements	18.2
Finance	4.0		99.8

† Based on net assets.
See notes to financial statements.

The Funds	17

STATEMENT OF INVESTMENTS

July 31, 2010 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management	Purchase (%)	Amount ($)	Value ($)

U.S. Government Agencies—62.3%
Federal Farm Credit Bank:
8/4/10	0.40	25,000,000 [a]	24,945,910
2/6/12	0.44	80,000,000 [a]	79,887,892
Federal Home Loan Bank:
8/2/10	0.39	197,500,000 [a]	197,500,000
8/2/10	0.44	500,000,000 [a]	500,000,000
8/23/10	0.32	971,250,000 [a]	971,191,493
10/15/10	0.44	650,000,000 [a]	649,685,971
10/15/10	0.45	32,900,000	32,897,591
10/15/10	0.48	1,000,000,000 [a]	1,000,000,000
10/22/10	0.19	20,000,000	19,991,344
10/28/10	0.35	100,000,000	100,023,366
11/2/10	0.22	225,000,000	227,281,978
11/10/10	0.32	879,000,000	878,886,301
11/10/10	0.32	25,000,000	24,996,707
11/15/10	0.47	50,000,000	50,082,812
12/15/10	0.28	96,492,000	96,389,933
12/22/10	0.25	200,000,000	199,801,389
1/18/11	0.42	200,000,000	200,296,811
1/19/11	0.24	518,000,000	517,409,480
5/25/11	0.25	560,000,000 [a]	560,000,000
5/27/11	0.25	500,000,000 [a]	500,000,000
8/17/11	0.30	500,000,000 [a]	499,894,527
Federal Home Loan Mortgage Corp.:
8/19/10	0.38	305,810,000 [a,b]	305,529,552
9/21/10	0.22	250,000,000 [b]	249,922,083
10/19/10	0.24	500,000,000 [b]	499,736,667
10/25/10	0.27	25,000,000 [b]	24,984,063
10/26/10	0.26	301,410,000 [b]	301,224,929
10/27/10	0.28	336,000,000 [b]	335,772,640
11/2/10	0.27	421,000,000 [b]	420,709,207
11/16/10	0.31	500,000,000 [b]	499,539,306
11/17/10	0.25	250,000,000 [b]	249,812,500
11/23/10	0.32	352,000,000 [b]	351,648,880
12/6/10	0.28	300,000,000 [b]	299,708,958
12/8/10	0.26	150,000,000 [b]	149,860,250
12/8/10	0.28	150,000,000 [b]	149,852,188
12/21/10	0.30	200,000,000 [b]	199,763,333
Federal National Mortgage Association:
9/1/10	0.30	1,000,000,000 [b]	999,741,667
9/20/10	0.25	975,000,000 [b]	974,661,458
10/18/10	0.26	360,000,000 [b]	359,797,200
10/20/10	0.27	50,000,000 [b]	49,970,000
10/25/10	0.27	500,000,000 [b]	499,681,250
11/15/10	0.33	550,000,000 [b]	549,465,583
11/15/10	0.38	137,731,000 [b]	140,222,120
12/20/10	0.25	250,000,000 [b]	249,755,208
12/22/10	0.25	218,000,000 [b]	217,783,514
12/29/10	0.25	376,442,000 [b]	376,056,637
1/18/11	0.30	250,000,000 [b]	249,645,833
Total U.S. Government Agencies
(cost $16,036,008,531)			16,036,008,531

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Asset-Backed Commercial Paper—6.5%
Straight-A Funding LLC
8/2/10	0.30	125,000,000 [c]	124,998,958
8/2/10	0.39	550,000,000 [c]	549,994,042
9/1/10	0.43	125,000,000 [c]	124,953,715
9/1/10	0.43	100,000,000 [c]	99,962,972
9/7/10	0.41	194,000,000 [c]	193,918,251
9/9/10	0.40	106,000,000 [c]	105,954,067
10/4/10	0.36	150,000,000 [c]	149,904,000
10/25/10	0.33	321,805,000 [c]	321,554,260
Total Asset-Backed Commercial Paper
(cost $1,671,240,265)			1,671,240,265

Repurchase Agreements—30.8%
Banc of America Securities LLC
dated 7/30/10, due 8/2/10 in the amount of $700,011,083
(fully collateralized by $194,183,600 U.S. Treasury Bonds, 4.38%, due 5/15/40, value $205,647,292 and $466,244,500 U.S. Treasury Notes,
1.38%-5.13%, due 6/30/11-2/15/17, value $508,352,756)	0.19	700,000,000	700,000,000
Barclays Capital, Inc.
dated 7/30/10, due 8/2/10 in the amount of $876,015,330
(fully collateralized by $850,873,400 U.S. Treasury Notes,
2.13%-3.38%, due 6/30/13-12/31/16, value $893,520,015)	0.21	876,000,000	876,000,000
BNP Paribas
dated 7/30/10, due 8/2/10 in the amount of $1,200,019,000
(fully collateralized by $1,166,281,000 U.S. Treasury Notes,
1%-5%, due 7/31/11-3/31/16, value $1,224,000,110)	0.19	1,200,000,000	1,200,000,000
Citigroup Global Markets Holdings Inc.
dated 7/30/10, due 8/2/10 in the amount of $100,001,750
(fully collateralized by $44,159,500 U.S. Treasury Inflation Protected
Securities, 3.50%, due 1/15/11, value $56,218,691 and $44,835,000
U.S. Treasury Notes, 1.38%, due 2/15/13, value $45,781,344)	0.21	100,000,000	100,000,000
Credit Agricole
dated 7/30/10, due 8/2/10 in the amount of $900,015,000
(fully collateralized by $645,000,000 Federal Home Loan Bank,
0.35%-0.54%, due 2/1/11-7/8/11, value $646,029,450 and
$272,571,000 Federal National Mortgage Association, 0%,
due 4/26/11-4/29/11, value $271,971,344)	0.20	900,000,000	900,000,000
Credit Suisse Securities LLC
dated 7/30/10, due 8/2/10 in the amount of $900,015,000 (fully collateralized by $753,775,900 U.S. Treasury Inflation Protected
Securities, 1.88%-2.38%, due 7/15/13-1/15/17, value $918,004,272)	0.20	900,000,000	900,000,000
Deutsche Bank Securities Inc.
dated 7/30/10, due 8/2/10 in the amount of $1,000,016,667 (fully collateralized by $138,794,100 U.S. Treasury Bills, due 10/7/10-12/23/10,
value $138,726,546, $251,038,900 U.S. Treasury Bonds, 4.63%-8.75%,
due 5/15/17-2/15/40, value $335,865,235 and $522,364,800 U.S. Treasury
Notes, 0.75%-5.75%, due 8/15/10-7/31/14, value $545,408,332)	0.20	1,000,000,000	1,000,000,000
Goldman, Sachs & Co.
dated 7/30/10, due 8/2/10 in the amount of $36,000,420 (fully collateralized
by $36,419,200 U.S. Treasury Notes, 1.13%, due 6/30/11, value $36,720,027)	0.14	36,000,000	36,000,000

The Funds	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Morgan Stanley
dated 7/30/10, due 8/2/10 in the amount of $300,005,000
(fully collateralized by $299,526,600 U.S. Treasury Inflation
Protected Securities, 0.50%, due 4/15/15, value $306,000,045)	0.20	300,000,000	300,000,000
RBC Capital Markets
dated 7/30/10, due 8/2/10 in the amount of $450,007,500 (fully collateralized by $74,858,000 U.S. Treasury Bonds, 9.25%, due 2/15/16,
value $107,050,803 and $340,633,300 U.S. Treasury Notes, 1%-7.13%,
due 9/30/11-2/15/23, value $351,949,239)	0.20	450,000,000	450,000,000
RBS Securities, Inc.
dated 7/30/10, due 8/2/10 in the amount of $200,003,333 (fully collateralized by $7,450,000 International Bank for Reconstruction and
Development, 2%, due 4/2/12, value $7,653,873, $162,205,000
International Finance Corp., 2%, due 10/29/12, value $163,548,953 and
$31,940,000 U.S. Treasury Notes, 1.88%, due 6/15/12, value $32,798,396)	0.20	200,000,000	200,000,000
Societe Generale
dated 7/30/10, due 8/2/10 in the amount of $1,000,015,833 (fully collateralized by $10,000,000 Federal Home Loan Mortgage Corp., 4.50%,
due 5/20/25, value $10,227,300, $50,216,000 Federal National Mortgage
Association, 4%-5%, due 4/22/22-11/26/29, value $50,984,616, $33,992,000
U.S. Treasury Inflation Protected Securities, 2.38%, due 1/15/25, value
$42,938,616, $375,127,300 U.S. Treasury Notes, 1.75%-3.13%,
due 4/15/13-4/30/17, value $389,915,176 and $1,014,500,000
U.S. Treasury Strips, due 8/15/16-5/15/37, value $525,934,368)	0.19	1,000,000,000	1,000,000,000
UBS Securities LLC
dated 7/30/10, due 8/2/10 in the amount of $250,004,167 (fully collateralized
by $255,503,000 U.S. Treasury Bills, due 1/6/11-7/28/11, value $255,001,114)	0.20	250,000,000	250,000,000
Total Repurchase Agreements
(cost $7,912,000,000)			7,912,000,000

Total Investments (cost $25,619,248,796)		99.6%	25,619,248,796

Cash and Receivables (Net)		.4%	93,980,223

Net Assets		100.0%	25,713,229,019

a Variable rate security—interest rate subject to periodic change.
b On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, these securities amounted to $1,671,240,265 or 6.5% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Repurchase Agreements	30.8	Asset-Backed/Commercial Paper	6.5
Federal Home Loan Bank	28.1	Federal Farm Credit Bank	.4
Federal National Mortgage Association	18.1
Federal Home Loan Mortgage Corp.	15.7		99.6

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

July 31, 2010 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Prime Cash Management	Purchase (%)	Amount ($)	Value ($)

U.S. Government Agencies—93.1%
Federal Farm Credit Bank:
8/6/10	0.40	328,000,000 [a]	328,037,573
8/9/10	0.18	15,000,000	14,999,400
8/10/10	0.21	25,000,000	24,998,687
8/23/10	0.32	100,000,000 [a]	99,929,572
8/27/10	0.34	412,000,000 [a]	411,982,637
9/28/10	0.25	50,000,000	49,979,861
12/15/10	0.32	50,000,000	49,939,556
12/17/10	0.21	25,500,000 [a]	25,499,026
1/5/11	0.21	30,000,000 [a]	29,998,696
2/6/12	0.44	75,000,000 [a]	74,894,899
Federal Home Loan Bank:
8/2/10	0.06	334,000,000	333,999,443
8/2/10	0.44	250,000,000 [a]	250,000,000
8/5/10	0.11	130,175,000	130,173,409
8/10/10	0.11	99,275,000	99,272,270
8/18/10	0.18	300,000,000	299,975,208
9/15/10	0.16	50,000,000	49,990,313
9/17/10	0.15	100,000,000	99,980,417
9/29/10	0.19	300,000,000	299,909,042
10/15/10	0.19	249,500,000	249,403,323
10/22/10	0.19	80,000,000	79,965,378
11/10/10	0.28	125,000,000	124,998,106
11/24/10	0.32	287,000,000	287,155,308
11/26/10	0.32	100,000,000	99,994,277
12/9/10	0.31	150,000,000	149,999,893
12/10/10	0.27	77,715,000	78,957,041
12/17/10	0.25	16,345,000	16,551,928
12/22/10	0.26	200,000,000	199,797,417
1/18/11	0.36	200,000,000	200,352,645
Total U.S. Government Agencies
(cost $4,160,735,325)			4,160,735,325

U.S. Treasury Bills—6.7%
8/26/10
(cost $299,967,708)	0.16	300,000,000	299,967,708

Total Investments (cost $4,460,703,033)		99.8%	4,460,703,033

Cash and Receivables (Net)		.2%	7,946,795

Net Assets		100.0%	4,468,649,828

a	Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Federal Home Loan Bank	68.3	U.S. Treasury Bills	6.7
Federal Farm Credit Bank	24.8		99.8

† Based on net assets.
See notes to financial statements.

The Funds	21

STATEMENT OF INVESTMENTS

July 31, 2010 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury & Agency Cash Management	Purchase (%)	Amount ($)	Value ($)
U.S. Treasury Bills—22.4%
8/12/10	0.13	700,000,000	699,971,583
9/9/10	0.20	250,000,000	249,945,833
10/7/10	0.26	430,000,000	429,795,929
10/14/10	0.24	500,000,000	499,758,472
12/2/10	0.20	400,000,000	399,726,667
1/13/11	0.20	250,000,000	249,776,563
Total U.S. Treasury Bills
(cost $2,528,975,047)			2,528,975,047

U.S. Treasury Notes—47.0%
8/2/10	0.11	1,357,000,000	1,357,095,089
8/16/10	0.27	240,000,000	240,381,896
8/31/10	0.31	350,000,000	350,588,217
9/15/10	0.26	225,000,000	225,989,858
9/30/10	0.21	1,093,100,000	1,096,297,451
11/1/10	0.21	225,615,000	226,330,857
11/15/10	0.30	170,000,000	172,069,990
11/30/10	0.24	485,000,000	486,615,813
12/15/10	0.30	225,000,000	228,390,929
12/31/10	0.25	380,000,000	380,967,332
5/31/11	0.27	300,000,000	311,392,206
8/1/11	1.89	200,000,000	209,011,929
Total U.S. Treasury Notes
(cost $5,285,131,567)			5,285,131,567

Repurchase Agreements—30.2%
Banc of America Securities LLC
dated 7/30/10, due 8/2/10 in the amount of $50,000,833
(fully collateralized by $51,821,925 Government National
Mortgage Association, 4.50%-5%, due 7/15/39-8/15/39,
value $51,000,000)	0.20	50,000,000	50,000,000
Barclays Capital, Inc.
dated 7/30/10, due 8/2/10 in the amount of $657,011,498
(fully collateralized by $102,054,800 U.S. Treasury Bills,
due 9/9/10-1/13/11, value $102,000,022 and $486,232,800
U.S. Treasury Notes, 4.50%-4.75%, due 2/15/17-8/15/17,
value $568,140,077)	0.21	657,000,000	657,000,000
BNP Paribas
dated 7/30/10, due 8/2/10 in the amount of $800,012,667
(fully collateralized by $79,806,300 U.S. Treasury Bills,
due 1/13/11, value $79,739,263 and $719,020,100
U.S. Treasury Notes, 1%-2%, due 12/31/11-11/30/13,
value $736,260,798)	0.19	800,000,000	800,000,000

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury & Agency Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Credit Agricole
dated 7/30/10, due 8/2/10 in the amount of $500,008,333 (fully collateralized by $51,063,500 U.S. Treasury Bills, due 8/19/10-7/28/11, value $50,947,243,
$7,863,000 U.S. Treasury Bonds, 4.38%-4.63%, due 2/15/40-5/15/40,
value $8,661,828, $10,000,000 U.S. Treasury Inflation Protected Securities,
0.63%, due 4/15/13, value $10,559,515 and $417,732,700 U.S. Treasury Notes,
0.88%-4.88%, due 2/28/11-5/15/20, value $439,831,417)	0.20	500,000,000	500,000,000
Credit Suisse Securities LLC
dated 7/30/10, due 8/2/10 in the amount of $100,001,667
(fully collateralized by $94,235,000 U.S. Treasury Bonds,
4.50%, due 5/15/38, value $102,002,174)	0.20	100,000,000	100,000,000
Deutsche Bank Securities Inc.
dated 7/30/10, due 8/2/10 in the amount of $100,001,667
(fully collateralized by $404,529,376 Government National Mortgage
Association, 4%-7%, due 4/15/19-6/15/50, value $102,000,000)	0.20	100,000,000	100,000,000
HSBC USA Inc.
dated 7/30/10, due 8/2/10 in the amount of $400,006,000 (fully collateralized by $37,589,000 U.S. Treasury Bonds, 8.13%, due 5/15/21,
value $55,305,072 and $334,911,000 U.S. Treasury Notes, 1.75%-4.13%,
due 8/15/12-4/15/13, value $352,699,747)	0.18	400,000,000	400,000,000
JPMorgan Chase & Co.
dated 7/30/10, due 8/2/10 in the amount of $200,003,167
(fully collateralized by $244,572,959 Government National Mortgage
Association, 4%-12%, due 5/15/13-4/15/52, value $204,000,216)	0.19	200,000,000	200,000,000
RBC Capital Markets
dated 7/30/10, due 8/2/10 in the amount of $200,003,333 (fully collateralized by $25,790,000 U.S. Treasury Bills, due 9/23/10,
value $25,783,578 and $170,358,600 U.S. Treasury Notes,
1.38%-4.75%, due 2/28/11-3/31/16, value $178,216,516)	0.20	200,000,000	200,000,000
RBS Securities, Inc.
dated 7/30/10, due 8/2/10 in the amount of $400,006,667
(fully collateralized by $392,826,700 U.S. Treasury Notes,
1.75%-3%, due 3/31/14-2/28/17, value $408,003,914)	0.20	400,000,000	400,000,000
Total Repurchase Agreements
(cost $3,407,000,000)			3,407,000,000

Total Investments (cost $11,221,106,614)		99.6%	11,221,106,614

Cash and Receivables (Net)		.4%	47,668,489

Net Assets		100.0%	11,268,775,103

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
U.S. Treasury Notes	47.0	U.S. Treasury Bills	22.4
Repurchase Agreements	30.2		99.6
† Based on net assets.
See notes to financial statements.

The Funds	23

STATEMENT OF INVESTMENTS

July 31, 2010 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury Prime Cash Management	Purchase (%)	Amount ($)	Value ($)
U.S. Treasury Bills—76.2%
8/5/10	0.16	1,371,000,000	1,370,975,512
8/12/10	0.13	2,935,000,000	2,934,883,492
8/19/10	0.14	485,000,000	484,965,465
8/26/10	0.15	594,000,000	593,936,903
9/2/10	0.16	950,000,000	949,868,000
9/9/10	0.13	1,300,000,000	1,299,823,958
9/16/10	0.12	1,326,000,000	1,325,798,999
9/23/10	0.16	2,060,000,000	2,059,515,715
9/30/10	0.21	1,343,000,000	1,342,530,067
10/28/10	0.15	1,000,000,000	999,633,333
12/30/10	0.19	700,000,000	699,456,820
1/13/11	0.20	1,000,000,000	999,106,250
1/27/11	0.20	437,000,000	436,576,292
Total U.S. Treasury Bills
(cost $15,497,070,806)			15,497,070,806

U.S. Treasury Notes—27.6%
8/2/10	0.12	860,000,000	860,060,109
8/16/10	0.18	573,000,000	573,924,956
8/16/10	0.19	765,000,000	766,743,522
8/31/10	0.17	490,000,000	490,877,844
9/15/10	0.14	723,000,000	726,295,680
9/30/10	0.16	1,546,000,000	1,550,639,749
10/15/10	0.14	75,000,000	75,630,203
11/30/10	0.16	400,000,000	401,430,692
1/31/11	0.22	176,000,000	176,543,777
Total U.S. Treasury Notes
(cost $5,622,146,532)			5,622,146,532

Total Investments (cost $21,119,217,338)		103.8%	21,119,217,338
Liabilities, Less Cash and Receivables		(3.8%)	(770,600,072)
Net Assets		100.0%	20,348,617,266

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
U.S. Treasury Bills	76.2	U.S. Treasury Notes	27.6
			103.8

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

July 31, 2010 (Unaudited)

	Coupon	Maturity	Principal
Dreyfus Municipal Cash Management Plus	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments—99.5%
Alabama—1.7%
Macon Trust Various Certificates (Spanish Fort Redevelopment
Authority, Revenue (Spanish Fort Town Center)) (Liquidity
Facility; Bank of America and LOC; Bank of America)	0.40	8/7/10	20,750,000 [a,b]	20,750,000
Arizona—2.4%
Arizona Health Facilities Authority, Revenue
(La Loma Village) (LOC; Banco Santander)	0.49	8/7/10	9,700,000 [a]	9,700,000
JPMorgan Chase Putters and Drivers Trust (Salt River Project
Agricultural Improvement and Power District, Salt River Project
Electric System Revenue) (Liquidity Facility; JPMorgan Chase Bank)	0.28	8/7/10	8,500,000 [a,b]	8,500,000
Maricopa County Industrial Development Authority, MFHR (San Clemente
Apartments Project) (Liquidity Facility; FNMA and LOC; FNMA)	0.34	8/7/10	1,010,000 [a]	1,010,000
Maricopa County Industrial Development Authority,
MFHR, Refunding (San Clemente Apartments Project)
(Liquidity Facility; FNMA and LOC; FNMA)	0.29	8/7/10	7,600,000 [a]	7,600,000
Yavapai County Industrial Development Authority, HR (Northern
Arizona Healthcare System) (LOC; Banco Bilbao Vizcaya Argentaria)	0.38	8/7/10	3,400,000 [a]	3,400,000
California—2.1%
California Infrastructure and Economic Development Bank,
Revenue (California Academy of Sciences, San Francisco,
California) (LOC; Allied Irish Banks)	1.25	8/1/10	5,000,000 [a]	5,000,000
California Statewide Communities Development Authority,
MFHR (Liquidity Facility; FHLMC and LOC; FHLMC)	0.37	8/7/10	13,995,000 [a,b]	13,995,000
Los Angeles Department of Water and Power, Revenue, CP
(Liquidity Facility; Banco Bilbao Vizcaya Argentaria)	0.55	8/19/10	7,500,000	7,500,000
Colorado—2.7%
Colorado, Revenue, TRAN (Education Loan Program)	1.50	8/12/10	21,000,000	21,007,674
Colorado Housing and Finance Authority, EDR
(Popiel Properties, LLC Project) (LOC; Wells Fargo Bank)	0.54	8/7/10	2,915,000 [a]	2,915,000
Colorado Housing and Finance Authority,
EDR (Wanco Inc. Project) (LOC; U.S. Bank NA)	0.54	8/7/10	2,635,000 [a]	2,635,000
Erie, COP (Lease Purchase Agreement) (LOC; Key Bank)	1.00	8/7/10	4,070,000 [a]	4,070,000
Southglenn Metropolitan District, Special Revenue (LOC; BNP Paribas)	0.30	8/7/10	2,950,000 [a]	2,950,000
Connecticut—.6%
Connecticut Health and Educational Facilities Authority, Revenue
(Yale University Issue) (Liquidity Facility; Wells Fargo Bank)	0.28	8/7/10	7,300,000 [a,b]	7,300,000
District of Columbia—5.2%
District of Columbia, Revenue, CP
(National Academy of Sciences) (LOC; Bank of America)	0.37	10/19/10	10,000,000	10,000,000
Metropolitan Washington Airports Authority, Airport System
Revenue (Liquidity Facility; Landesbank Baden-Wurttemberg)	0.45	8/7/10	15,000,000 [a]	15,000,000
Metropolitan Washington Airports Authority, Airport System
Revenue (Liquidity Facility; Landesbank Baden-Wurttemberg)	0.45	8/7/10	25,000,000 [a]	25,000,000
Metropolitan Washington Airports Authority,
Airport System Revenue (LOC; Wachovia Bank)	0.32	8/7/10	14,700,000 [a]	14,700,000
Florida—10.0%
Broward County Housing Finance Authority, MFHR
(Cypress Grove Apartments Project) (LOC; FNMA)	0.33	8/7/10	13,230,000 [a]	13,230,000

The Funds	25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
Florida (continued)
Citizens Property Insurance Corporation,
High-Risk Account Senior Secured Revenue	2.00	4/21/11	20,000,000	20,102,432
Escambia County Health Facilities Authority, Healthcare
Facilities Revenue, Refunding (Azalea Trace, Inc.
Obligated Group) (LOC; Bank of America)	0.36	8/1/10	19,695,000 [a]	19,695,000
Florida Local Government Finance Commission,
Pooled Loan Program Revenue, CP (LOC; Bank of America)	0.35	9/14/10	21,905,000	21,905,000
Florida Local Government Finance Commission,
Pooled Loan Program Revenue, CP (LOC; Wachovia Bank)	0.39	9/14/10	13,151,000	13,151,000
Florida Local Government Finance Commission,
Pooled Loan Program Revenue, CP (LOC; Wachovia Bank)	0.45	9/14/10	13,130,000	13,130,000
Greater Orlando Aviation Authority, Airport Facility Revenue
(FlightSafety International Inc. Project) (Insured;
Berkshire Hathaway Assurance Corporation)	0.25	8/7/10	6,700,000 [a]	6,700,000
Orange County Health Facilities Authority, HR
(Orlando Regional Healthcare System)
(Insured; Assured Guaranty Municipal Corp.
and Liquidity Facility; Dexia Credit Locale)	0.43	8/1/10	15,850,000 [a]	15,850,000
Georgia—3.2%
Cobb County, GO Notes, TAN	1.50	12/30/10	20,000,000	20,099,728
Fulton County School District, Construction Notes	1.50	12/30/10	15,000,000	15,075,500
Gwinnett County Development Authority, IDR
(Suzanna’s Kitchen, Inc. Project) (LOC; Wachovia Bank)	0.42	8/7/10	5,000,000 [a]	5,000,000
Illinois—1.4%
Illinois Finance Authority, IDR (Fitzpatrick Brothers, Inc. Project)
(Liquidity Facility; Northern Trust Company)	0.27	8/7/10	5,000,000 [a]	5,000,000
Illinois Toll Highway Authority, Toll Highway Senior Revenue,
Refunding (Insured; Assured Guaranty Municipal Corp. and
Liquidity Facility; Dexia Credit Locale)	0.31	8/7/10	3,700,000 [a]	3,700,000
Upper Illinois River Valley Development Authority, SWDR
(Exolon-ESK Company Project) (LOC; Bank of America)	0.31	8/7/10	8,405,000 [a]	8,405,000
Indiana—4.4%
Elkhart County, EDR (Four Seasons Manufacturing
Project) (LOC; National City Bank)	0.35	8/7/10	3,255,000 [a]	3,255,000
Fort Wayne, EDR (Park Center Project) (LOC; National City Bank)	0.29	8/7/10	2,215,000 [a]	2,215,000
Indiana Finance Authority, EDR (JRL Leasing, Inc. and
LaSarre Co., LLC Project) (LOC; National City Bank)	0.35	8/7/10	3,300,000 [a]	3,300,000
Indiana Finance Authority, Environmental Revenue, Refunding
(Duke Energy Indiana, Inc. Project) (LOC; Bank of America)	0.32	8/7/10	6,000,000 [a]	6,000,000
Indianapolis Local Public Improvement Bond Bank, Revenue
(Insured; Assured Guaranty Municipal Corp. and
Liquidity Facility; Dexia Credit Locale)	0.43	8/1/10	40,000,000 [a]	40,000,000
Iowa—.8%
Iowa Higher Education Loan Authority, Revenue,
BAN (William Penn University Project)	1.50	12/1/10	5,000,000	5,008,289
Ringgold County Hospital, HR, BAN
(Ringgold County Hospital Project)	1.50	10/1/10	5,000,000	5,004,150

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
Kansas—.7%
Kansas Development Finance Authority, MFHR
(Tree House Apartments) (LOC; Bank of America)	0.32	8/7/10	8,580,000 [a]	8,580,000
Kentucky—1.6%
Jefferson County, Retirement Home Revenue (Nazareth Literary
and Benevolent Institution Project) (LOC; JPMorgan Chase Bank)	0.40	8/7/10	9,320,000 [a]	9,320,000
Kentucky Economic Development Finance Authority, Industrial Building
Revenue (Republic Services, Inc. Project) (LOC; Bank One)	0.38	8/7/10	6,100,000 [a]	6,100,000
Kentucky Rural Water Finance Corporation,
Public Projects Construction Notes	1.25	1/1/11	5,000,000	5,011,424
Louisiana—1.3%
Louisiana Public Facilities Authority, Revenue
(Tiger Athletic Foundation Project) (LOC; FHLB)	0.28	8/7/10	15,750,000 [a]	15,750,000
Maryland—2.3%
Anne Arundel County, EDR (Atlas Container
Corporation Project) (LOC; M&T Bank)	0.41	8/7/10	6,475,000 [a]	6,475,000
Baltimore County Revenue Authority,
Golf System Revenue (LOC; M&T Bank)	0.31	8/7/10	5,975,000 [a]	5,975,000
Frederick County, Revenue (Homewood, Inc. Facility) (LOC; M&T Bank)	0.29	8/7/10	2,700,000 [a]	2,700,000
Maryland Health and Higher Educational Facilities Authority, Revenue
(Charles County Nursing Center) (Liquidity Facility; M&T Bank)	0.33	8/7/10	3,705,000 [a]	3,705,000
Montgomery County, CP (Liquidity Facility;
State Street Bank and Trust Co.)	0.32	9/1/10	10,000,000	10,000,000
Massachusetts—1.9%
Macon Trust Various Certificates (Massachusetts Health
and Educational Facilities Authority—Harvard Vanguard
Medical Associates Issue) (Liquidity Facility;
Bank of America and LOC; Bank of America)	0.33	8/7/10	10,250,000 [a,b]	10,250,000
Massachusetts Development Finance Agency, Multifamily Revenue
(Kennedy Lofts Project) (Liquidity Facility; FHLMC and LOC; FHLMC)	0.38	8/7/10	4,000,000 [a,b]	4,000,000
Massachusetts Development Finance Agency, Revenue
(The Brimmer and May School Issue) (LOC; Comerica Bank)	0.53	8/7/10	9,675,000 [a]	9,675,000
Michigan—5.6%
Michigan, GO Notes	2.00	9/30/10	20,000,000	20,048,122
Michigan Hospital Finance Authority, Revenue, CP (Trinity Health Ssytem)	0.33	8/3/10	20,000,000	20,000,000
Michigan Hospital Finance Authority, Revenue, CP (Trinity Health System)	0.35	8/4/10	7,000,000	7,000,000
Michigan Housing Development Authority, Rental Housing Revenue
(Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.28	8/7/10	5,800,000 [a]	5,800,000
Oakland County Economic Development Corporation, LOR
(Michigan Seamless Tube LLC Project) (LOC; ABN-AMRO)	0.45	8/7/10	2,200,000 [a]	2,200,000
Pittsfield Township Economic Development Corporation, LOR,
Refunding (Arbor Project) (LOC; Comerica Bank)	0.30	8/7/10	4,355,000 [a]	4,355,000
Waterford Charter Township Economic Development Corporation,
LOR, Refunding (Canterbury Health Care, Inc. Project) (LOC; FHLB)	0.30	8/7/10	10,460,000 [a]	10,460,000
Minnesota—2.7%
Minnesota Housing Finance Agency, Residential Housing
Finance Revenue (Liquidity Facility; Lloyds TSB Bank PLC)	0.27	8/7/10	3,245,000 [a]	3,245,000

The Funds	27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
Minnesota (continued)
Minnesota Housing Finance Agency, Residential Housing
Finance Revenue (Liquidity Facility; FHLB)	0.30	8/7/10	7,000,000 [a]	7,000,000
Minnesota Tax and Aid Anticipation Borrowing Program, COP
(GO Aid Anticipation Certificates of Indebtedness)
(Minnesota School District Credit Enhancement Program)	2.00	9/10/10	6,000,000	6,011,316
Southern Minnesota Municipal Power Agency,
Power Supply System Revenue, CP (Liquidity
Facility; Landesbank Hessen-Thuringen Girozentrale)	0.52	8/3/10	10,000,000	10,000,000
University of Minnesota, CP	0.32	11/9/10	7,837,000	7,837,000
Missouri—.6%
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue (The Children’s Mercy Hospital) (LOC; UBS AG)	0.25	8/7/10	6,850,000 [a]	6,850,000
Nebraska—1.2%
Lancaster County Hospital Authority Number 1, HR, Refunding
(BryanLGH Medical Center) (LOC; U.S. Bank NA)	0.25	8/7/10	14,820,000 [a]	14,820,000
Nevada—2.3%
Clark County, Airport System Subordinate Lien
Revenue (LOC; Landesbank Baden-Wurttemberg)	0.30	8/7/10	16,100,000 [a]	16,100,000
Clark County, Airport System Subordinate Lien
Revenue (LOC; Landesbank Baden-Wurttemberg)	0.30	8/7/10	6,600,000 [a]	6,600,000
Director of Nevada Department of Business and Industry, Revenue
(Nevada Cancer Institute Project) (LOC; Bank of America)	0.27	8/7/10	5,450,000 [a]	5,450,000
New Hampshire—.4%
New Hampshire Health and Education Facilities Authority,
Revenue (Kimball Union Academy) (LOC; RBS Citizens NA)	0.42	8/7/10	5,000,000 [a]	5,000,000
New Jersey—.9%
East Brunswick Township, GO Notes, BAN	2.50	4/27/11	10,500,000	10,648,499
New York—4.8%
Metropolitan Transportation Authority, RAN	2.00	12/31/10	10,000,000	10,066,935
New York City, GO Notes (Liquidity Facility; Allied Irish Banks)	0.65	8/1/10	21,000,000 [a]	21,000,000
New York City Housing Development Corporation, MFHR
(Liquidity Facility; JPMorgan Chase Bank)	0.32	8/7/10	15,000,000 [a]	15,000,000
New York Liberty Development Corporation, Multi-Modal
Liberty Revenue (World Trade Center Project)	0.50	1/18/11	10,000,000	10,000,000
Port Authority of New York and New Jersey, Special Obligation Revenue
(Versatile Structure Obligations) (LOC; Bayerische Landesbank)	0.36	8/1/10	4,000,000 [a]	4,000,000
North Carolina—4.0%
North Carolina Education Assistance Authority, Student Loan
Revenue, Refunding (LOC; Royal Bank of Canada)	0.31	8/7/10	30,000,000 [a]	30,000,000
Raleigh-Durham Airport Authority, Airport Revenue,
Refunding (LOC; Wachovia Bank)	0.27	8/7/10	19,200,000 [a]	19,200,000
Ohio—4.3%
Akron, Bath and Copley Joint Township Hospital District, Health Care
Facilities Revenue (Sumner on Ridgewood Project) (LOC; KBC Bank)	0.29	8/7/10	5,055,000 [a]	5,055,000
Lorain County, IDR (Cutting Dynamics, Inc.
Project) (LOC; National City Bank)	0.38	8/7/10	1,955,000 [a]	1,955,000

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
Ohio (continued)
Montgomery County, Revenue, CP (Miami Valley Hospital)	0.50	9/10/10	10,000,000	10,000,000
Ohio Higher Educational Facilities, Revenue
(Cedarville University Project) (LOC; Key Bank)	0.48	8/7/10	4,415,000 [a]	4,415,000
Ohio Water Development Authority, PCR, Refunding
(FirstEnergy Nuclear Generation Corporation Project)
(LOC; Bank of Nova Scotia)	0.31	8/7/10	15,000,000 [a]	15,000,000
Ohio Water Development Authority, PCR, Refunding (FirstEnergy
Nuclear Generation Corporation Project) (LOC; Barclays Bank PLC)	0.32	8/7/10	9,700,000 [a]	9,700,000
Puttable Floating Option Tax Exempt Receipts (Hamilton County,
Hospital Facilities Revenue (University Hospital)) (Liquidity
Facility; Bank of America and LOC; Bank of America)	0.33	8/7/10	7,870,000 [a,b]	7,870,000
Oklahoma—.5%
Oklahoma Water Resources Board, State Loan Program
Revenue (Liquidity Facility; State Street Bank and Trust Co.)	0.75	9/1/10	6,055,000	6,055,000
Pennsylvania—4.4%
Blair County Industrial Development Authority, Revenue (Hollidaysburg
Area YMCA Project) (LOC; Citizens Bank of Pennsylvania)	0.46	8/7/10	2,920,000 [a]	2,920,000
Chester County Health and Education Facilities Authority, Mortgage
Revenue (Tel Hai Obligated Group Project) (LOC; M&T Bank)	0.33	8/7/10	10,405,000 [a]	10,405,000
Emmaus General Authority, Local Government
Revenue (Bond Pool Program) (LOC; U.S. Bank NA)	0.26	8/7/10	2,400,000 [a]	2,400,000
Haverford Township School District, GO Notes (LOC; TD Bank)	0.27	8/7/10	3,500,000 [a]	3,500,000
Horizon Hospital System Authority, Senior Health and Housing
Facilities Revenue (Saint Paul Homes Project) (LOC; M&T Bank)	0.33	8/7/10	7,400,000 [a]	7,400,000
Pennsylvania Economic Development Financing Authority, Revenue
(Evergreen Community Power Facility) (LOC; M&T Bank)	0.43	8/7/10	16,000,000 [a]	16,000,000
Philadelphia Authority for Industrial Development,
Revenue (The Pennsylvania School for the Deaf)
(LOC; Citizens Bank of Pennsylvania)	0.46	8/7/10	2,400,000 [a]	2,400,000
University of Pittsburgh of the Commonwealth
System of Higher Education, CP	0.28	9/8/10	10,000,000	10,000,000
South Carolina—3.7%
Charleston County School District, GO Notes, TAN	2.00	4/1/11	20,000,000	20,225,291
South Carolina Association of Governmental Organizations,
COP (Evidencing Undivided Proportionate Interests in Tax
Anticipation Notes (General Obligations) of Certain
South Carolina School Districts)	2.00	4/15/11	25,000,000	25,284,895
South Dakota—.1%
South Dakota Housing Development Authority, Homeownership
Mortgage Revenue (Liquidity Facility; Citigroup)	0.34	8/7/10	1,555,000 [a,b]	1,555,000
Tennessee—1.1%
Cleveland Health and Educational Facilities Board, Revenue
(Lee University Project) (LOC; Branch Banking and Trust Co.)	0.26	8/7/10	3,600,000 [a]	3,600,000
Metropolitan Government of Nashville and Davidson County
Health and Educational Facilities Board, Revenue,
Refunding (Belmont University Project) (LOC; FHLB)	0.26	8/7/10	6,700,000 [a]	6,700,000

The Funds	29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
Tennessee (continued)
Sevier County Public Building Authority, Public Project
Construction Notes (Tennessee Association of Utility
Districts Interim Loan Program)	1.25	3/1/11	3,000,000	3,009,581
Texas—11.6%
Calhoun Port Authority, Environmental Facilities Revenue (Formosa
Plastics Corporation, Texas Project) (LOC; Bank of America)	0.32	8/7/10	10,000,000 [a]	10,000,000
Collin County Housing Finance Corporation, Multifamily
Revenue (Carpenter-Oxford Development Housing)
(Liquidity Facility; FHLMC and LOC; FHLMC)	0.31	8/7/10	5,000,000 [a,b]	5,000,000
DeSoto Industrial Development Authority, IDR, Refunding
(National Service Industries Inc. Project) (LOC; Wachovia Bank)	0.35	8/7/10	3,660,000 [a]	3,660,000
El Paso Independent School District, Unlimited Tax School
Building Bonds (Liquidity Facility; JPMorgan Chase Bank
and LOC; Permanent School Fund Guarantee Program)	0.35	8/2/10	15,000,000	15,000,000
Harris County, GO Notes, TAN	2.00	2/28/11	10,000,000	10,096,258
Port of Port Arthur Navigation District, Revenue, CP (BASF Project)	0.52	8/16/10	10,000,000	10,000,000
Texas, GO Notes (Veterans’ Housing Assistance Program)
(Liquidity Facility; State Street Bank and Trust Co.)	0.31	8/7/10	16,000,000 [a]	16,000,000
Texas, TRAN	2.50	8/31/10	18,000,000	18,030,272
Texas Department of Housing and Community Affairs, SFMR	0.28	8/7/10	56,400,000 [a]	56,400,000
Utah—.9%
Murray City, HR (Intermountain Health Care Health Services, Inc.)	0.23	8/7/10	7,300,000 [a]	7,300,000
Utah Housing Corporation, SFMR (LOC; Royal Bank of Canada)	0.60	12/29/10	3,495,000	3,495,000
Vermont—.9%
Vermont Economic Development Authority, Revenue, CP
(Economic Development Capital Program) (LOC; Credit Agricole)	0.50	8/18/10	10,800,000	10,800,000
Virginia—2.6%
Chesterfield County Economic Development Authority, Revenue
(Bon Secours Health System, Inc.) (Insured; Assured Guaranty
Municipal Corp. and Liquidity Facility; Dexia Credit Locale)	0.33	8/7/10	18,770,000 [a]	18,770,000
Lynchburg Redevelopment and Housing Authority, Housing Revenue
(KHM Properties-Lynchburg, LLC Project) (LOC; M&T Bank)	0.38	8/7/10	13,520,000 [a]	13,520,000
Washington—1.1%
Pierce County Economic Development Corporation,
Multi-Mode Industrial Revenue (SeaTac Packaging
Project) (LOC; HSBC Bank USA)	0.41	8/7/10	4,960,000 [a]	4,960,000
Tacoma Housing Authority, Revenue
(Crown Assisted Living Project) (LOC; Key Bank)	0.48	8/7/10	600,000 [a]	600,000
Washington Economic Development Finance Authority, SWDR
(CleanScapes, Inc. Project) (LOC; Bank of the West)	0.33	8/7/10	7,895,000 [a]	7,895,000

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
Wisconsin—3.1%
Jefferson School District, GO Notes, BAN	1.80	6/1/11	4,500,000	4,512,210
Wisconsin Health and Educational Facilities Authority, Revenue
(Mequon Jewish Campus, Inc. Project) (LOC; Bank One)	0.40	8/7/10	6,250,000 [a]	6,250,000
Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue (Liquidity Facility; Fortis Bank)	0.32	8/7/10	20,860,000 [a]	20,860,000
Wisconsin Rural Water Construction Loan
Program Commission, Revenue, BAN	1.50	11/15/10	7,000,000	7,015,111
Wyoming—.4%
Wyoming Student Loan Corporation, Student Loan Revenue,
Refunding (Senior Series) (LOC; Royal Bank of Canada)	0.31	8/7/10	5,000,000 [a]	5,000,000

Total Investments (cost $1,235,705,687)			99.5%	1,235,705,687
Cash and Receivables (Net)			.5%	5,949,090
Net Assets			100.0%	1,241,654,777

See footnotes on page 53.
See notes to financial statements.

The Funds	31

STATEMENT OF INVESTMENTS

July 31, 2010 (Unaudited)

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments—99.8%
New York—98.9%
Albany County Airport Authority, Airport Revenue,
Refunding (LOC; Bank of America)	0.34	8/7/10	7,560,000 [a]	7,560,000
Albany Industrial Development Agency, Civic Facility Revenue
(Albany Medical Center Hospital Project) (LOC; Bank of America)	0.30	8/7/10	2,700,000 [a]	2,700,000
Albany Industrial Development Agency, Civic Facility Revenue
(Albany Medical Center Hospital Project) (LOC; Key Bank)	0.38	8/7/10	4,985,000 [a]	4,985,000
Cattaraugus County Industrial Development Agency,
Civic Facility Revenue (Young Men’s Christian
Association of Olean, N.Y. Project) (LOC; Key Bank)	0.48	8/7/10	3,280,000 [a]	3,280,000
Chautauqua County Industrial Development Agency, Civic Facility
Revenue (Gerry Homes Project) (LOC; HSBC Bank USA)	0.45	8/7/10	11,340,000 [a]	11,340,000
Chemung County Industrial Development Agency, IDR
(MMARS 2nd Program) (Trayer Products, Inc.
Project) (LOC; HSBC Bank USA)	0.45	8/7/10	655,000 [a]	655,000
Clarkstown Central School District, GO Notes, TAN	0.75	11/5/10	6,500,000	6,506,704
Clinton County Industrial Development Agency,
Civic Facility Revenue (Champlain Valley Physicians
Hospital Medical Center Project) (Liquidity Facility; Key Bank)	0.38	8/7/10	7,700,000 [a]	7,700,000
Clinton County Industrial Development Agency,
Civic Facility Revenue (Champlain Valley Physicians
Hospital Medical Center Project) (LOC; Key Bank)	0.38	8/7/10	10,140,000 [a]	10,140,000
Columbia County Capital Resource Corporation, Civic Facility Revenue
(The Columbia Memorial Hospital Project) (LOC; HSBC Bank USA)	0.26	8/7/10	6,945,000 [a]	6,945,000
Columbia County Industrial Development Agency, Civic Facility Revenue
(The Columbia Memorial Hospital Project) (LOC; HSBC Bank USA)	0.26	8/7/10	5,245,000 [a]	5,245,000
Dutchess County Industrial Development Agency, Civic Facility Revenue
(Anderson Foundation for Autism, Inc. Project) (LOC; M&T Bank)	0.33	8/7/10	7,645,000 [a]	7,645,000
Dutchess County Industrial Development Agency, Civic Facility Revenue
(Anderson Foundation for Autism, Inc. Project) (LOC; M&T Bank)	0.33	8/7/10	9,065,000 [a]	9,065,000
Dutchess County Industrial Development Agency, Civic Facility
Revenue (Arbor Ridge Brookmeade Inc.) (LOC; M&T Bank)	0.33	8/7/10	14,375,000 [a]	14,375,000
Dutchess County Industrial Development Agency,
Civic Facility Revenue, Refunding (Lutheran Center
at Poughkeepsie, Inc. Project) (LOC; Key Bank)	0.36	8/7/10	3,650,000 [a]	3,650,000
East Rochester Housing Authority, Housing Revenue (Park Ridge
Nursing Home, Inc. Project) (LOC; JPMorgan Chase Bank)	0.29	8/7/10	5,000,000 [a]	5,000,000
Eastchester Union Free School District, GO Notes, TAN	1.00	12/29/10	10,500,000	10,526,594
Elmira City School District, GO Notes, BAN	1.50	6/30/11	8,500,000	8,526,832
Erie County Industrial Development Agency, Civic Facility
Revenue (Heritage Center Project) (LOC; Key Bank)	0.53	8/7/10	1,540,000 [a]	1,540,000
Erie County Industrial Development Agency,
Civic Facility Revenue (YMCA of Greater
Buffalo Project) (LOC; HSBC Bank USA)	0.45	8/7/10	450,000 [a]	450,000
Erie County Industrial Development Agency,
Civic Facility Revenue (YMCA of Greater
Buffalo Project) (LOC; HSBC Bank USA)	0.45	8/7/10	3,365,000 [a]	3,365,000
Erie County Industrial Development Agency, IDR (Hydro-Air
Components Inc. Project) (LOC; HSBC Bank USA)	0.41	8/7/10	2,900,000 [a]	2,900,000

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
New York (continued)
Forestville Central School District, GO Notes, BAN	2.00	7/14/11	4,700,000	4,738,417
Herkimer County Industrial Development Agency, IDR (F.E. Hale
Manufacturing Company Facility) (LOC; HSBC Bank USA)	0.45	8/7/10	1,800,000 [a]	1,800,000
JPMorgan Chase Putters/Drivers Trust (New York State
Dormitory Authority, State Personal Income Tax Revenue
(Education)) (Liquidity Facility; JPMorgan Chase Bank)	0.28	8/7/10	7,000,000 [a,b]	7,000,000
Lancaster Industrial Development Agency, IDR
(Sealing Devices Inc. Project) (LOC; HSBC Bank USA)	0.41	8/7/10	2,255,000 [a]	2,255,000
Long Island Power Authority, CP (Long Island
Lighting Company) (LOC; JPMorgan Chase Bank)	0.37	10/14/10	29,400,000	29,400,000
Long Island Power Authority, Electric System General
Revenue (Insured; Assured Guaranty Municipal Corp.
and Liquidity Facility; Dexia Credit Locale)	0.29	8/7/10	20,000,000 [a]	20,000,000
Mamaroneck Village, GO Notes, BAN	1.00	8/18/10	3,514,000	3,515,054
Metropolitan Transportation Authority, Dedicated Tax Fund
Revenue, Refunding (Insured; Assured Guaranty Municipal
Corp. and Liquidity Facility; Dexia Credit Locale)	0.29	8/7/10	34,900,000 [a]	34,900,000
Metropolitan Transportation Authority, RAN	2.00	12/31/10	25,000,000	25,167,338
Metropolitan Transportation Authority,
Transportation Revenue (LOC; BNP Paribas)	0.24	8/7/10	15,000,000 [a]	15,000,000
Metropolitan Transportation Authority, Transportation
Revenue, Refunding (Insured; Assured Guaranty
Municipal Corp. and Liquidity Facility; Dexia Credit Locale)	0.33	8/7/10	19,860,000 [a]	19,860,000
Metropolitan Transportation Authority, Transportation
Revenue, Refunding (Insured; Assured Guaranty Municipal
Corp. and Liquidity Facility; Westdeutsche Landesbank)	0.33	8/7/10	14,310,000 [a]	14,310,000
Monroe County Industrial Development Agency, Civic Facility
Revenue (DePaul Properties, Inc. Project) (LOC; Key Bank)	0.38	8/7/10	2,815,000 [a]	2,815,000
Monroe County Industrial Development Agency, Civic Facility
Revenue (YMCA of Greater Rochester Project) (LOC; M&T Bank)	0.33	8/7/10	2,280,000 [a]	2,280,000
Monroe County Industrial Development Agency, IDR
(Chaney Enterprise) (LOC; M&T Bank)	0.48	8/7/10	2,100,000 [a]	2,100,000
Monroe County Industrial Development Agency, IDR
(Genesee Metal Stampings Inc. Facility) (LOC; HSBC Bank USA)	0.45	8/7/10	310,000 [a]	310,000
Monroe County Industrial Development Agency, Revenue (HDF-RWC
Project 1, LLC— Robert Weslayan College Project) (LOC; M&T Bank)	0.31	8/7/10	2,600,000 [a]	2,600,000
New York City, GO Notes	5.00	8/1/10	3,000,000	3,000,000
New York City, GO Notes (Liquidity Facility; Allied Irish Banks)	0.65	8/1/10	37,500,000 [a]	37,500,000
New York City, GO Notes (LOC; Bank of Nova Scotia)	0.22	8/7/10	6,785,000 [a]	6,785,000
New York City Housing Development Corporation, MFHR	0.33	9/15/10	11,175,000	11,175,000
New York City Housing Development Corporation, MFHR	0.37	12/31/10	9,000,000	9,000,000
New York City Housing Development Corporation,
MFHR (Liquidity Facility; Citibank NA)	0.31	8/7/10	10,000,000 [a,b]	10,000,000
New York City Housing Development Corporation,
MFHR (Liquidity Facility; Dexia Credit Locale)	0.32	8/1/10	6,280,000 [a]	6,280,000
New York City Housing Development Corporation,
MFHR (Liquidity Facility; JPMorgan Chase Bank)	0.28	8/7/10	6,900,000 [a]	6,900,000

The Funds	33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
New York (continued)
New York City Housing Development Corporation,
MFHR (Liquidity Facility; JPMorgan Chase Bank)	0.32	8/7/10	14,360,000 [a]	14,360,000
New York City Housing Development Corporation, MFMR (The Crest
Project) (LOC; Landesbank Hessen-Thuringen Girozentrale)	0.28	8/7/10	8,000,000 [a]	8,000,000
New York City Industrial Development Agency, Civic Facility Revenue
(French Institute-Alliance Francaise de New York—Federation
of French Alliances in the United States Project) (LOC; M&T Bank)	0.53	8/7/10	1,860,000 [a]	1,860,000
New York City Industrial Development Agency,
Civic Facility Revenue (Jewish Community Center
on the Upper West Side, Inc. Project) (LOC; M&T Bank)	0.33	8/7/10	4,900,000 [a]	4,900,000
New York City Industrial Development Agency, Civic Facility Revenue
(Sephardic Community Youth Center, Inc. Project) (LOC; M&T Bank)	0.33	8/7/10	3,100,000 [a]	3,100,000
New York City Industrial Development Agency, Civic Facility
Revenue (Village Community School Project) (LOC; M&T Bank)	0.53	8/7/10	2,400,000 [a]	2,400,000
New York City Municipal Water Finance Authority, CP (Liquidity
Facility: Bayerische Landesbank and Westdeutsche Landesbank)	0.40	8/3/10	7,400,000	7,400,000
New York City Municipal Water Finance Authority, Water and Sewer
System Revenue (Liquidity Facility; Dexia Credit Locale)	0.33	8/1/10	2,400,000 [a]	2,400,000
New York City Municipal Water Finance Authority,
Water and Sewer System Revenue (Putters Program)
(Liquidity Facility; JPMorgan Chase Bank)	0.28	8/7/10	2,095,000 [a,b]	2,095,000
New York City Transitional Finance Authority,
Future Tax Secured Subordinate Revenue	2.50	11/1/10	6,975,000	7,013,502
New York Liberty Development Corporation, Multi-Modal
Liberty Revenue (World Trade Center Project)	0.50	1/18/11	15,000,000	15,000,000
New York Local Government Assistance Corporation, GO Notes
(LOC: Bayerische Landesbank and Westdeutsche Landesbank)	0.27	8/7/10	17,700,000 [a]	17,700,000
New York Local Government Assistance Corporation, GO Notes
(LOC: Bayerische Landesbank and Westdeutsche Landesbank)	0.32	8/7/10	7,300,000 [a]	7,300,000
New York Local Government Assistance Corporation, Subordinate
Lien Revenue, Refunding (Insured; Assured Guaranty Municipal Corp.
and Liquidity Facility; Westdeutsche Landesbank)	0.35	8/7/10	14,350,000 [a]	14,350,000
New York State Dormitory Authority, Insured Revenue
(The Culinary Institute of America) (LOC; TD Bank)	0.25	8/7/10	6,925,000 [a]	6,925,000
New York State Dormitory Authority, Revenue
(F.F.T. Senior Communities, Inc.) (LOC; KBC Bank)	0.26	8/7/10	4,420,000 [a]	4,420,000
New York State Dormitory Authority, Revenue
(Park Ridge Hospital, Inc.) (LOC; JPMorgan Chase Bank)	0.29	8/7/10	2,625,000 [a]	2,625,000
New York State Dormitory Authority, Revenue
(The College of New Rochelle) (LOC; RBS Citizens NA)	0.36	8/7/10	4,000,000 [a]	4,000,000
New York State Dormitory Authority,
Revenue (The Rockefeller University)	0.22	8/7/10	25,175,000 [a]	25,175,000
New York State Housing Finance Agency, Housing
Revenue (350 West 37th Street) (LOC; Wachovia Bank)	0.30	8/7/10	9,000,000 [a]	9,000,000

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
New York (continued)
New York State Housing Finance Agency, Service Contract
Revenue, Refunding (LOC; Bank of America)	0.24	8/7/10	4,200,000 [a]	4,200,000
New York State Mortgage Agency, Homeowner Mortgage
Revenue (Liquidity Facility; Bank of America)	0.25	8/7/10	17,700,000 [a]	17,700,000
New York State Urban Development Corporation,
Service Contract Revenue, Refunding	1.00	1/1/11	11,615,000	11,646,968
New York State Urban Development Corporation,
Service Contract Revenue, Refunding	1.00	1/1/11	7,990,000	8,011,991
Newburgh City School District, GO Notes, BAN	1.00	12/17/10	15,000,000	15,030,830
Newburgh Industrial Development Agency,
Civic Facility Revenue (Community Development
Properties Dubois Street II, Inc. Project) (LOC; Key Bank)	0.36	8/7/10	3,200,000 [a]	3,200,000
Onondaga County Industrial Development Agency, IDR
(ICM Controls Corporation Project) (LOC; M&T Bank)	0.43	8/7/10	2,250,000 [a]	2,250,000
Ontario County Industrial Development Agency,
Civic Facility Revenue (Friends of the Finger Lakes
Performing Arts Center, Inc. Civic Facility) (LOC; FHLB)	0.46	8/7/10	6,455,000 [a]	6,455,000
Ontario County Industrial Development Agency, IDR (Dixit
Enterprises/Newtex Industries, Inc. Facility) (LOC; HSBC Bank USA)	0.45	8/7/10	2,540,000 [a]	2,540,000
Orange County Industrial Development Agency, Civic Facility
Revenue (Saint Luke’s Cornwall Hospital Project) (LOC; Key Bank)	0.36	8/7/10	3,700,000 [a]	3,700,000
Otsego County Industrial Development Agency, Civic Facility
Revenue (Templeton Foundation Project) (LOC; Key Bank)	0.48	8/7/10	3,025,000 [a]	3,025,000
Port Authority of New York and New Jersey, CP (Liquidity
Facility; Landesbank Hessen-Thuringen Girozentrale)	0.37	8/10/10	20,050,000	20,050,000
Port Authority of New York and New Jersey, CP (Liquidity
Facility; Landesbank Hessen-Thuringen Girozentrale)	0.38	8/12/10	20,035,000	20,035,000
Port Authority of New York and New Jersey, CP (Liquidity
Facility; Landesbank Hessen-Thuringen Girozentrale)	0.38	8/16/10	20,740,000	20,740,000
Port Authority of New York and New Jersey, Equipment Notes	0.34	8/7/10	10,500,000 [a]	10,500,000
Port Authority of New York and New Jersey,
Special Obligation Revenue (Versatile Structure
Obligations) (LOC; Bayerische Landesbank)	0.36	8/1/10	300,000 [a]	300,000
Putnam County Industrial Development Agency,
Civic Facility Revenue (United Cerebral Palsy of Putnam
and Southern Dutchess Project) (LOC; Commerce Bank NA)	0.25	8/7/10	3,595,000 [a]	3,595,000
Saint Lawrence County Industrial Development Agency,
Civic Facility Revenue, Refunding (Claxton-Hepburn
Medical Center Project) (LOC; Key Bank)	0.36	8/7/10	3,500,000 [a]	3,500,000
Schenectady, GO Notes, BAN	1.50	5/20/11	5,000,000	5,009,829
Schenectady Industrial Development Agency, Civic Facility
Revenue (Union Graduate College Project) (LOC; M&T Bank)	0.33	8/7/10	5,535,000 [a]	5,535,000
South Country Central School District at Brookhaven, GO Notes, TAN	1.50	6/30/11	3,500,000 [c]	3,517,325

The Funds	35

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
New York (continued)
Syracuse Industrial Development Agency, Civic Facility
Revenue (Community Development Properties-Larned
Project) (LOC; M&T Bank)	0.31	8/7/10	2,410,000 [a]	2,410,000
Syracuse Industrial Development Agency, Civic Facility Revenue
(Crouse Health Hospital, Inc. Project) (LOC; HSBC Bank USA)	0.26	8/7/10	2,730,000 [a]	2,730,000
Syracuse Industrial Development Agency, Housing Revenue
(Masonic Lofts LLC Project) (LOC; Key Bank)	0.60	8/7/10	4,050,000 [a]	4,050,000
Ticonderoga Central School District, GO Notes, BAN	2.00	6/24/11	7,300,000	7,354,833
Ulster County Industrial Development Agency, IDR
(Selux Corporation Project) (LOC; M&T Bank)	0.43	8/7/10	1,205,000 [a]	1,205,000
Wappingers Central School District, GO Notes, TAN	1.00	10/29/10	2,700,000	2,702,675
Westchester County Health Care Corporation, CP (Liquidity
Facility; JPMorgan Chase Bank and LOC; Westchester County)	0.40	8/13/10	13,255,000	13,255,000
Yonkers Industrial Development Agency, MFHR
(Main Street Lofts Yonkers LLC Project) (LOC; M&T Bank)	0.43	8/7/10	30,000,000 [a]	30,000,000
Yonkers Industrial Development Agency, Revenue
(Merlots Program) (11-23 Saint Casimir Avenue, LP Project)
(Liquidity Facility; Wachovia Bank and LOC; GNMA)	0.33	8/7/10	5,715,000 [a,b]	5,715,000
U.S. Related—.9%
Puerto Rico Sales Tax Financing Corporation,
Sales Tax Revenue (Liquidity Facility; Citibank NA)	0.29	8/7/10	7,000,000 [a,b]	7,000,000

Total Investments (cost $819,778,892)			99.8%	819,778,892
Cash and Receivables (Net)			.2%	1,436,916
Net Assets			100.0%	821,215,808

See footnotes on page 53.
See notes to financial statements.

STATEMENT OF INVESTMENTS

July 31, 2010 (Unaudited)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments—99.7%
Alabama—.1%
Alabama Public School and College Authority,
Capital Improvement Revenue	5.00	12/1/10	5,000,000	5,077,843
Arizona—1.2%
Arizona Health Facilities Authority, HR (Phoenix Children’s
Hospital) (Liquidity Facility; BNP Paribas and LOC; BNP Paribas)	0.38	8/7/10	12,415,000 [a,b,d]	12,415,000
Arizona Health Facilities Authority, HR (Phoenix Children’s
Hospital) (Liquidity Facility; Merrill Lynch Capital
Services and LOC; Bank of America)	0.40	8/7/10	9,620,000 [a,b,d]	9,620,000
Arizona Health Facilities Authority, Revenue
(La Loma Village) (LOC; Banco Santander)	0.49	8/7/10	18,300,000 [a,d]	18,300,000
California—2.6%
Los Angeles Department of Water and Power, Revenue, CP
(Liquidity Facility; Banco Bilbao Vizcaya Argentaria)	0.55	8/19/10	22,500,000	22,500,000
Southern California Public Power Authority, Transmission
Project Revenue, Refunding (Southern Transmission
Project) (Insured; Assured Guaranty Municipal Corp.
and Liquidity Facility; Westdeutsche Landesbank)	0.30	8/7/10	66,815,000 [a]	66,815,000
Colorado—4.8%
Colorado, Revenue, TRAN (Education Loan Program)	1.50	8/12/10	77,000,000	77,028,305
Denver Urban Renewal Authority, Stapleton Senior Tax
Increment Revenue (LOC; U.S. Bank NA)	0.27	8/7/10	9,900,000 [a]	9,900,000
RBC Municipal Products Inc. Trust (Meridian Village Metropolitan
District Number One, Improvement Revenue) (Liquidity Facility;
Royal Bank of Canada and LOC; Royal Bank of Canada)	0.28	8/7/10	17,600,000 [a,b]	17,600,000
Southern Ute Indian Tribe of the Southern Ute
Indian Reservation, Revenue	0.28	8/7/10	55,300,000 [a]	55,300,000
Southglenn Metropolitan District, Special Revenue (LOC; BNP Paribas)	0.30	8/7/10	8,000,000 [a]	8,000,000
Connecticut—.8%
Bridgeport, GO Notes, TAN	1.50	8/12/10	10,000,000	10,002,857
Connecticut Health and Educational Facilities Authority,
Revenue (The Jerome Home Issue) (LOC; Bank of America)	0.27	8/7/10	4,560,000 [a,d]	4,560,000
Connecticut Health and Educational Facilities Authority,
Revenue (Yale University Issue) (Liquidity Facility; Citibank NA)	0.28	8/7/10	11,850,000 [a,b]	11,850,000
Delaware—.7%
Delaware Economic Development Authority, Multi-Family
Revenue (School House Trust Project) (LOC; HSBC Bank USA)	0.45	8/7/10	11,900,000 [a]	11,900,000
Delaware Economic Development Authority, Revenue (Connections
Community Support Programs, Inc. Project) (LOC; PNC Bank NA)	0.26	8/7/10	2,645,000 [a]	2,645,000
Delaware Health Facilities Authority, Revenue
(Christiana Care Health Services)	0.24	8/7/10	8,325,000 [a,d]	8,325,000
District of Columbia—1.4%
District of Columbia, Revenue (American Legacy Foundation Issue)	0.27	8/7/10	14,000,000 [a]	14,000,000
District of Columbia, Revenue (American Public
Health Association Issue) (LOC; Bank of America)	0.40	8/7/10	6,565,000 [a,d]	6,565,000
District of Columbia, Revenue, CP (National Academy
of Sciences) (LOC; Bank of America)	0.37	10/5/10	1,000,000	1,000,000

The Funds	37

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
District of Columbia (continued)
District of Columbia, Revenue, CP (National Academy
of Sciences) (LOC; Bank of America)	0.37	10/19/10	26,220,000	26,220,000
Florida—6.7%
Capital Trust Agency, MFHR (Brittany Bay Apartments—
Waterman’s Crossing) (Liquidity Facility; FHLMC and LOC; FHLMC)	0.31	8/7/10	22,925,000 [a,b]	22,925,000
Citizens Property Insurance Corporation,
High-Risk Account Senior Secured Revenue	2.00	4/21/11	68,000,000	68,348,267
Escambia County Health Facilities Authority, Healthcare
Facilities Revenue, Refunding (Azalea Trace, Inc.
Obligated Group) (LOC; Bank of America)	0.36	8/1/10	4,000,000 [a,d]	4,000,000
Florida Local Government Finance Commission,
Pooled Loan Program Revenue, CP (LOC; Wachovia Bank)	0.39	9/14/10	15,000,000	15,000,000
Highlands County Health Facilities Authority, HR
(Adventist Health System/Sunbelt Obligated Group)	0.23	8/7/10	14,500,000 [a,d]	14,500,000
Jacksonville, Transportation Revenue (LOC; Wachovia Bank)	0.25	8/7/10	10,600,000 [a]	10,600,000
Orlando-Orange County Expressway Authority, Revenue
(Insured; Assured Guaranty Municipal Corp. and
Liquidity Facility; Dexia Credit Locale)	0.32	8/7/10	11,200,000 [a]	11,200,000
Port Orange, Revenue (Palmer College of
Chiropractic Florida Project) (LOC; ABN-AMRO)	0.27	8/7/10	3,870,000 [a]	3,870,000
Sunshine State Government Financing Commission,
Revenue, CP (Liquidity Facility; JPMorgan Chase Bank)	0.40	9/13/10	25,000,000	25,000,000
Sunshine State Governmental Financing Commission,
Revenue (LOC; Dexia Credit Locale)	0.34	8/7/10	14,500,000 [a]	14,500,000
Tohopekaliga Water Authority, Utility System Revenue
(LOC; Landesbank Hessen-Thuringen Girozentrale)	0.29	8/7/10	44,525,000 [a]	44,525,000
Georgia—4.7%
Cobb County, GO Notes, TAN	1.50	12/30/10	75,000,000	75,373,979
Fulton County, General Fund TAN	2.00	12/31/10	45,000,000	45,322,064
Fulton County Development Authority, Educational Facilities
Revenue (Catholic Education of North Georgia, Inc.
Project) (LOC; Wachovia Bank)	0.25	8/7/10	14,200,000 [a]	14,200,000
Fulton County Housing Authority, MFHR
(Liquidity Facility; FHLMC and LOC; FHLMC)	0.31	8/7/10	25,365,000 [a,b]	25,365,000
Thomasville Hospital Authority, RAC (John D. Archbold Memorial
Hospital, Inc. Project) (LOC; Branch Banking and Trust Co.)	0.26	8/7/10	5,040,000 [a,d]	5,040,000
Idaho—.6%
Idaho Health Facilities Authority, Revenue (Saint Luke’s
Regional Medical Center Project) (Insured; Assured Guaranty
Municipal Corp. and Liquidity Facility; Bank of Montreal)	0.28	8/1/10	20,000,000 [a,d]	20,000,000
Illinois—6.3%
Chicago O’Hare International Airport, Revenue (Insured; Assured
Guaranty Municipal Corp. and Liquidity Facility; Citibank NA)	0.30	8/7/10	5,470,000 [a,b]	5,470,000
Illinois Educational Facilities Authority, Revenue, CP
(Pooled Finance Program) (LOC; Northern Trust Company)	0.35	10/13/10	81,200,000	81,200,000
Illinois Finance Authority, Revenue (Hospice of
Northeastern Illinois Project) (LOC; Harris NA)	0.30	8/7/10	6,500,000 [a,d]	6,500,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
Illinois (continued)
Illinois Finance Authority, Revenue (Riverside Health
System) (LOC; JPMorgan Chase Bank)	0.26	8/7/10	4,295,000 [a,d]	4,295,000
Illinois Finance Authority, Revenue (The Landing at
Plymouth Place Project) (LOC; Lloyds TSB Bank PLC)	0.28	8/7/10	10,000,000 [a]	10,000,000
Illinois Health Facilities Authority, Revenue (Revolving Fund
Pooled Financing Program) (LOC; JPMorgan Chase Bank)	0.28	8/7/10	4,450,000 [a,d]	4,450,000
Illinois Toll Highway Authority, Toll Highway Senior
Priority Revenue (Liquidity Facility; Dexia Credit Locale)	0.29	8/7/10	80,000,000 [a]	80,000,000
Illinois Toll Highway Authority, Toll Highway Senior Revenue,
Refunding (Insured; Assured Guaranty Municipal Corp.
and Liquidity Facility; Dexia Credit Locale)	0.32	8/7/10	23,000,000 [a]	23,000,000
Lake County, MFHR (Whispering Oaks
Apartments Project) (LOC; FHLMC)	0.27	8/7/10	3,250,000 [a]	3,250,000
Indiana—2.8%
Indiana Bond Bank, Midyear Funding Program
Notes (LOC; JPMorgan Chase Bank)	1.50	1/6/11	12,220,000	12,276,051
Indiana Finance Authority, HR (Community Health
Network Project) (LOC; Bank of America)	0.31	8/7/10	15,000,000 [a,d]	15,000,000
Indiana Finance Authority, Revenue
(Ascension Health Senior Credit Group)	0.22	8/7/10	5,000,000 [a,d]	5,000,000
Indiana Finance Authority, Revenue,
Refunding (Trinity Health Credit Group)	0.20	8/7/10	5,900,000 [a,d]	5,900,000
Indiana Health and Educational Facility Financing Authority,
Revenue (Ascension Health Senior Credit Group)
(Liquidity Facility; Citibank NA)	0.28	8/7/10	59,000,000 [a,b,d]	59,000,000
Kentucky—.7%
Kentucky Property and Buildings Commission, Revenue,
Refunding (Project Number 84) (Liquidity Facility;
Dexia Credit Locale and LOC; Dexia Credit Locale)	0.53	8/7/10	16,350,000 [a,b]	16,350,000
Madisonville, HR (The Trover Clinic Foundation, Inc.)
(Liquidity Facility; U.S. Bank NA)	0.30	8/7/10	6,695,000 [a,d]	6,695,000
Louisiana—1.9%
Louisiana Local Government Environmental Facilities and Community
Development Authority, Healthcare Facilities Revenue, Refunding
(Saint James Place of Baton Rouge Project) (LOC; ABN-AMRO)	0.30	8/7/10	11,520,000 [a,d]	11,520,000
Louisiana Municipal Natural Gas Purchasing and Distribution Authority,
Revenue (Putters Program) (Gas Project Number 1) (Liquidity Facility;
JPMorgan Chase Bank and LOC; JPMorgan Chase Bank)	0.30	8/7/10	20,929,000 [a,b]	20,929,000
Louisiana Public Facilities Authority, HR (Touro Infirmary Project)
(Liquidity Facility; Merrill Lynch Bank and LOC; Bank of America)	0.40	8/7/10	34,045,000 [a,b,d]	34,045,000
Maine—.3%
Maine Finance Authority, Revenue (Waynflete
School Issue) (LOC; JPMorgan Chase Bank)	0.30	8/7/10	11,090,000 [a]	11,090,000
Maryland—2.6%
Baltimore County Revenue Authority, Golf System
Revenue (LOC; M&T Bank)	0.31	8/7/10	3,500,000 [a]	3,500,000
Frederick County, Revenue (Homewood, Inc. Facility) (LOC; M&T Bank)	0.29	8/7/10	12,900,000 [a]	12,900,000

The Funds	39

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
Maryland (continued)
Frederick County, Revenue, Refunding (Manekin-Frederick
Associates Facility) (LOC; M&T Bank)	0.40	8/7/10	2,230,000 [a]	2,230,000
Maryland Economic Development Corporation, Revenue
(Easter Seals Facility) (LOC; M&T Bank)	0.33	8/7/10	6,780,000 [a]	6,780,000
Maryland Economic Development Corporation, Revenue
(Legal Aid Bureau, Inc. Facility) (LOC; M&T Bank)	0.35	8/7/10	1,965,000 [a]	1,965,000
Maryland Health and Higher Educational Facilities Authority,
Revenue (De Matha Catholic High School Issue)
(LOC; Branch Banking and Trust Co.)	0.28	8/7/10	9,690,000 [a]	9,690,000
Maryland Health and Higher Educational Facilities Authority,
Revenue (Upper Chesapeake Hospitals Issue)
(LOC; Branch Banking and Trust Co.)	0.26	8/7/10	5,700,000 [a,d]	5,700,000
Montgomery County, CP (Liquidity Facility; JPMorgan Chase Bank)	0.27	8/23/10	47,500,000	47,500,000
Massachusetts—.6%
Massachusetts, GO Notes, Refunding (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.29	8/7/10	20,000,000 [a]	20,000,000
Worcester, GO Notes, BAN	1.75	11/5/10	2,000,000	2,005,735
Michigan—7.6%
Jackson County Hospital Finance Authority, HR, Refunding
(W.A. Foote Memorial Hospital) (Insured; Assured Guaranty
Municipal Corp. and Liquidity Facility; Comerica Bank)	0.35	8/7/10	7,950,000 [a,d]	7,950,000
Michigan, GO Notes	2.00	9/30/10	80,000,000	80,192,490
Michigan Hospital Finance Authority, Revenue, CP (Trinity Health System)	0.35	8/4/10	10,000,000 [d]	10,000,000
Michigan Hospital Finance Authority, Revenue, CP (Trinity Health System)	0.35	8/5/10	37,500,000 [d]	37,500,000
Michigan Hospital Finance Authority, Revenue, CP (Trinity Health System)	0.40	10/4/10	37,500,000 [d]	37,500,000
Michigan Hospital Finance Authority, Revenue, CP (Trinity Health System)	0.35	11/2/10	37,500,000 [d]	37,500,000
Michigan Hospital Finance Authority, Revenue, CP (Trinity Health System)	0.30	11/9/10	15,000,000 [d]	15,000,000
Michigan Hospital Finance Authority, Revenue, CP (Trinity Health System)	0.30	12/7/10	15,000,000 [d]	15,000,000
Michigan Housing Development Authority, Rental Housing Revenue
(Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.28	8/7/10	14,255,000 [a]	14,255,000
Michigan Municipal Bond Authority, State Aid
Revenue Notes (LOC; Bank of Nova Scotia)	1.50	8/23/10	5,000,000	5,002,877
University of Michigan, CP	0.32	9/13/10	8,305,000	8,305,000
Minnesota—1.4%
Minneapolis, GO Notes, Refunding	3.00	12/1/10	2,500,000	2,522,646
Rochester, Health Care Facilities Revenue, CP (Mayo Foundation)	0.35	9/15/10	19,000,000 [d]	19,000,000
Southern Minnesota Municipal Power Agency,
Power Supply System Revenue, CP (Liquidity
Facility; Landesbank Hessen-Thuringen Girozentrale)	0.52	8/3/10	8,000,000	8,000,000
University of Minnesota, CP	0.32	11/9/10	15,175,000	15,175,000
University of Minnesota, CP	0.32	11/9/10	4,250,000	4,250,000
Mississippi—.3%
Mississippi Business Finance Corporation, Revenue,
Refunding (Renaissance at Colony Park, LLC
Refunding Project) (LOC; FHLB)	0.27	8/7/10	10,000,000 [a]	10,000,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
Missouri—.7%
Kansas City Industrial Development Authority, Revenue (Kansas City
Downtown Redevelopment District) (LOC; JPMorgan Chase Bank)	0.28	8/7/10	25,800,000 [a]	25,800,000
Nebraska—.3%
Lancaster County Hospital Authority Number 1, HR, Refunding
(BryanLGH Medical Center) (LOC; U.S. Bank NA)	0.25	8/7/10	9,745,000 [a,d]	9,745,000
Nevada—2.2%
Austin Trust (Clark County, GO Bond Bank Bonds)
(Liquidity Facility; Bank of America)	0.28	8/7/10	9,770,000 [a,b]	9,770,000
Las Vegas Convention and Visitors Authority, Revenue, CP
(LOC: Bank of Nova Scotia, Fortis Bank and
State Street Bank and Trust Co.)	0.37	11/2/10	20,000,000	20,000,000
Las Vegas Valley Water District, CP (LOC; BNP Paribas)	0.35	11/2/10	47,600,000	47,600,000
New Hampshire—.5%
New Hampshire Health and Education Facilities Authority, HR
(Catholic Medical Center Issue) (LOC; FHLB)	0.25	8/7/10	8,500,000 [a,d]	8,500,000
New Hampshire Higher Educational and Health Facilities Authority,
Revenue (Hunt Community Issue) (LOC; TD Bank)	0.25	8/7/10	9,795,000 [a,d]	9,795,000
New Jersey—2.4%
New Jersey Economic Development Authority, School Facilities
Construction Revenue, Refunding (LOC; Dexia Credit Locale)	0.30	8/7/10	82,745,000 [a]	82,745,000
New Mexico—.2%
Dona Ana County, Industrial Revenue
(Foamex Products, Inc. Project) (LOC; Wachovia Bank)	0.34	8/7/10	6,000,000 [a]	6,000,000
New York—3.9%
Long Island Power Authority, Electric System General
Revenue (Insured; Assured Guaranty Municipal Corp.
and Liquidity Facility; Dexia Credit Locale)	0.29	8/7/10	23,150,000 [a]	23,150,000
Metropolitan Transportation Authority, RAN	2.00	12/31/10	15,000,000	15,100,403
Metropolitan Transportation Authority, Transportation Revenue,
Refunding (Insured; Assured Guaranty Municipal Corp. and
Liquidity Facility; Westdeutsche Landesbank)	0.33	8/7/10	26,000,000 [a]	26,000,000
New York City, GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.31	8/1/10	9,200,000 [a]	9,200,000
New York City Housing Development Corporation,
MFHR (Liquidity Facility; Dexia Credit Locale)	0.32	8/1/10	6,390,000 [a]	6,390,000
New York Liberty Development Corporation,
Multi-Modal Liberty Revenue (World Trade Center Project)	0.50	1/18/11	15,000,000	15,000,000
New York Local Government Assistance Corporation,
Subordinate Lien Revenue, Refunding (Insured;
Assured Guaranty Municipal Corp. and Liquidity
Facility; Westdeutsche Landesbank)	0.35	8/7/10	40,000,000 [a]	40,000,000
North Carolina—1.6%
North Carolina Medical Care Commission, Health Care Facilities
First Mortgage Revenue (Carol Woods Project) (Liquidity
Facility; Branch Banking and Trust Co.)	0.25	8/1/10	12,690,000 [a,d]	12,690,000

The Funds	41

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
North Carolina (continued)
North Carolina Medical Care Commission, Health Care Facilities
First Mortgage Revenue (Deerfield Episcopal Retirement
Community) (LOC; Branch Banking and Trust Co.)	0.26	8/7/10	5,000,000 [a,d]	5,000,000
North Carolina Medical Care Commission, Health Care
Facilities Revenue (WakeMed) (LOC; Wachovia Bank)	0.25	8/7/10	9,300,000 [a,d]	9,300,000
North Carolina Medical Care Commission, HR
(Randolph Hospital) (LOC; Bank of America)	0.28	8/1/10	18,820,000 [a,d]	18,820,000
Piedmont Triad Airport Authority, Airport
Revenue (LOC; Branch Banking and Trust Co.)	0.27	8/7/10	3,400,000 [a]	3,400,000
Union County, GO Notes (Liquidity Facility;
Branch Banking and Trust Co.)	0.25	8/7/10	6,200,000 [a]	6,200,000
Ohio—3.9%
Akron, Bath and Copley Joint Township Hospital District,
Health Care Facilities Revenue (Sumner on
Ridgewood Project) (LOC; KBC Bank)	0.29	8/7/10	5,200,000 [a,d]	5,200,000
Cleveland, Airport System Revenue (LOC; KBC Bank)	0.35	8/7/10	8,500,000 [a]	8,500,000
Franklin County, Hospital Facilities Revenue, Refunding
(OhioHealth Corporation) (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.30	8/7/10	59,400,000 [a,d]	59,400,000
Ohio Higher Educational Facility Commission, Revenue, CP
(Cleveland Clinic Health System Obligated Group)	0.35	9/7/10	13,000,000 [d]	13,000,000
Ohio Higher Educational Facility Commission, Revenue, CP
(Cleveland Clinic Health System Obligated Group)	0.35	9/15/10	20,000,000 [d]	20,000,000
Princeton City School District Board of Education,
BAN (School Improvement)	2.00	11/24/10	16,000,000	16,080,351
Puttable Floating Option Tax Exempt Receipts (Hamilton County,
Hospital Facilities Revenue (University Hospital)) (Liquidity
Facility; Bank of America and LOC; Bank of America)	0.33	8/7/10	14,300,000 [a,b,d]	14,300,000
Oklahoma—1.4%
Oklahoma Development Finance Authority, Continuing
Care Retirement Community Revenue, Refunding
(Inverness Village Project) (LOC; KBC Bank)	0.27	8/7/10	22,600,000 [a,d]	22,600,000
Oklahoma Development Finance Authority,
Revenue, CP (Integris Baptist Medical Center)	0.31	8/13/10	24,500,000 [d]	24,500,000
Oregon—.4%
Salem Hospital Facility Authority, Revenue
(Capital Manor, Inc. Project) (LOC; Bank of America)	0.30	8/7/10	5,370,000 [a,d]	5,370,000
Salem Hospital Facility Authority, Revenue, Refunding
(Capital Manor, Inc. Project) (LOC; Bank of America)	0.30	8/7/10	8,475,000 [a,d]	8,475,000
Pennsylvania—13.8%
Berks County Municipal Authority, Revenue
(The Reading Hospital and Medical Center Project)	0.48	1/13/11	5,000,000 [d]	5,000,000
Bucks County Industrial Development Authority,
Revenue (Pennswood Village Project) (LOC; Bank of America)	0.30	8/7/10	7,300,000 [a,d]	7,300,000
Chester County Health and Education Facilities Authority,
Retirement Community Revenue (Kendal-Crosslands
Communities Project) (LOC; Wachovia Bank)	0.25	8/7/10	20,935,000 [a,d]	20,935,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Pennsylvania (continued)
East Hempfield Township Industrial Development Authority,
Revenue (The Mennonite Home Project) (LOC; M&T Bank)	0.33	8/7/10	11,190,000 [a]	11,190,000
East Hempfield Township Industrial Development Authority,
Revenue (The Mennonite Home Project) (LOC; M&T Bank)	0.33	8/7/10	7,240,000 [a,d]	7,240,000
Emmaus General Authority (Pennsylvania Variable Rate
Loan Program) (Insured; Assured Guaranty Municipal
Corp. and Liquidity Facility; Wachovia Bank)	0.30	8/7/10	65,075,000 [a]	65,075,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.26	8/7/10	9,200,000 [a]	9,200,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.26	8/7/10	10,500,000 [a]	10,500,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.26	8/7/10	11,200,000 [a]	11,200,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.26	8/7/10	5,850,000 [a]	5,850,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.26	8/7/10	16,600,000 [a]	16,600,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.26	8/7/10	12,500,000 [a]	12,500,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.26	8/7/10	9,300,000 [a]	9,300,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.26	8/7/10	12,300,000 [a]	12,300,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.26	8/7/10	10,000,000 [a]	10,000,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.26	8/7/10	9,500,000 [a]	9,500,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.26	8/7/10	6,400,000 [a]	6,400,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.26	8/7/10	10,000,000 [a]	10,000,000
General Authority of South Central Pennsylvania,
Revenue (Lutheran Social Services of South Central
Pennsylvania Project) (LOC; M&T Bank)	0.33	8/7/10	16,305,000 [a]	16,305,000
Lancaster County Hospital Authority, Health Center
Revenue (LUTHERCARE Project) (LOC; M&T Bank)	0.28	8/7/10	33,406,000 [a,d]	33,406,000
Lancaster County Hospital Authority, Health System
Revenue (The Lancaster General Hospital
Refunding Project) (LOC; Bank of America)	0.32	8/1/10	2,100,000 [a,d]	2,100,000
Lancaster County Hospital Authority, Revenue (Landis Home
Retirement Community Project) (LOC; M&T Bank)	0.33	8/7/10	7,970,000 [a,d]	7,970,000
Montgomery County Higher Education and Health Authority,
Revenue (Pennsylvania Higher Education and Health
Loan Program) (LOC; M&T Bank)	0.33	8/7/10	1,165,000 [a]	1,165,000
Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue, CP (Pennsylvania Power
and Light Utilities Project) (LOC; Wachovia Bank)	0.45	9/1/10	4,000,000	4,000,000

The Funds	43

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue, CP (Pennsylvania Power
and Light Utilities Project) (LOC; Wachovia Bank)	0.62	9/1/10	12,000,000	12,000,000
Philadelphia, GO Notes, TRAN	2.00	6/30/11	52,000,000	52,612,483
Pittsburgh Water and Sewer Authority, Water and Sewer
System First Lien Revenue (Insured; Assured Guaranty
Municipal Corp. and Liquidity Facility; JPMorgan Chase Bank)	0.28	8/7/10	46,225,000 [a]	46,225,000
Pottstown Borough Authority, Educational Facilities
Revenue (The Hill School Project) (LOC; M&T Bank)	0.28	8/7/10	7,000,000 [a]	7,000,000
Ridley School District, GO Notes (LOC; TD Bank)	0.27	8/7/10	3,000,000 [a]	3,000,000
University of Pittsburgh of the Commonwealth
System of Higher Education, CP	0.32	8/12/10	10,000,000	10,000,000
University of Pittsburgh of the Commonwealth
System of Higher Education, CP	0.28	9/8/10	15,000,000	15,000,000
University of Pittsburgh of the Commonwealth
System of Higher Education, CP	0.32	10/7/10	20,000,000	20,000,000
Wallingford-Swarthmore School District, GO Notes (Insured; Assured
Guaranty Municipal Corp. and Liquidity Facility; Dexia Credit Locale)	0.54	8/7/10	10,000,000 [a]	10,000,000
York General Authority, Revenue (Strand-Capitol
Performing Arts Center Project) (LOC; M&T Bank)	0.33	8/7/10	3,765,000 [a]	3,765,000
South Carolina—1.3%
South Carolina Jobs-Economic Development Authority, HR
(Conway Hospital, Inc.) (Insured; Assured Guaranty Municipal
Corp. and Liquidity Facility; Branch Banking and Trust Co.)	0.29	8/7/10	44,625,000 [a,d]	44,625,000
Tennessee—6.6%
Blount County Public Building Authority, Local Government
Public Improvement Revenue (Liquidity Facility;
Branch Banking and Trust Co.)	0.27	8/7/10	49,425,000 [a]	49,425,000
Blount County Public Building Authority, Local Government Public
Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.26	8/7/10	9,690,000 [a]	9,690,000
Blount County Public Building Authority, Local Government Public
Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.26	8/7/10	6,245,000 [a]	6,245,000
Blount County Public Building Authority, Local Government Public
Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.26	8/7/10	6,000,000 [a]	6,000,000
Blount County Public Building Authority, Local Government Public
Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.27	8/7/10	48,225,000 [a]	48,225,000
Metropolitan Government of Nashville and Davidson County
Health and Educational Facilities Board, Revenue (The Vanderbilt
University) (Liquidity Facility: Bayerische Landesbank and
Landesbank Hessen-Thuringen Girozentrale)	0.20	8/7/10	18,925,000 [a]	18,925,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
Tennessee (continued)
Shelby County Health, Educational and Housing
Facility Board, Revenue (Trezevant Manor
Project) (LOC; ABN-AMRO)	0.28	8/7/10	6,270,000 [a,d]	6,270,000
Tennergy Corporation, Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan Chase Bank)	0.30	8/7/10	14,640,000 [a,b]	14,640,000
Tennergy Corporation, Gas Revenue
(Putters Program) (LOC; BNP Paribas)	0.30	8/7/10	53,990,000 [a,b]	53,990,000
Tennessee, CP (Liquidity Facility; Tennessee
Consolidated Retirement System)	0.33	9/14/10	18,750,000	18,750,000
Texas—8.4%
Crawford Education Facilities Corporation, Revenue
(Hyde Park Baptist School Project) (LOC; JPMorgan Chase Bank)	0.25	8/7/10	12,600,000 [a]	12,600,000
Gregg County Health Facilities Development Corporation, HR
(Good Shepherd Medical Center Project) (LOC; JPMorgan Chase Bank)	0.36	8/1/10	5,000,000 [a,d]	5,000,000
Gregg County Health Facilities Development Corporation, HR
(Good Shepherd Medical Center Project) (LOC; JPMorgan Chase Bank)	0.36	8/1/10	32,000,000 [a,d]	32,000,000
Harris County, CP (Liquidity Facility:
Bank of Nova Scotia and BNP Paribas)	0.35	8/13/10	25,015,000	25,015,000
Harris County, GO Notes, TAN	2.00	2/28/11	32,000,000	32,308,025
Harris County Cultural Education Facilities Finance
Corporation, Revenue, CP (Methodist Healthcare)	0.45	1/11/11	22,500,000 [d]	22,500,000
Harris County Metropolitan Transportation Authority, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.33	9/13/10	13,250,000	13,250,000
Houston, Utility System Revenue, CP (LOC; Bank of Nova Scotia)	0.37	9/15/10	10,000,000	10,000,000
Puttable Floating Option Tax Exempt Receipts (Brazos County
Health Facilities Development Corporation, Revenue (Franciscan
Services Corporation Obligated Group)) (Liquidity Facility;
Bank of America and LOC; Bank of America)	0.33	8/7/10	7,000,000 [a,b,d]	7,000,000
RBC Municipal Products, Inc. (Houston, Combined Utility
System First Lien Revenue, Refunding) (Liquidity Facility;
Royal Bank of Canada and LOC; Royal Bank of Canada)	0.28	8/7/10	21,000,000 [a,b]	21,000,000
Tarrant County Cultural Education Facilities Finance
Corporation, Revenue (Texas Health Resources System)	0.28	8/7/10	6,500,000 [a,d]	6,500,000
Texas, TRAN	2.50	8/31/10	38,000,000	38,063,734
Texas Water Development Board, State Revolving Fund
Subordinate Lien Revenue (Liquidity Facility; Citibank NA)	0.28	8/7/10	10,940,000 [a,b]	10,940,000
University of Texas, University Revenue, CP	0.26	8/3/10	20,000,000	20,000,000
University of Texas, University Revenue, CP	0.31	10/13/10	30,000,000	30,000,000
University of Texas, University Revenue, CP	0.30	11/15/10	9,000,000	9,000,000

The Funds	45

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
Utah—2.2%
Central Utah Water Conservancy District Revenue, Refunding
(Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.32	8/7/10	39,600,000 [a]	39,600,000
Murray City, HR (Intermountain Health Care Health Services, Inc.)	0.23	8/7/10	24,700,000 [a,d]	24,700,000
Utah Housing Corporation, SFMR (LOC; Royal Bank of Canada)	0.50	12/29/10	4,805,000	4,805,000
Utah Housing Finance Agency, MFHR, Refunding
(Candlestick Apartments Project) (Liquidity
Facility; FNMA and LOC; FNMA)	0.28	8/7/10	6,400,000 [a]	6,400,000
Virginia—1.2%
Chesterfield County Economic Development Authority, Revenue
(Bon Secours Health System, Inc.) (Insured; Assured Guaranty
Municipal Corp. and Liquidity Facility; Dexia Credit Locale)	0.33	8/7/10	20,000,000 [a,d]	20,000,000
Fairfax County Economic Development Authority,
Educational Facilities Revenue (Trinity Christian
School Project) (LOC; Wachovia Bank)	0.35	8/7/10	9,000,000 [a]	9,000,000
Richmond, CP (Liquidity Facility; Bank of America)	0.43	8/9/10	6,500,000	6,500,000
Roanoke Industrial Development Authority, HR (Carilion Health
System Obligated Group) (Insured; Assured Guaranty
Municipal Corp. and Liquidity Facility; Wachovia Bank)	0.25	8/1/10	8,000,000 [a,d]	8,000,000
Washington—.2%
Puttable Floating Option Tax Exempt Receipts (Washington,
Various Purpose GO, Refunding) (Liquidity Facility; Bank of America)	0.28	8/7/10	6,060,000 [a,b]	6,060,000
Wisconsin—.4%
Byron, IDR, Refunding (Ocean Spray Cranberries, Inc.
Project) (LOC; Bank of America)	0.35	8/7/10	6,500,000 [a]	6,500,000
Milwaukee Redevelopment Authority, Redevelopment LR
(University of Wisconsin-Milwaukee Kenilworth
Project) (LOC; U.S. Bank NA)	0.28	8/7/10	6,375,000 [a]	6,375,000

Total Investments (cost $3,476,958,110)			99.7%	3,476,958,110
Cash and Receivables (Net)			.3%	9,491,008
Net Assets			100.0%	3,486,449,118

See footnotes on page 53.
See notes to financial statements.

STATEMENT OF INVESTMENTS

July 31, 2010 (Unaudited)

Dreyfus California AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments—99.9%
California—97.6%
ABAG Finance Authority for Nonprofit Corporations,
Revenue (Eskaton Village-Roseville) (LOC; KBC Bank)	0.30	8/7/10	14,670,000 [a]	14,670,000
ABAG Finance Authority for Nonprofit Corporations, Revenue
(Northbay Healthcare Group) (LOC; JPMorgan Chase Bank)	0.30	8/7/10	12,000,000 [a]	12,000,000
ABAG Finance Authority for Nonprofit Corporations, Revenue,
Refunding (Eskaton Properties, Inc.) (LOC; Bank of America)	0.30	8/7/10	15,560,000 [a]	15,560,000
Alameda County Industrial Development Authority, Recovery Zone
Facility Revenue (Dale Hardware, Inc. Project) (LOC; Comerica Bank)	0.36	8/7/10	2,670,000 [a]	2,670,000
Alameda Unified School District, GO Notes, TRAN	2.00	6/30/11	2,600,000	2,623,476
Alameda-Contra Costa Schools Financing Authority, COP
(Capital Improvement Financing Projects) (LOC; KBC Bank)	0.30	8/7/10	185,000 [a]	185,000
California, Economic Recovery Bonds (Insured; Assured Guaranty
Municipal Corp. and Liquidity Facility; Dexia Credit Locale)	0.35	8/7/10	10,825,000 [a]	10,825,000
California, GO Notes (LOC; KBC Bank)	0.32	8/1/10	11,600,000 [a]	11,600,000
California, GO Notes (LOC; Landesbank Hessen-Thuringen Girozentrale)	0.36	8/1/10	2,000,000 [a]	2,000,000
California, GO Notes (Prerefunded)	5.25	9/1/10	1,015,000 [e]	1,019,138
California, GO Notes (Prerefunded)	5.25	9/1/10	2,550,000 [e]	2,560,396
California Department of Water Resources, Power Supply
Revenue (Insured; Assured Guaranty Municipal Corp.
and Liquidity Facility; JPMorgan Chase Bank)	0.28	8/7/10	1,300,000 [a]	1,300,000
California Department of Water Resources, Water Revenue, CP
(Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.47	8/3/10	1,300,000	1,300,000
California Department of Water Resources, Water Revenue, CP
(Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.47	8/4/10	2,300,000	2,300,000
California Economic Development Financing Authority, Revenue,
Refunding (KQED, Inc. Project) (LOC; Wells Fargo Bank)	0.45	8/7/10	200,000 [a]	200,000
California Educational Facilities Authority, Revenue
(Chapman University) (LOC; Bank of America)	0.25	8/1/10	4,100,000 [a]	4,100,000
California Educational Facilities Authority,
Revenue, CP (Stanford University)	0.30	11/19/10	2,900,000	2,900,000
California Enterprise Development Authority, IDR
(Ramar International Corporation Project) (LOC; Bank of the West)	0.29	8/7/10	4,220,000 [a]	4,220,000
California Enterprise Development Authority, IDR
(Tri Tool Inc. Project) (LOC; Comerica Bank)	0.39	8/7/10	10,000,000 [a]	10,000,000
California Infrastructure and Economic Development Bank,
IDR (Kennfoods USA, LLC Project) (LOC; Bank of the West)	0.30	8/7/10	2,500,000 [a]	2,500,000
California Infrastructure and Economic Development Bank,
Revenue (California Academy of Sciences, San Francisco,
California) (LOC; Wells Fargo Bank)	0.23	8/1/10	1,900,000 [a]	1,900,000
California Infrastructure and Economic Development Bank,
Revenue (India Community Center, Inc.) (LOC; Bank of America)	0.25	8/1/10	2,090,000 [a]	2,090,000
California Infrastructure and Economic Development Bank, Revenue
(San Francisco Ballet Association) (LOC; Allied Irish Banks)	1.25	8/1/10	13,285,000 [a]	13,285,000
California Infrastructure and Economic Development Bank, Revenue
(Southern California Public Radio Project) (LOC; Allied Irish Banks)	2.75	8/1/10	510,000 [a]	510,000

The Funds	47

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus California AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
California (continued)
California Pollution Control Financing Authority, PCR, Refunding
(Pacific Gas and Electric Company) (LOC; Bank One NA)	0.30	8/1/10	4,380,000 [a]	4,380,000
California Pollution Control Financing Authority, SWDR
(Garden City Sanitation, Inc. Project) (LOC; Comerica Bank)	0.35	8/7/10	2,745,000 [a]	2,745,000
California Pollution Control Financing Authority, SWDR
(Garden City Sanitation, Inc. Project) (LOC; Union Bank of California)	0.30	8/7/10	10,475,000 [a]	10,475,000
California Pollution Control Financing Authority, SWDR,
Refunding (BLT Enterprises of Fremont LLC Project)
(LOC; Union Bank of California)	0.30	8/7/10	9,415,000 [a]	9,415,000
California Pollution Control Financing Authority, SWDR, Refunding
(MarBorg Industries Project) (LOC; Union Bank of California)	0.30	8/7/10	3,640,000 [a]	3,640,000
California School Cash Reserve Program Authority, Revenue	2.50	12/30/10	13,000,000	13,079,871
California Statewide Communities Development Authority,
Revenue (Hanuman Fellowship Project) (LOC; Bank of America)	0.30	8/7/10	1,690,000 [a]	1,690,000
California Statewide Communities Development Authority,
Revenue (John Muir Health) (LOC; Wells Fargo Bank)	0.18	8/1/10	13,000,000 [a]	13,000,000
California Statewide Communities Development Authority, Revenue
(Rady Children’s Hospital— San Diego) (LOC; Bank of the West)	0.19	8/1/10	5,600,000 [a]	5,600,000
California Statewide Communities Development Authority,
Revenue, CP (Kaiser Permanente)	0.31	8/5/10	6,700,000	6,700,000
California Statewide Communities Development Authority,
Revenue, Refunding (University Retirement Community
at Davis Project) (LOC; Bank of America)	0.24	8/1/10	5,500,000 [a]	5,500,000
California Statewide Communities Development
Authority, TRAN (County of Yolo)	2.00	6/30/11	5,400,000	5,448,759
Deutsche Bank Spears/Lifers Trust (Anaheim Redevelopment
Agency, Tax Allocation Revenue, Refunding (Anaheim Merged
Redevelopment Project Area)) (Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank AG)	0.31	8/7/10	6,280,000 [a,b]	6,280,000
Golden State Tobacco Securitization Corporation, Enhanced
Tobacco Settlement Asset-Backed Bonds (Insured; Berkshire
Hathaway Assurance Corporation and Liquidity Facility; Citibank NA)	0.28	8/7/10	14,750,000 [a,b]	14,750,000
Irvine Assessment District Number 89-10 (LOC: California State
Teachers’ Retirement System and State Street Bank and Trust Co.)	0.21	8/1/10	4,000,000 [a]	4,000,000
Irvine Ranch Water District (LOC; Landesbank
Hessen-Thueringen Girozentrale)	0.29	8/1/10	1,500,000 [a]	1,500,000
Irvine Ranch Water District, GO (Improvement District
Numbers 105, 140, 240 and 250) (LOC; Bank of America)	0.25	8/1/10	1,300,000 [a]	1,300,000
Long Beach, GO Notes, TRAN	2.50	9/30/10	1,400,000	1,404,574
Los Angeles County Metropolitan Transportation Authority,
Proposition C Sales Tax Revenue, Refunding
(Liquidity Facility; Bank of Nova Scotia)	0.26	8/1/10	9,500,000 [a]	9,500,000
Los Angeles County Metropolitan Transportation Authority,
Proposition C Sales Tax Revenue, Refunding
(Liquidity Facility; Bank of Nova Scotia)	0.26	8/1/10	2,300,000 [a]	2,300,000
Los Angeles Department of Water and Power, Power System
Revenue (Liquidity Facility; Bank of America)	0.31	8/1/10	9,210,000 [a]	9,210,000

Dreyfus California AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
California (continued)
Los Angeles Department of Water and Power, Revenue, CP
(Liquidity Facility; Banco Bilbao Vizcaya Argentaria)	0.55	8/19/10	1,500,000	1,500,000
Los Angeles Department of Water and Power, Water System
Revenue (Liquidity Facility; U.S. Bank NA)	0.27	8/1/10	2,800,000 [a]	2,800,000
Los Angeles Municipal Improvement Corporation,
LR, CP (LOC; Bank of America)	0.41	9/21/10	1,900,000	1,900,000
Menlo Park Community Development Agency, Tax Allocation Revenue,
Refunding (Las Pulgas Community Development Project)
(LOC; State Street Bank and Trust Co.)	0.26	8/1/10	3,000,000 [a]	3,000,000
Puttable Floating Option Tax Exempt Receipts (California Statewide
Communities Development Authority, MFHR (La Mision Village
Apartments Project)) (Liquidity Facility; FHLMC and LOC; FHLMC)	0.44	8/7/10	1,240,000 [a,b]	1,240,000
Puttable Floating Option Tax Exempt Receipts (California Statewide
Communities Development Authority, Revenue (Japanese American
National Museum)) (Liquidity Facility; Merrill Lynch Capital
Services and LOC; Merrill Lynch Capital Services)	0.52	8/7/10	4,400,000 [a,b]	4,400,000
Ravenswood City School District, GO Notes, TRAN	1.75	7/1/11	2,000,000	2,012,665
Riverside County Transportation Commission,
Sales Tax Revenue (Liquidity Facility; JPMorgan Chase Bank)	0.28	8/7/10	6,900,000 [a]	6,900,000
Roseville Joint Union High School District, COP (Insured; Assured
Guaranty Municipal Corp. and Liquidity Facility; Dexia Credit Locale)	0.50	8/7/10	1,350,000 [a]	1,350,000
San Jose Redevelopment Agency, MFHR (101 San Fernando
Apartments) (Liquidity Facility; Citibank NA and LOC; Citibank NA)	0.40	8/7/10	13,000,000 [a,b]	13,000,000
Sausalito, MFHR (Rotary Village Senior Housing
Project) (LOC; Bank of the West)	0.28	8/7/10	2,185,000 [a]	2,185,000
Southern California Public Power Authority, Revenue
(Mead-Adelanto Project) (Liquidity Facility; JPMorgan Chase Bank)	0.23	8/1/10	6,600,000 [a]	6,600,000
Southern California Public Power Authority, Transmission
Project Revenue, Refunding (Southern Transmission Project)
(Insured; Assured Guaranty Municipal Corp. and Liquidity
Facility; Westdeutsche Landesbank)	0.30	8/7/10	8,225,000 [a]	8,225,000
Victorville Joint Powers Financing Authority, LR
(Cogeneration Facility Project) (LOC; Fortis Bank)	0.39	8/7/10	14,000,000 [a]	14,000,000
West Covina Public Financing Authority, LR, Refunding (Public Facilities
Project) (LOC; California State Teachers Retirement System)	0.32	8/7/10	1,540,000 [a]	1,540,000
U.S. Related—2.3%
Puerto Rico Sales Tax Financing Corporation,
Sales Tax Revenue (Liquidity Facility; Citibank NA)	0.29	8/7/10	7,815,000 [a,b]	7,815,000

Total Investments (cost $332,703,879)			99.9%	332,703,879
Cash and Receivables (Net)			.1%	465,217
Net Assets			100.0%	333,169,096

See footnotes on page 53.
See notes to financial statements.

The Funds	49

STATEMENT OF INVESTMENTS

July 31, 2010 (Unaudited)

Dreyfus New York AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments—103.9%
New York—103.0%
Attica, GO Notes, BAN	2.00	11/19/10	1,000,000	1,002,680
Bayville, GO Notes, BAN	1.50	3/24/11	1,814,500	1,822,038
Broome County Industrial Development Agency, Continuing Care
Retirement Community Revenue (Good Shepherd Village at
Endwell, Inc. Project) (LOC; M&T Bank)	0.33	8/7/10	3,250,000 [a]	3,250,000
Chenango County Industrial Development Agency,
Civic Facilities Revenue (Grace View Manor
Nursing Home Project) (LOC; Banco Santander)	0.50	8/7/10	3,455,000 [a]	3,455,000
Dutchess County Industrial Development Agency, Civic Facility Revenue
(Anderson Foundation for Autism, Inc. Project) (LOC; M&T Bank)	0.33	8/7/10	4,400,000 [a]	4,400,000
East Farmingdale Volunteer Fire Company Inc.,
Volunteer Fire Department Revenue (LOC; Citibank NA)	0.45	8/7/10	4,395,000 [a]	4,395,000
Eastchester Union Free School District, GO Notes, TAN	1.00	12/29/10	2,500,000 [f]	2,506,332
Elmira City School District, GO Notes, BAN	1.50	6/30/11	2,260,000 [f]	2,267,134
Franklin County Industrial Development Agency, Civic Facility
Revenue (Trudeau Institute, Inc. Project) (LOC; HSBC Bank USA)	0.40	8/7/10	2,130,000 [a]	2,130,000
Franklin County Industrial Development Agency, Multi-Mode Civic
Facility Revenue (Paul Smith’s College Project) (LOC; U.S. Bank NA)	0.35	8/7/10	480,000 [a]	480,000
Hamburg Central School District, GO Notes, RAN	1.25	11/18/10	1,500,000 [f]	1,502,209
Mamaroneck Village, GO Notes, BAN	1.00	8/18/10	1,000,000	1,000,300
Metropolitan Transportation Authority, RAN	2.00	12/31/10	5,000,000	5,033,468
Metropolitan Transportation Authority, Transportation Revenue,
Refunding (Insured; Assured Guaranty Municipal Corp. and
Liquidity Facility; Westdeutsche Landesbank)	0.33	8/7/10	10,520,000 [a]	10,520,000
Monroe County Industrial Development Agency,
Civic Facility Revenue (Association for the Blind
and Visually Impaired—Goodwill Industries of Greater
Rochester, Inc. Project) (LOC; JPMorgan Chase Bank)	0.27	8/7/10	2,300,000 [a]	2,300,000
Monroe County Industrial Development Agency, Civic Facility Revenue
(Saint Ann’s Home for the Aged Project) (LOC; HSBC Bank USA)	0.40	8/7/10	1,130,000 [a]	1,130,000
Monroe County Industrial Development Agency, Revenue
(Collegiate Housing Foundation —Rochester, L.L.C.— Rochester
Institute of Technology Project) (LOC; Wells Fargo Bank)	0.28	8/7/10	10,795,000 [a,f]	10,795,000
New York City, GO Notes	5.00	8/1/10	1,475,000	1,475,000
New York City Capital Resource Corporation, Revenue
(Loan Enhanced Assistance Program) (LOC; Bank of America)	0.40	8/7/10	1,445,000 [a,f]	1,445,000
New York City Housing Development Corporation,
MFHR (Liquidity Facility; Citibank NA)	0.31	8/7/10	3,700,000 [a,b]	3,700,000
New York City Housing Development Corporation, MFMR (20 Exchange
Place) (LOC; Landesbank Hessen-Thuringen Girozentrale)	0.28	8/7/10	1,910,000 [a]	1,910,000
New York City Housing Development Corporation, MFMR
(The Crest Project) (LOC; Landesbank Hessen-Thuringen Girozentrale)	0.28	8/7/10	3,200,000 [a]	3,200,000
New York City Housing Development Corporation,
Residential Revenue (Queens College Residences) (LOC; FHLB)	0.25	8/7/10	14,900,000 [a,f]	14,900,000
New York City Industrial Development Agency, Civic Facility
Revenue (Ateret Torah Center Project) (LOC; Wachovia Bank)	0.27	8/7/10	12,480,000 [a,f]	12,480,000

Dreyfus New York AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
New York (continued)
New York City Municipal Water Finance Authority, CP (Liquidity Facility:
Bayerische Landesbank and Westdeutsche Landesbank)	0.40	8/3/10	1,500,000	1,500,000
New York City Municipal Water Finance Authority, Water and Sewer
System Revenue (Liquidity Facility; Dexia Credit Locale)	0.33	8/1/10	3,040,000 [a]	3,040,000
New York City Transitional Finance Authority,
Future Tax Secured Revenue (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.26	8/1/10	1,000,000 [a]	1,000,000
New York City Transitional Finance Authority, Revenue
(New York City Recovery) (Liquidity Facility; Dexia Credit Locale)	0.30	8/1/10	1,625,000 [a]	1,625,000
New York City Transitional Finance Authority, Revenue
(New York City Recovery) (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.26	8/1/10	4,845,000 [a]	4,845,000
New York City Transitional Finance Authority, Revenue
(New York City Recovery) (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.26	8/7/10	1,900,000 [a]	1,900,000
New York Liberty Development Corporation, Multi-Modal
Liberty Revenue (World Trade Center Project)	0.50	1/18/11	5,000,000	5,000,000
New York State Dormitory Authority, Revenue (Catholic Health
System Obligated Group) (LOC; HSBC Bank USA)	0.26	8/7/10	4,100,000 [a,f]	4,100,000
New York State Dormitory Authority,
Revenue (D’Youville College) (LOC; Key Bank)	0.38	8/7/10	5,235,000 [a,f]	5,235,000
New York State Dormitory Authority, Revenue
(F.F.T. Senior Communities, Inc.) (LOC; KBC Bank)	0.26	8/7/10	3,915,000 [a]	3,915,000
New York State Dormitory Authority, Revenue
(Park Ridge Hospital, Inc.) (LOC; JPMorgan Chase Bank)	0.29	8/7/10	10,200,000 [a]	10,200,000
New York State Environmental Facilities Corporation,
State Clean Water and Drinking Water Revolving
Funds Revenue (Pooled Financing Program)	4.50	3/15/11	500,000	512,041
New York State Housing Finance Agency, Housing
Revenue (Baisley Park Gardens) (LOC; Citibank NA)	0.29	8/7/10	2,400,000 [a]	2,400,000
New York State Urban Development Corporation, State Personal
Income Tax Revenue (State Facilities and Equipment)	5.00	3/15/11	500,000	513,896
New York State Urban Development Corporation,
State Personal Income Tax Revenue (State Facilities
and Equipment) (Liquidity Facility; Dexia Credit Locale)	0.35	8/7/10	6,545,000 [a]	6,545,000
Orange County Industrial Development Agency, Civic Facility
Revenue (Tuxedo Park School Project) (LOC; M&T Bank)	0.33	8/7/10	1,000,000 [a]	1,000,000
Port Authority of New York and New Jersey, Equipment Notes	0.34	8/7/10	2,800,000 [a]	2,800,000
Ravena-Coeymans-Selkirk Central School District, GO Notes, RAN	1.00	10/15/10	1,360,000 [f]	1,360,690
Rockland County Industrial Development Agency, Civic Facility
Revenue (Dominican College Project) (LOC; TD Bank)	0.27	8/7/10	1,750,000 [a]	1,750,000
Rockland County Industrial Development Agency, Civic Facility
Revenue (Dominican College Project) (LOC; TD Bank)	0.27	8/7/10	2,870,000 [a]	2,870,000
Rockland County Industrial Development Agency, Civic Facility
Revenue (Dominican College Project) (LOC; TD Bank)	0.27	8/7/10	6,405,000 [a]	6,405,000
Rome, GO Notes, BAN	1.25	1/20/11	1,215,877 [c]	1,217,263

The Funds	51

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus New York AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
New York (continued)
Sag Harbor Union Free School District, GO Notes, TAN	1.50	6/23/11	1,200,000 [f]	1,204,231
Schenectady, GO Notes, BAN	1.50	5/20/11	5,600,000	5,611,008
Syracuse Industrial Development Agency, Civic Facility Revenue
(Community Development Properties-Larned Project) (LOC; M&T Bank)	0.31	8/7/10	1,800,000 [a]	1,800,000
Syracuse Industrial Development Agency, Civic Facility Revenue
(Crouse Health Hospital, Inc. Project) (LOC; HSBC Bank USA)	0.26	8/7/10	2,835,000 [a]	2,835,000
Ticonderoga Central School District, GO Notes, BAN	2.00	6/24/11	1,228,175 [f]	1,237,400
Triborough Bridge and Tunnel Authority,
General Revenue (Liquidity Facility; Dexia Credit Locale)	0.30	8/7/10	7,595,000 [a]	7,595,000
Wappingers Central School District, GO Notes, TAN	1.00	10/29/10	1,000,000 [f]	1,000,991
Westchester County Health Care Corporation, CP (Liquidity Facility;
JPMorgan Chase Bank and LOC; Westchester County)	0.40	8/13/10	3,000,000	3,000,000
U.S. Related—.9%
Puerto Rico Commonwealth, Public Improvement GO Notes,
Refunding (Insured; Assured Guaranty Municipal Corp.
and Liquidity Facility; Dexia Credit Locale)	0.25	8/7/10	1,600,000 [a]	1,600,000

Total Investments (cost $192,716,681)			103.9%	192,716,681
Liabilities, Less Cash and Receivables			(3.9%)	(7,228,567)
Net Assets			100.0%	185,488,114

See footnotes on page 53.
See notes to financial statements.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

† Based on total investments.
a Variable rate demand note—rate shown is the interest rate in effect at July 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, Dreyfus Municipal Cash Management Plus amounted to $79,220,000 or 6.4%, Dreyfus NewYork Municipal Cash Management amounted to
$31,810,000 or 3.9%, Dreyfus Tax Exempt Cash Management amounted to $373,269,000 or 10.7%, Dreyfus California AMT-Free Municipal Cash Management amounted to
$47,485,000 or 14.3% and Dreyfus NewYork AMT-Free Municipal Cash Management amounted to $3,700,000 or 2.0% of net assets.
c Purchased on delayed delivery basis.
[d] At July 31, 2010, Dreyfus Tax Exempt Cash Management had $948,121,000 or 27.2% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from health care.
e These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
f At July 31, 2010, Dreyfus NewYork AMT-Free Municipal Cash Management had $60,033,987 or 32.4% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
g Notes which are not F, MIG or SP rated are represented by bond ratings of the issuers.
[h] Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Funds	53

STATEMENT OF ASSETS AND LIABILITIES

(amounts in thousands, except Net Asset Value Per Share)

July 31, 2010 (Unaudited)

		Dreyfus	Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Cash	Government	Government	Treasury &	Treasury
	Cash	Management	Cash	Prime Cash	Agency Cash	Prime Cash
	Management	Plus, Inc.	Management	Management	Management	Management
Assets ($):
Investments at value—Note 1(a,b)†	28,800,508[a]	6,257,768[a]	25,619,249[a]	4,460,703	11,221,107[a]	21,119,217
Cash	—	13,053	120,804	48,842	1,335	32,525
Interest receivable	11,537	2,040	7,612	1,505	49,614	71,198
Prepaid expenses and other assets	293	160	305	125	188	298
	28,812,338	6,273,021	25,747,970	4,511,175	11,272,244	21,223,238
Liabilities ($):
Due to The Dreyfus Corporation
and affiliates—Note 2(c)	5,407	973	4,538	837	1,937	2,513
Cash overdraft due to Custodian	2,125	—	—	80	—	—
Payable for investment securities purchased	—	—	—	—	—	859,802
Payable for shares of Beneficial
Interest/Common Stock redeemed	3,274	639	30,171	41,608	1,440	12,230
Accrued expenses	269	145	32	—	92	76
	11,075	1,757	34,741	42,525	3,469	874,621
Net Assets ($)	28,801,263	6,271,264	25,713,229	4,468,650	11,268,775	20,348,617
Composition of Net Assets ($):
Paid-in capital	28,801,265	6,289,594	25,713,099	4,468,638	11,268,726	20,348,533
Accumulated net realized
gain (loss) on investments	(2)	(18,330)	130	12	49	84
Net Assets ($)	28,801,263	6,271,264	25,713,229	4,468,650	11,268,775	20,348,617
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	24,616,782	4,170,741	22,127,250	2,825,523	8,494,384	13,283,459
Shares Outstanding	24,616,782	4,180,017	22,127,166	2,825,515	8,494,345	13,283,403
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00
Investor Shares
Net Assets ($)	2,805,937	972,212	2,265,382	475,720	1,775,771	3,324,769
Shares Outstanding	2,805,940	974,279	2,265,372	475,718	1,775,764	3,324,758
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00

		Dreyfus	Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Cash	Government	Government	Treasury &	Treasury
	Cash	Management	Cash	Prime Cash	Agency Cash	Prime Cash
	Management	Plus, Inc.	Management	Management	Management	Management
Net Asset Value Per Share (continued)
Administrative Shares
Net Assets ($)	632,693	829,613	840,134	629,462	360,941	1,177,713
Shares Outstanding	632,696	830,962	840,131	629,461	360,941	1,177,708
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00
Participant Shares
Net Assets ($)	667,510	275,912	416,525	500,094	496,998	2,478,469
Shares Outstanding	667,506	276,492	416,523	500,092	496,995	2,478,458
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00
Service Shares
Net Assets ($)	—	16,836	—	—	4,531	—
Shares Outstanding	—	16,870	—	—	4,531	—
Net Asset Value Per Share ($)	—	1.00	—	—	1.00	—
Select Shares
Net Assets ($)	—	5,949	—	—	15,576	—
Shares Outstanding	—	5,961	—	—	15,576	—
Net Asset Value Per Share ($)	—	1.00	—	—	1.00	—
Agency Shares
Net Assets ($)	78,341	1	63,938	37,851	58,651	84,207
Shares Outstanding	78,341	1	63,938	37,851	58,651	84,206
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00
Premier Shares
Net Assets ($)	—	—	—	—	61,923	—
Shares Outstanding	—	—	—	—	61,923	—
Net Asset Value Per Share ($)	—	—	—	—	1.00	—
† Investments at cost ($)	28,800,508	6,257,768	25,619,249	4,460,703	11,221,107	21,119,217

a Amount includes repurchase agreements of $3,140,000,000, $1,143,000,000, $7,912,000,000 and $3,407,000,000 for Dreyfus Cash Management, Dreyfus Cash Management
Plus, Inc., Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management, respectively, See Note 1(c).

See notes to financial statements.

The Funds	55

STATEMENT OF ASSETS AND LIABILITIES (continued)
(amounts in thousands, except Net Asset Value Per Share)

July 31, 2010 (Unaudited)

				Dreyfus	Dreyfus
	Dreyfus	Dreyfus	Dreyfus	California	New York
Municipal Cash		New York	Tax Exempt	AMT-Free	AMT-Free
Management		Municipal Cash	Cash Municipal Cash		Municipal Cash
	Plus	Management	Management	Management	Management
Assets ($):
Investments at value—Note 1(a,b)†	1,235,706	819,779	3,476,958	332,704	192,717
Cash	4,322	4,456	5,085	228	—
Receivable for investment securites sold	1,894	—	—	—	1,009
Interest receivable	—	627	4,857	325	180
Prepaid expenses and other assets	78	57	381	14	—
	1,242,000	824,919	3,487,281	333,271	193,906
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)	283	158	617	57	38
Cash overdraft due to Custodian	—	—	—	—	616
Payable for investment securities purchased	—	3,518	—	—	7,764
Payable for shares of Beneficial Interest redeemed	10	10	93	14	—
Accrued expenses	52	17	122	31	—
	345	3,703	832	102	8,418
Net Assets ($)	1,241,655	821,216	3,486,449	333,169	185,488
Composition of Net Assets ($):
Paid-in capital	1,241,652	821,182	3,486,134	333,169	185,480
Accumulated net realized gain (loss) on investments	3	34	315	—	8
Net Assets ($)	1,241,655	821,216	3,486,449	333,169	185,488
Net Asset Value Per Share
Instititutional Shares
Net Assets ($)	467,929	498,746	2,997,854	210,939	107,629
Shares Outstanding	467,821	498,727	2,997,581	210,933	107,603
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Investor Shares
Net Assets ($)	260,810	255,045	388,957	68,614	60,760
Shares Outstanding	260,736	255,036	388,925	68,611	60,746
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Administrative Shares
Net Assets ($)	488,832	58,833	82,779	4,090	7,774
Shares Outstanding	488,718	58,831	82,770	4,089	7,772
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Participant Shares
Net Assets ($)	23,368	8,591	16,565	49,525	10
Shares Outstanding	23,362	8,591	16,564	49,523	10
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Agency Shares
Net Assets ($)	716	1	294	1	—
Shares Outstanding	716	1	294	1	—
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	—
Classic Shares
Net Assets ($)	—	—	—	—	9,315
Shares Outstanding	—	—	—	—	9,313
Net Asset Value Per Share ($)	—	—	—	—	1.00
† Investments at cost ($)	1,235,706	819,779	3,476,958	332,704	192,717

See notes to financial statements.

STATEMENT OF OPERATIONS

(amounts in thousands)

Six Months Ended July 31, 2010 (Unaudited)

		Dreyfus	Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Cash	Government	Government	Treasury &	Treasury
	Cash	Management	Cash	Prime Cash	Agency Cash	Prime Cash
Management		Plus, Inc.	Management	Management	Management	Management
Investment Income ($):
Interest Income	50,545	9,342	30,499	5,100	13,469	14,839
Expenses:
Management fee—Note 2(a)	31,143	5,761	25,572	4,814	13,811	22,335
Distribution fees—Note 2(b)	6,074	2,178	3,757	2,026	3,863	9,993
Custodian fees—Note 2(c)	498	130	406	97	276	319
Shareholder servicing costs—Note 2(c)	364	133	162	62	397	236
Registration fees	139	110	167	186	83	122
Trustees’/Directors’ fees and expenses—Note 2(d)	67	10	47	9	25	43
Professional fees	35	22	25	7	26	27
Prospectus and shareholders’ reports	—	82	66	34	27	78
Miscellaneous	353	47	247	73	162	248
Total Expenses	38,673	8,473	30,449	7,308	18,670	33,401
Less—reduction in expenses
due to undertaking—Note 2(a)	(3,269)	(837)	(3,505)	(2,315)	(5,256)	(18,569)
Less—reduction in management fee
due to undertaking—Note 2(a)	—	(1,880)	—	—	—	—
Less—reduction in fees
due to earnings credits—Note 1(b)	—[a]	—[a]	(2)	(1)	(6)	(4)
Net Expenses	35,404	5,756	26,942	4,992	13,408	14,828
Investment Income—Net	15,141	3,586	3,557	108	61	11
Realized and Unrealized Gain (Loss) on
Investments—Note 1(b) ($)	—	6	(7)	(1)	30	(18)
Net Increase (Decrease) in Net Assets
Resulting from Operations	15,141	3,592	3,550	107	91	(7)
a Amount represents less than $1,000.
See notes to financial statements.

The Funds	57

STATEMENT OF OPERATIONS (continued)
(amounts in thousands)

Six Months Ended July 31, 2010 (Unaudited)

				Dreyfus	Dreyfus
	Dreyfus	Dreyfus	Dreyfus	California	New York
	Municipal Cash	New York	Tax Exempt	AMT-Free	AMT-Free
	Management	Municipal Cash	Cash	Municipal Cash	Municipal Cash
	Plus	Management	Management	Management	Management
Investment Income ($):
Interest Income	2,376	1,564	5,953	536	416
Expenses:
Management fee—Note 2(a)	1,295	880	3,806	279	238
Distribution fees—Note 2(b)	694	395	571	177	209
Registration fees	60	24	98	5	—
Custodian fees—Note 2(c)	53	53	80	16	—
Professional fees	29	28	32	24	—
Shareholder servicing costs—Note 2(c)	28	14	229	3	—
Prospectus and shareholders’ reports	13	14	18	1	—
Trustees’ fees and expenses—Note 2(d)	3	2	8	1	—
Miscellaneous	26	17	74	9	—
Total Expenses	2,201	1,427	4,916	515	447
Less—reduction in expenses
due to undertaking—Note 2(a)	(225)	(191)	(339)	(95)	(118)
Less—reduction in fees due
to earnings credits—Note 1(b)	—[a]	—[a]	—[a]	—[a]	—
Net Expenses	1,976	1,236	4,577	420	329
Investment Income—Net	400	328	1,376	116	87
Net Realized Gain (Loss) on
Investments—Note 1(b) ($)	—	3	—	—	—
Net Increase in Net Assets
Resulting from Operations	400	331	1,376	116	87

a Amount represents less than $1,000.
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

(amounts in thousands)

	Dreyfus Cash Management		Dreyfus Cash Management Plus, Inc.
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	July 31, 2010	January 31,	July 31, 2010	January 31,
	(Unaudited)	2010	(Unaudited)	2010

Operations ($):
Investment income—net	15,141	151,861	3,586	21,224
Net realized gain (loss) on investments	—	231	6	(81,757)
Net unrealized appreciation (depreciation) on investments	—	—	—	32,337
Net Increase from payment by affiliate	—	—	—	68,407
Net Increase (Decrease) in Net Assets
Resulting from Operations	15,141	152,092	3,592	40,211
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(15,030)	(134,824)	(3,347)	(14,894)
Investor Shares	(1)	(10,304)	(17)	(2,497)
Administrative Shares	(86)	(4,339)	(222)	(3,054)
Participant Shares	—[a]	(1,690)	—[a]	(771)
Service Shares	—	—	—[a]	(3)
Select Shares	—	—	—[a]	(5)
Agency Shares	(24)	(704)	—[a]	—[a]
Total Dividends	(15,141)	(151,861)	(3,586)	(21,224)
Beneficial Interest/Capital Stock
Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	55,865,695	205,919,725	8,359,403	18,044,547
Investor Shares	6,305,971	15,180,824	683,184	2,315,173
Administrative Shares	1,044,241	3,832,973	940,640	2,041,658
Participant Shares	1,581,237	4,130,178	735,412	1,684,262
Service Shares	—	—	1,395,367	45,157
Select Shares	—	—	8,318	24,034
Agency Shares	29,925	317,162	—[a]	—
Capital contribution from affiliate—Note 2(e):
Institutional Shares	—	—	3,215	—
Investor Shares	—	—	623	—
Administrative Shares	—	—	668	—
Participant Shares	—	—	492	—
Service Shares	—	—	7	—
Select Shares	—	—	7	—
Agency Shares	—	—	—[a]	—
Dividends reinvested:
Institutional Shares	2,683	34,050	1,215	6,598
Investor Shares	—[a]	1,925	16	2,121
Administrative Shares	41	1,264	175	2,588
Participant Shares	—[a]	358	—[a]	717
Service Shares	—	—	—	—[a]
Agency Shares	1	335	—[a]	—[a]
Cost of shares redeemed:
Institutional Shares	(65,542,462)	(203,484,505)	(7,983,336)	(18,089,064)
Investor Shares	(6,956,918)	(16,619,109)	(631,294)	(2,889,192)
Administrative Shares	(1,524,442)	(3,897,228)	(746,579)	(2,503,691)
Participant Shares	(1,504,426)	(4,592,274)	(786,637)	(2,396,803)
Service Shares	—	—	(1,380,351)	(49,976)
Select Shares	—	—	(7,141)	(47,374)
Agency Shares	(41,478)	(326,276)	—	—
Increase (Decrease) in Net Assets from
Beneficial Interest/Capital Stock Transactions	(10,739,932)	499,402	593,404	(1,809,245)
Total Increase (Decrease) In Net Assets	(10,739,932)	499,633	593,410	(1,790,258)
Net Assets ($):
Beginning of Period	39,541,195	39,041,562	5,677,854	7,468,112
End of Period	28,801,263	39,541,195	6,271,264	5,677,854

a Amount represents less than $1,000.
See notes to financial statements.

The Funds	59

STATEMENT OF CHANGES IN NET ASSETS (continued)
(amounts in thousands)

	Dreyfus Government		Dreyfus Government
	Cash Management		Prime Cash Management
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	July 31, 2010	January 31,	July 31, 2010	January 31,
	(Unaudited)	2010	(Unaudited)	2010
Operations ($):
Investment income—net	3,557	55,790	108	5,610
Net realized gain (loss) on investments	(7)	138	(1)	13
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,550	55,928	107	5,623
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(3,557)	(52,625)	(108)	(5,334)
Investor Shares	—[a]	(1,261)	—[a]	(30)
Administrative Shares	—[a]	(1,737)	—[a]	(238)
Participant Shares	—[a]	(56)	—[a]	(1)
Agency Shares	—[a]	(111)	—[a]	(26)
Total Dividends	(3,557)	(55,790)	(108)	(5,629)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	71,708,893	164,894,102	7,202,807	19,903,414
Investor Shares	3,446,456	7,738,977	868,841	2,096,688
Administrative Shares	1,350,160	3,193,172	2,490,818	5,145,416
Participant Shares	884,910	2,203,530	540,794	1,568,552
Agency Shares	88,526	231,624	51,806	190,988
Dividends reinvested:
Institutional Shares	684	14,771	16	1,794
Investor Shares	8	735	1	13
Administrative Shares	3	1,361	1	209
Participant Shares	1	29	1	1
Agency Shares	—[a]	—[a]	—	—[a]
Cost of shares redeemed:
Institutional Shares	(73,545,227)	(174,661,061)	(7,524,756)	(23,196,803)
Investor Shares	(3,390,302)	(9,588,829)	(986,456)	(2,681,628)
Administrative Shares	(1,339,151)	(4,623,225)	(2,357,857)	(5,342,373)
Participant Shares	(807,755)	(2,526,210)	(746,488)	(2,208,938)
Agency Shares	(97,238)	(244,894)	(104,143)	(142,069)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(1,700,032)	(13,365,918)	(564,615)	(4,664,736)
Total Increase (Decrease) In Net Assets	(1,700,039)	(13,365,780)	(564,616)	(4,664,742)
Net Assets ($):
Beginning of Period	27,413,268	40,779,048	5,033,266	9,698,008
End of Period	25,713,229	27,413,268	4,468,650	5,033,266

a Amount represents less than $1,000.
See notes to financial statements.

	Dreyfus Treasury &		Dreyfus Treasury
	Agency Cash Management		Prime Cash Management
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	July 31, 2010	January 31,	July 31, 2010	January 31,
	(Unaudited)	2010	(Unaudited)	2010
Operations ($):
Investment income—net	61	10,789	11	5,500
Net realized gain (loss) on investments	30	136	(18)	102
Net Increase (Decrease) in Net Assets
Resulting from Operations	91	10,925	(7)	5,602
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(61)	(10,543)	(6)	(5,594)
Investor Shares	—[a]	(5)	(3)	(9)
Administrative Shares	—[a]	(214)	(1)	(11)
Participant Shares	—[a]	(1)	(1)	(6)
Service Shares	—[a]	—[a]	—	—
Select Shares	—[a]	—[a]	—	—
Agency Shares	—[a]	(26)	—[a]	(13)
Premier Shares	—[a]	—[a]	—	—
Total Dividends	(61)	(10,789)	(11)	(5,633)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	22,218,993	68,033,436	25,555,987	60,299,612
Investor Shares	6,044,447	11,174,580	4,736,056	9,985,602
Administrative Shares	1,221,622	4,043,353	1,471,402	4,671,129
Participant Shares	764,042	2,139,953	4,998,495	11,299,483
Service Shares	869	5,379	—	—
Select Shares	41,600	69,667	—	—
Agency Shares	24,145	208,593	89,253	666,934
Premier Shares	162,541	886,267	—	—
Dividends reinvested:
Institutional Shares	13	3,198	23	2,210
Investor Shares	1	1	10	5
Administrative Shares	—[a]	135	3	6
Participant Shares	—[a]	—[a]	9	5
Service Shares	—[a]	—[a]	—	—
Select Shares	—[a]	—[a]	—	—
Agency Shares	—[a]	—[a]	—[a]	10
Premier Shares	—[a]	—[a]	—	—
Cost of shares redeemed:
Institutional Shares	(25,739,700)	(72,482,785)	(31,023,332)	(72,138,346)
Investor Shares	(6,190,309)	(12,569,809)	(5,633,213)	(13,286,181)
Administrative Shares	(1,555,209)	(4,703,968)	(1,565,360)	(5,925,054)
Participant Shares	(787,370)	(2,063,624)	(5,118,844)	(14,137,635)
Service Shares	(1,597)	(5,553)	—	—
Select Shares	(50,834)	(77,569)	—	—
Agency Shares	(36,269)	(201,117)	(386,464)	(694,755)
Premier Shares	(161,708)	(860,009)	—	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(4,044,723)	(6,399,872)	(6,875,975)	(19,256,975)
Total Increase (Decrease) In Net Assets	(4,044,693)	(6,399,736)	(6,875,993)	(19,257,006)
Net Assets ($):
Beginning of Period	15,313,468	21,713,204	27,224,610	46,481,616
End of Period	11,268,775	15,313,468	20,348,617	27,224,610

a Amount represents less than $1,000.
See notes to financial statements.

The Funds	61

STATEMENT OF CHANGES IN NET ASSETS (continued)
(amounts in thousands)

	Dreyfus Municipal		Dreyfus New York
	Cash Management Plus		Municipal Cash Management
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	July 31, 2010	January 31,	July 31, 2010	January 31,
	(Unaudited)	2010	(Unaudited)	2010
Operations ($):
Investment income—net	400	8,292	328	3,592
Net realized gain (loss) on investments	—	3	3	31
Net Increase (Decrease) in Net Assets
Resulting from Operations	400	8,295	331	3,623
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(295)	(4,713)	(320)	(2,573)
Investor Shares	—[a]	(835)	—[a]	(851)
Administrative Shares	(105)	(2,815)	(8)	(202)
Participant Shares	—[a]	(96)	—[a]	(54)
Agency Shares	—[a]	(8)	—[a]	—[a]
Total Dividends	(400)	(8,467)	(328)	(3,680)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	1,299,000	6,300,589	512,190	1,100,157
Investor Shares	209,649	703,488	344,804	889,613
Administrative Shares	411,657	1,559,147	36,605	90,472
Participant Shares	21,611	62,395	4,852	91,910
Agency Shares	—[a]	14,601	—	—
Dividends reinvested:
Institutional Shares	229	2,833	80	444
Investor Shares	—[a]	801	—[a]	731
Administrative Shares	105	2,711	8	197
Participant Shares	—[a]	96	—[a]	54
Agency Shares	—[a]	6	—[a]	—[a]
Cost of shares redeemed:
Institutional Shares	(1,191,205)	(6,532,452)	(602,535)	(1,055,760)
Investor Shares	(349,424)	(596,560)	(371,623)	(982,328)
Administrative Shares	(504,670)	(1,604,890)	(47,427)	(82,764)
Participant Shares	(21,257)	(100,239)	(8,473)	(130,790)
Agency Shares	(431)	(13,462)	—	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(124,736)	(200,936)	(131,519)	(78,064)
Total Increase (Decrease) In Net Assets	(124,736)	(201,108)	(131,516)	(78,121)
Net Assets ($):
Beginning of Period	1,366,391	1,567,499	952,732	1,030,853
End of Period	1,241,655	1,366,391	821,216	952,732

a Amount represents less than $1,000.
See notes to financial statements.

	Dreyfus Tax Exempt		Dreyfus California AMT-Free
	Cash Management		Municipal Cash Management
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	July 31, 2010	January 31,	July 31, 2010	January 31,
	(Unaudited)	2010	(Unaudited)	2010
Operations ($):
Investment income—net	1,376	23,272	116	676
Net realized gain (loss) on investments	—	315	—	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,376	23,587	116	676
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(1,368)	(20,448)	(115)	(462)
Investor Shares	(2)	(1,122)	—[a]	(86)
Administrative Shares	(6)	(1,629)	(1)	(28)
Participant Shares	—[a]	(189)	—[a]	(115)
Agency Shares	—[a]	(24)	—[a]	—[a]
Total Dividends	(1,376)	(23,412)	(116)	(691)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	7,299,488	17,954,303	263,987	331,375
Investor Shares	305,648	870,127	38,400	181,355
Administrative Shares	55,365	779,288	14,177	76,700
Participant Shares	45,551	227,547	32,585	85,895
Agency Shares	263	28,927	—[a]	—[a]
Dividends reinvested:
Institutional Shares	649	10,310	115	409
Investor Shares	2	883	—[a]	86
Administrative Shares	6	1,381	1	28
Participant Shares	—[a]	1	—[a]	115
Agency Shares	—[a]	21	—[a]	—[a]
Cost of shares redeemed:
Institutional Shares	(7,685,388)	(19,772,464)	(192,100)	(284,010)
Investor Shares	(270,487)	(1,082,483)	(33,531)	(141,488)
Administrative Shares	(92,739)	(1,305,085)	(14,278)	(72,589)
Participant Shares	(56,069)	(334,628)	(39,129)	(126,545)
Agency Shares	(7,016)	(26,239)	—	—[a]
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(404,727)	(2,648,111)	70,227	51,331
Total Increase (Decrease) In Net Assets	(404,727)	(2,647,936)	70,227	51,316
Net Assets ($):
Beginning of Period	3,891,176	6,539,112	262,942	211,626
End of Period	3,486,449	3,891,176	333,169	262,942

a Amount represents less than $1,000.
See notes to financial statements.

The Funds	63

STATEMENT OF CHANGES IN NET ASSETS (continued)
(amounts in thousands)

	Dreyfus New York AMT-Free
	Municipal Cash Management
	Six Months Ended	Year Ended
	July 31, 2010	January 31,
	(Unaudited)	2010
Operations ($):
Investment income—net	87	586
Net realized gain (loss) on investments	—	8
Net Increase (Decrease) in Net Assets Resulting from Operations	87	594
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(85)	(247)
Investor Shares	—[a]	(236)
Administrative Shares	(2)	(2)
Participant Shares	—[a]	—[a]
Classic Shares	—[a]	(101)
Total Dividends	(87)	(586)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	84,284	196,310
Investor Shares	80,651	193,259
Administrative Shares	13,093	31,044
Participant Shares	—[a]	—[a]
Classic Shares	125,437	304,233
Dividends reinvested:
Institutional Shares	60	52
Investor Shares	—[a]	62
Administrative Shares	2	2
Classic Shares	—[a]	101
Cost of shares redeemed:
Institutional Shares	(87,007)	(135,412)
Investor Shares	(93,410)	(221,786)
Administrative Shares	(13,466)	(22,912)
Participant Shares	—	—[a]
Classic Shares	(175,692)	(321,100)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(66,048)	23,853
Total Increase (Decrease) In Net Assets	(66,048)	23,861
Net Assets ($):
Beginning of Period	251,536	227,675
End of Period	185,488	251,536

a Amount represents less than $1,000.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements. Please note that the financial highlights information in the following tables for Dreyfus New York AMT-Free Municipal Cash Management’s Institutional, Investor and Classic shares represents the financial highlights of Dreyfus New York AMT-Free Municipal Cash Management’s predecessor, BNY Hamilton New York AMT-Free Municipal Money Fund (New York AMT-Free Municipal Money Fund), before Dreyfus NewYork AMT-Free Municipal Cash Management commenced operations as of the close of business on September 12, 2008, and represents the performance of Dreyfus NewYork AMT-Free Municipal Cash Management’s Institutional, Investor and Classic shares thereafter. Before Dreyfus New York AMT-Free Municipal Cash Management commenced operations, all of the assets of the New York AMT-Free Municipal Money Fund were transferred to Dreyfus New York AMT-Free Municipal Cash Management in exchange for Institutional, Investor and Classic shares of the fund in a tax-free reorganization.Total return shows how much your investment in Dreyfus New York AMT-Free Municipal Cash Management would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from Dreyfus NewYork AMT-Free Municipal Cash Management’s predecessor’s financial statements.

Per Share Data ($)					Ratios/Supplemental Data (%)			
	Net Asset Value Beginning of Period	Net Investment Income	Dividends from Net Investment Income	Net Asset Value End of Period	Total Return (%)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Net Assets End of Period ($x1,000,000)
Dreyfus Cash Management									
Institutional Shares									
Six Months Ended July 31, 2010	1.00	.001	(.001)	1.00	.12[a]	.21[a]	.21[a,b]	.12[a]	24,617
Year Ended January 31,									
2010	1.00	.004	(.004)	1.00	.41	.22	.22[b]	.40	34,291
2009	1.00	.026	(.026)	1.00	2.65	.21	.21	2.56	31,821
2008	1.00	.051	(.051)	1.00	5.18	.20	.20	5.03	18,983
2007	1.00	.050	(.050)	1.00	5.07	.20	.20	4.98	11,063
2006	1.00	.032	(.032)	1.00	3.28	.20	.20	3.24	9,484
Investor Shares									
Six Months Ended July 31, 2010	1.00	.000[c]	(.000)[c]	1.00	.00[a,d]	.46[a]	.32[a]	.00[a,d]	2,806
Year Ended January 31,									
2010	1.00	.002	(.002)	1.00	.21	.47	.43	.23	3,457
2009	1.00	.024	(.024)	1.00	2.40	.47	.47	2.30	4,893
2008	1.00	.048	(.048)	1.00	4.92	.45	.45	4.78	3,194
2007	1.00	.047	(.047)	1.00	4.80	.45	.45	4.73	1,590
2006	1.00	.030	(.030)	1.00	3.03	.45	.45	2.99	1,238
Administrative Shares									
Six Months Ended July 31, 2010	1.00	.000[c]	(.000)[c]	1.00	.02[a]	.31[a]	.30[a]	.02[a]	633
Year Ended January 31,									
2010	1.00	.003	(.003)	1.00	.32	.32	.32[b]	.31	1,113
2009	1.00	.025	(.025)	1.00	2.55	.31	.31	2.46	1,176
2008	1.00	.050	(.050)	1.00	5.08	.30	.30	4.93	638
2007	1.00	.049	(.049)	1.00	4.96	.30	.30	4.88	315
2006	1.00	.031	(.031)	1.00	3.18	.30	.30	3.14	251
Participant Shares									
Six Months Ended July 31, 2010	1.00	.000[c]	(.000)[c]	1.00	.00[a,d]	.61[a]	.33[a]	.00[a,d]	668
Year Ended January 31,									
2010	1.00	.001	(.001)	1.00	.14	.63	.52	.15	591
2009	1.00	.022	(.022)	1.00	2.24	.62	.62	2.15	1,052
2008	1.00	.047	(.047)	1.00	4.77	.60	.60	4.63	390
2007	1.00	.046	(.046)	1.00	4.65	.60	.60	4.58	206
2006	1.00	.028	(.028)	1.00	2.87	.60	.60	2.84	210
Agency Shares									
Six Months Ended July 31, 2010	1.00	.000[c]	(.000)[c]	1.00	.06[a]	.27[a]	.27[a,b]	.06[a]	78
Year Ended January 31,									
2010	1.00	.004	(.004)	1.00	.35	.29	.28	.42	90
2009	1.00	.026	(.026)	1.00	2.59	.28	.28	2.49	99
2008[e]	1.00	.016	(.016)	1.00	4.84[a]	.26[a]	.26[a]	4.97[a]	19

a	Annualized.
b	Expense waivers and/or reimbursements amounted to less than .01%.
c	Amount represents less than $.001 per share.
[d]	Amount represents less than .01%.
e	From October 1, 2007 (commencement of initial offering) to January 31, 2008.

See notes to financial statements.

The Funds	65

FINANCIAL HIGHLIGHTS (continued)

a Annualized.
b If payment pursuant to the Capital Support Agreement was not made, total return would have been (1.65)% for Institutional Shares, (1.83)% for Investor Shares, (1.74)% for
Administrative Shares, (1.90)% for Participant Shares, (1.94)% for Service Shares, (1.98)% for Select Shares and (1.71)% for Agency Shares.
c Amount represents less than $.001 per share.
[d] Amount represents less than .01%.
e From June 29, 2007 (commencement of initial offering) to January 31, 2008.
f Amount represents less than $1 million.
g From October 1, 2007 (commencement of initial offering) to January 31, 2008.

See notes to financial statements.

a	Amount represents less than $.001 per share.
b	Annualized.
c	Expense waivers and/or reimbursements amounted to less than .01%.
[d]	Amount represents less than .01%.
e	From October 1, 2007 (commencement of initial offering) to January 31, 2008.

See notes to financial statements.

The Funds	67

FINANCIAL HIGHLIGHTS (continued)

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
[d]	From October 1, 2007 (commencement of initial offering) to January 31, 2008.

See notes to financial statements.

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
[d]	From June 29, 2007 (commencement of initial offering) to January 31, 2008.
e	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
f	Amount represents less than $1 million.

See notes to financial statements.

The Funds	69

FINANCIAL HIGHLIGHTS (continued)

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
[d]	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
e	Amount represents less than $1 million.

See notes to financial statements.

a	Annualized.
b	Expense waivers and/or reimbursements amounted to less than .01%.
c	Amount represents less than $.001 per share.
[d]	Amount represents less than .01%.
e	Amount represents less than $1 million.
f	From October 1, 2007 (commencement of initial offering) to January 31, 2008.

See notes to financial statements.

The Funds	71

FINANCIAL HIGHLIGHTS (continued)

a	Annualized.
b	Expense waivers and/or reimbursements amounted to less than .01%.
c	Amount represents less than $.001 per share.
[d]	Amount represents less than .01%.
e	Amount represents less than $1 million.
f	From October 1, 2007 (commencement of initial offering) to January 31, 2008.

See notes to financial statements.

a	Amount represents less than $.001 per share.
b	Annualized.
c	Expense waivers and/or reimbursements amounted to less than .01%.
[d]	Amount represents less than .01%.
e	Amount represents less than $1 million.
f	From October 1, 2007 (commencement of initial offering) to January 31, 2008.

See notes to financial statements.

The Funds	73

FINANCIAL HIGHLIGHTS (continued)

Per Share Data ($)					Ratios/Supplemental Data (%)			
	Net Asset Value Beginning of Period	Net Investment Income	Dividends from Net Investment Income	Net Asset Value End of Period	Total Return (%)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Net Assets End of Period ($ x 1,000,000)
Dreyfus California AMT-Free Municipal Cash Management									
Institutional Shares									
Six Months Ended July 31, 2010	1.00	.001	(.001)	1.00	.14[a]	.24[a]	.24[a,b]	.14[a]	211
Year Ended January 31,									
2010	1.00	.004	(.004)	1.00	.40	.29	.22	.34	139
2009	1.00	.019	(.019)	1.00	1.88	.22	.17	1.93	91
2008[c]	1.00	.017	(.017)	1.00	3.29[a]	.20[a]	.15[a]	3.15[a]	115
Investor Shares									
Six Months Ended July 31, 2010	1.00	.000[d]	(.000)[d]	1.00	.00[a,e]	.49[a]	.39[a]	.00[a,e]	69
Year Ended January 31,									
2010	1.00	.002	(.002)	1.00	.21	.54	.40	.16	64
2009	1.00	.016	(.016)	1.00	1.63	.47	.42	1.68	24
2008[c]	1.00	.015	(.015)	1.00	3.05[a]	.45[a]	.40[a]	2.90[a]	6
Administrative Shares									
Six Months Ended July 31, 2010	1.00	.000[d]	(.000)[d]	1.00	.04[a]	.35[a]	.34[a]	.04[a]	4
Year Ended January 31,									
2010	1.00	.003	(.003)	1.00	.30	.40	.32	.24	4
2009	1.00	.018	(.018)	1.00	1.78	.32	.27	1.83	–[f]
2008[c]	1.00	.016	(.016)	1.00	3.19[a]	.30[a]	.25[a]	3.05[a]	–[f]
Participant Shares									
Six Months Ended July 31, 2010	1.00	.000[d]	(.000)[d]	1.00	.00[a,e]	.64[a]	.38[a]	.00[a,e]	50
Year Ended January 31,									
2010	1.00	.001	(.001)	1.00	.13	.69	.50	.06	56
2009	1.00	.015	(.015)	1.00	1.48	.62	.57	1.53	97
2008[c]	1.00	.014	(.014)	1.00	2.90[a]	.60[a]	.55[a]	2.75[a]	142
Agency Shares									
Six Months Ended July 31, 2010	1.00	.000[d]	(.000)[d]	1.00	.08[a]	.30[a]	.30[a,b]	.05[a]	–[f]
Year Ended January 31,									
2010	1.00	.003	(.003)	1.00	.34	.35	.28	.28	–[f]
2009	1.00	.018	(.018)	1.00	1.82	.28	.23	1.87	–[f]
2008[g]	1.00	.010	(.010)	1.00	3.09[a]	.26[a]	.21[a]	3.09[a]	–[f]

a	Annualized.
b	Expense waivers and/or reimbursements amounted to less than .01%.
c	From August 1, 2007 (commencement of operations) to January 31, 2008.
[d]	Amount represents less than $.001 per share.
e	Amount represents less than .01%.
f	Amount represents less than $1 million.
g	From October 1, 2007 (commencement of initial offering) to January 31, 2008.

See notes to financial statements.

The Funds	75

FINANCIAL HIGHLIGHTS (continued)

Per Share Data ($)							Ratios/Supplemental Data (%)			
	Net Asset Value Beginning of Period	Net Investment Income	Dividends from Net Investment Income	Dividends from Net Realized Gain on Investments	Total Distributions	Net Asset Value End of Period	Total Return (%)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Net Assets End of Period ($x1,000,000)
Dreyfus New York AMT-Free Municipal Cash Management (continued)											
Participant Shares											
Six Months Ended July 31, 2010	1.00	.000[d]	(.000)[d]	–	(.000)[d]	1.00	.00[a,f]	.60[a]	.35[a]	.00[a,f]	–[g]
Year Ended January 31, 2010	1.00	.002	(.002)	–	(.002)	1.00	.18	.62	.51	.18	–[g]
One Month Ended January 31, 2009[b]	1.00	.000[d]	(.000)[d]	–	(.000)[d]	1.00	.03[c]	.64[a]	.64[a]	.30[a]	–[g]
Year Ended December 31, 2008[h]	1.00	.005	(.005)	–	(.005)	1.00	.53[a]	.63[a]	.63[a,e]	1.73[a]	–[g]
Classic Shares†											
Six Months Ended July 31, 2010	1.00	.000[d]	(.000)[d]	–	(.000)[d]	1.00	.00[a,f]	.70[a]	.34[a]	.00[a,f]	9
Year Ended January 31, 2010	1.00	.001	(.001)	–	(.001)	1.00	.13	.72	.59	.10	60
One Month Ended January 31, 2009[b]	1.00	.000[d]	(.000)[d]	–	(.000)[d]	1.00	.02[c]	.74[a]	.73[a]	.21[a]	76
Year Ended December 31,											
2008	1.00	.016	(.016)	(.000)[d]	(.016)	1.00	1.58	.75	.74	1.55	73
2007	1.00	.029	(.029)	–	(.029)	1.00	2.90	.75	.75[e]	2.78	79
2006	1.00	.027	(.027)	–	(.027)	1.00	2.73	.76	.75	2.68	29
2005	1.00	.016	(.016)	–	(.016)	1.00	1.66	.77	.75	1.61	12

† Represents information for the fund’s predecessor, BNY Hamilton NewYork AMT-Free Money Market Fund through September 12, 2008.
a Annualized.
b The fund has changed its fiscal year end from December 31 to January 31.
c Not annualized.
[d] Amount represents less than $.001 per share.
e Expense waivers and/or reimbursements amounted to less than .01%.
f Amount represents less than .01%.
g Amount represents less than $1 million.
[h] From September 13, 2008 (commencement of initial offering) to December 31, 2008.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management (each, a “fund” and collectively, the “funds”) are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “Act”). Each fund, other than Dreyfus New York Municipal Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management is diversified. Dreyfus New York Municipal Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management are non-diversified. Dreyfus Government Cash Management and Dreyfus Government Prime Cash Management are each a separate series of Dreyfus Government Cash Management Funds (the “Company”) and Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management are separate series of Dreyfus Tax Exempt Cash Management Funds (the “Trust”). Each fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity and, in the case of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management only, which are exempt from federal income tax; in the case of Dreyfus New York Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management, which is exempt from federal, New York state and NewYork city personal income taxes, and in the case of Dreyfus California AMT-Free Municipal Cash Management only, which is exempt from federal and California state personal income taxes. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as each fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the funds’ shares, which are sold to the public without a sales charge. Each fund offers Institutional Shares, Investor Shares, Administrative Shares, Participant Shares and Agency Shares (with the exception of Dreyfus New York AMT-Free Municipal Cash Management which does not offer Agency Shares). In addition, Dreyfus Cash Management Plus, Inc. and Dreyfus Treasury & Agency Cash Management also offer Service Shares and Select Shares, Dreyfus Treasury & Agency Cash Management also offers Premier Shares and Dreyfus New York AMT-Free Municipal Cash Management also offers Classic Shares. Each share class, except Institutional Shares, are subject to a Service Plan adopted pursuant to Rule 12b-1 under the act. Other differences between the classes include the services offered (by service agents receiving Rule 12b-1 fees) to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of July 31, 2010, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held the following shares:

Dreyfus Cash Management
Plus, Inc., Agency Shares	1,046

Dreyfus New York Municipal Cash
Management, Agency Shares	1,034

Dreyfus California AMT-Free
Municipal Cash Management,
Agency Shares	1,032

It is each fund’s policy to maintain a continuous net asset value per share of $1.00; each fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that any fund will be able to maintain a stable net asset value per share of $1.00.

The Funds	77

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company and the Trust account separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. Each fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The funds enter into contracts that contain a variety of indemnifications.The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act,which has been determined by the Board of Trustees/Directors to represent the fair value of each fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the each fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Table 1 summarizes the inputs used as of July 31, 2010 in valuing each fund’s investments.

(b) Securities transactions and investment income:

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The funds (except Dreyfus New York AMT-Free Municipal Cash Management) have arrangements with the custodian and cash management bank whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the funds include net earnings credits as an expense offset in the Statement of Operations.

Dreyfus New York Municipal Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management

follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Repurchase Agreements: Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the funds’ custodians and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(d) Dividends to shareholders: It is the policy of each fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains.

(e) Federal income taxes: It is the policy of Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management and Dreyfus Treasury Prime Cash Management to continue to qualify as a regulated investment company if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

Table 1.

		Short-Term Investments ($)†
	Level 1—Unadjusted	Level 2—Other Significant	Level 3—Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Dreyfus Cash Management	—	28,800,507,899	—	28,800,507,899
Dreyfus Cash Management Plus, Inc.	—	6,257,768,417	—	6,257,768,417
Dreyfus Government Cash Management	—	25,619,248,796	—	25,619,248,796
Dreyfus Government Prime Cash Management	—	4,460,703,033	—	4,460,703,033
Dreyfus Treasury & Agency Cash Management	—	11,221,106,614	—	11,221,106,614
Dreyfus Treasury Prime Cash Management	—	21,119,217,338	—	21,119,217,338
Dreyfus Municipal Cash Management Plus	—	1,235,705,687	—	1,235,705,687
Dreyfus New York Municipal Cash Management	—	819,778,892	—	819,778,892
Dreyfus Tax Exempt Cash Management	—	3,476,958,110	—	3,476,958,110
Dreyfus California AMT—Free Municipal Cash Management	—	332,703,879	—	332,703,879
Dreyfus New York AMT—Free Municipal Cash Management	—	192,716,681	—	192,716,681

†	See Statements of Investments for additional detailed categorizations.

The Funds	79

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

It is the policy of Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income and net realized gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended July 31, 2010, the funds did not have any liabilities for any uncertain tax positions. The funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period, the funds did not incur any interest or penalties.

Each of the tax years in the three-year period ended January 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Table 2 summarizes each relevant fund’s unused capital loss carryover available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to January 31, 2010.

The tax character of distributions paid to shareholders for each fund (except for Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management) during the fiscal year ended January 31, 2010 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

Table 3 summarizes the tax character of distributions paid to shareholders of Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management during the fiscal year ended January 31, 2010.

At July 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

Table 2.

		Expiring in fiscal:		($ x 1,000)
	2014†	2015†	2016†	2017†	2018†	Total
Dreyfus Cash Management	—	—	—	2	—	2
Dreyfus Cash Management Plus, Inc.	4,986	—	—	—	13,350	18,336

†	If not applied, the carryovers expire in the above years.

Table 3.

	Tax-Exempt	Ordinary	Long-Term
	Income	Income	Capital Gains
Dreyfus Municipal Cash Management Plus	8,292	175	—
Dreyfus New York Municipal Cash Management	3,592	3	85
Dreyfus Tax Exempt Cash Management	23,272	97	43
Dreyfus California AMT-Free Municipal Cash Management	676	15	—
Dreyfus New York AMT-Free Municipal Cash Management	586	—	—

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to separate management agreements with the Manager, the management fee of each fund is computed at the annual rate of .20% of the value of such fund’s average daily net assets and is payable monthly.

The Manager has undertaken, with respect to each fund, to waive receipt of a portion of its management fee and/or reimburse expenses in the event that a fund’s current yield were to otherwise drop below a certain level. Such limitation may fluctuate daily, is voluntary and not contractual and may be terminated at any time. Table 4 summarizes the reduction in expenses for each relevant class of shares of each fund pursuant to these undertakings during the period ended July 31, 2010.

As to Dreyfus Cash Management Plus, Inc., effective February 10, 2010, the Manager also has separately agreed to waive a portion of the expenses so that annual fund operating expenses (exclusive of Rule 12b-1 Service Plan expenses) are limited to .15% of the value of the fund’s average daily net assets.This undertaking is voluntary, not contractual, and may be terminated at any time. The reduction in management fee for DCMP, pursuant to this undertaking, amounted to $1,879,904 during the period ending July 31, 2010.

As to Dreyfus New York AMT-Free Municipal Cash Management, the Manager also has agreed that until September

Table 4.

		Dreyfus	Dreyfus	Dreyfus	Dreyfus	Dreyfus
		Cash	Government	Government	Treasury &	Treasury
	Dreyfus Cash	Management	Cash	Prime Cash	Agency Cash	Prime Cash
	Management	Plus, Inc.	Management	Management	Management	Management
Institutional Shares ($)	—	—	253,343	230,721	1,153,082	5,789,667
Investor Shares ($)	2,300,598	361,992	2,304,897	649,653	2,652,637	5,899,783
Administrative Shares ($)	42,056	5,144	294,553	286,683	278,792	1,093,533
Participant Shares ($)	926,570	392,510	643,412	1,133,380	951,342	5,693,044
Service Shares ($)	—	57,494	—	—	12,558	—
Select Shares ($)	—	19,800	—	—	83,156	—
Agency Shares ($)	—	—	9,272	14,705	24,111	93,340
Premier Shares ($)	—	—	—	—	100,556	—

Table 4. (continued)

	Dreyfus	Dreyfus		Dreyfus	Dreyfus
	Municipal	New York	Dreyfus	California	New York
	Cash	Municipal	Tax Exempt	AMT-Free	AMT-Free
	Management	Cash	Cash	Municipal Cash	Municipal Cash
	Plus	Management	Management	Management	Management
Investor Shares ($)	185,599	174,442	287,150	33,176	36,090
Administrative Shares ($)	7,705	1,871	9,897	184	134
Participant Shares ($)	31,342	14,885	41,455	62,138	12
Agency Shares ($)	4	—	143	—	—
Classic Shares ($)	—	—	—	—	82,008

The Funds	81

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

30, 2010, the Manager, and not the fund, will be liable for fund expenses (exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses) other than the following expenses, which will be borne by the fund: the management fee, and with respect to the fund’s Investor Shares, Administrative Shares, Participant Shares, and Classic Shares, Rule 12b-1 Service Plan expenses from February 1, 2010 through September 30, 2010.

(b) Under each fund’s Service Plan adopted pursuant to Rule 12b-1 under the Act, with respect to each fund’s Investor Shares, Administrative Shares, Participant Shares and Agency Shares (with the exception of Dreyfus New York AMT-Free Municipal Cash Management which does not offer Agency Shares), Dreyfus Cash Management Plus’ Service Shares and Select Shares, Dreyfus Treasury & Agency Cash Management’s Service Shares, Select Shares and Premier Shares and Dreyfus New York AMT-Free Municipal Cash Management’s Classic Shares, each fund pays the Distributor for distributing such classes of shares, for advertising and marketing and for providing certain services relating to shareholders of the respective class of shares. These services include answering shareholder inquiries regarding the fund and providing reports and other information and services related to the maintenance of shareholder accounts (“Servicing”). Under the Service Plan, as to each relevant class, the Distributor may make payments to Service Agents in respect to these services. Generally, the Service Agent may provide holders of Investor,Administrative, Participant, Service, Select,Agency, Premier and Classic Shares a consolidated statement.The Service Agent will also provide the holders of Investor, Participant, Service, Select and/or Premier Shares, automated teller check writing privileges and, in the case of Participant, Service, Select and Premier Shares, automated teller machine access, and bill paying services.The amount paid under the Service Plan for Servicing is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee.The fees payable under the Service Plan are payable without regard to actual expenses incurred. Table 5 summarizes the amount each fund was charged pursuant to the Service Plan during the period ended July 31, 2010.

(c) Each fund (except for Dreyfus New York AMT-Free Municipal Cash Management) has adopted a Shareholder Services Plan (the “Plan”), with respect to their Institutional shares. Each fund reimburses the Distributor an amount not to

Table 5.

	Investor	Administrative	Participant	Service	Select	Agency	Premier	Classic
	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)
Dreyfus Cash Management	4,309,744	408,952	1,330,789	—	—	24,299	—	—
Dreyfus Cash Management Plus, Inc.	1,096,644	306,594	665,907	83,780	25,236	—	—	—
Dreyfus Government Cash Management	2,633,662	411,591	693,313	—	—	18,619	—	—
Dreyfus Government
Prime Cash Management	635,179	266,313	1,112,887	—	—	11,995	—	—
Dreyfus Treasury & Agency
Cash Management	2,516,758	233,581	906,157	12,160	81,573	18,944	93,813	—
Dreyfus Treasury
Prime Cash Management	4,547,780	627,974	4,782,083	—	—	35,156	—	—
Dreyfus Municipal
Cash Management Plus	404,021	241,499	48,145	—	—	245	—	—
Dreyfus New York Municipal
Cash Management	345,560	28,422	21,145	—	—	—	—	—
Dreyfus Tax Exempt
Cash Management	468,465	48,819	53,719	—	—	578	—	—
Dreyfus California AMT-Free
Municipal Cash Management	78,689	1,823	96,238	—	—	—	—	—
Dreyfus New York AMT-Free
Municipal Cash Management	91,623	3,399	20	—	—	—	—	113,768

exceed an annual rate of .25% of the value of the fund’s average daily net assets attributable to Institutional Shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, providing reports and other information and services related to the maintenance of shareholder accounts. Table 6 summarizes the amount each relevant fund was charged pursuant to the Plan during the period ended July 31, 2010.

The funds (except for Dreyfus New York AMT-Free Municipal Cash Management) compensate Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the funds. Table 7 summarizes the amount each relevant fund was charged during the period ended July 31, 2010, pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statements of Operations.

The funds (except Dreyfus NewYork AMT-Free Municipal Cash Management) compensate The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. Table 8 summarizes the amount each relevant fund was charged during the period ended July 31, 2010, pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statements

Table 6.

Institutional
Shares ($)
Dreyfus Cash Management	295,245
Dreyfus Cash Management Plus, Inc.	51,071
Dreyfus Government Cash Management	96,370
Dreyfus Government Prime Cash Management	27,760
Dreyfus Treasury & Agency Cash Management	367,141
Dreyfus Treasury Prime Cash Management	154,449
Dreyfus Municipal Cash Management Plus	21,351
Dreyfus New York Municipal Cash Management	7,551
Dreyfus Tax Exempt Cash Management	207,767
Dreyfus California AMT-Free Municipal Cash Management	1,630

Table 7.

Transfer Agency
Fees ($)
Dreyfus Cash Management	35,807
Dreyfus Cash Management Plus, Inc.	38,042
Dreyfus Government Cash Management	24,446
Dreyfus Government Prime Cash Management	18,891
Dreyfus Treasury & Agency Cash Management	14,304
Dreyfus Treasury Prime Cash Management	39,006
Dreyfus Municipal Cash Management Plus	2,132
Dreyfus New York Municipal Cash Management	4,446
Dreyfus Tax Exempt Cash Management	11,365
Dreyfus California AMT-Free Municipal Cash Management	1,093

The Funds	83

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of Operations. These fees were partially offset by earnings credits, also summarized in Table 8.

The funds (except for Dreyfus New York AMT-Free Municipal Cash Management) also compensate The Bank of New York Mellon under a custody agreement for providing custodial services for each fund. Table 9 summarizes the amount each relevant fund was charged during the period ended July 31, 2010, pursuant to the custody agreement.

During the period ended July 31, 2010, each relevant fund (except for Dreyfus New York AMT-Free Municipal Cash Management) was charged $2,012 for services performed by the Chief Compliance Officer.

Table 10 summarizes the components of “Due to The Dreyfus Corporation and affiliates” in the Statements of Assets and Liabilities for each fund.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex.Annual retainer fees are allocated to each fund based on net assets, and each fund pays its Board members an attendance fee of $500 per meeting.

Table 8.

	Cash Management
	Fees ($)	Earnings Credits ($)
Dreyfus Cash Management	2,642	(162)
Dreyfus Cash Management Plus, Inc.	3,229	(196)
Dreyfus Government Cash Management	4,592	(279)
Dreyfus Government Prime Cash Management	3,446	(210)
Dreyfus Treasury & Agency Cash Management	2,746	(167)
Dreyfus Treasury Prime Cash Management	7,613	(463)
Dreyfus Municipal Cash Management Plus	130	(8)
Dreyfus New York Municipal Cash Management	294	(18)
Dreyfus Tax Exempt Cash Management	608	(37)
Dreyfus California AMT-Free Municipal Cash Management	25	(2)

Table 9.

	Custody
	Fees ($)
Dreyfus Cash Management	498,122
Dreyfus Cash Management Plus, Inc.	129,725
Dreyfus Government Cash Management	405,851
Dreyfus Government Prime Cash Management	97,214
Dreyfus Treasury & Agency Cash Management	276,121
Dreyfus Treasury Prime Cash Management	319,348
Dreyfus Municipal Cash Management Plus	52,856
Dreyfus New York Municipal Cash Management	52,535
Dreyfus Tax Exempt Cash Management	79,755
Dreyfus California AMT-Free Municipal Cash Management	16,422

(e) On July 31, 2010, BNY Mellon made a capital contribution of $5,011,734 to Dreyfus Cash Management Plus, Inc.

NOTE 3—Capital Share Transactions:

Each fund (except for Dreyfus Cash Management Plus, Inc.) is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. Dreyfus Cash Management Plus, Inc. is authorized to issue 120 billion shares of $.001 par value Common Stock.

NOTE 4—Reverse Repurchase Agreements:

Dreyfus Cash Management and Dreyfus Cash Management Plus, Inc. may enter into reverse repurchase agreements with banks, brokers or dealers.This form of borrowing involves the transfer by the fund of an underlying debt instrument in return for cash proceeds based on a percentage of value of the security. The funds retain the right to receive interest and principal payments on the security.At an agreed upon future

Table 10.

		Rule 12b-1		Chief
		Distribution		Compliance	Transfer
	Management	Plan	Custodian	Officer	Agency	Less Expense
	Fees ($)	Fees ($)	Fees ($)	Fees ($)	Fees ($)	Reimbursement ($)

Dreyfus Cash Management	4,400,381	938,430	241,779	1,341	26,691	(201,647)
Dreyfus Cash
Management Plus, Inc.	890,463	389,345	63,232	1,341	30,194	(401,332)
Dreyfus Government
Cash Management	4,125,693	666,072	197,587	1,341	18,483	(470,926)
Dreyfus Government
Prime Cash Management	733,326	337,473	48,021	1,341	13,788	(297,021)
Dreyfus Treasury & Agency
Cash Management	1,908,952	611,570	128,482	1,341	11,335	(724,273)
Dreyfus Treasury Prime
Cash Management	3,386,571	1,701,784	155,377	1,341	30,470	(2,762,943)
Dreyfus Municipal
Cash Management Plus	172,405	114,706	25,844	1,341	2,132	(33,428)
Dreyfus New York Municipal
Cash Management	100,146	63,070	19,840	1,341	3,411	(29,418)
Dreyfus Tax Exempt
Cash Management	519,023	99,955	42,345	1,341	8,573	(54,354)
Dreyfus California AMT-Free
Municipal Cash Management	31,087	30,169	8,547	1,341	736	(15,035)
Dreyfus New York AMT-Free
Municipal Cash Management	27,476	18,283	—	—	—	(7,651)

The Funds	85

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

date, the funds repurchase the security at principal plus accrued interest. Reverse repurchase agreements may subject the funds to interest rate risk and counterparty credit risk. During the period ended July 31, 2010, neither fund entered into reverse repurchase agreements.

NOTE 5—Securities Transactions:

The funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees/Directors. The procedures have been designed to ensure that any purchase or sale of securities by the funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustee/Director and/or common officers, complies with Rule 17a-7 of the Act. Table 11 summarizes the amounts of purchases and sales of securities engaged in by each relevant fund pursuant to Rule 17a-7 of the Act during the period ended July 31, 2010.

Table 11.

	Purchases ($)	Sales ($)
Dreyfus Municipal Cash Management Plus	656,055,000	422,875,000
Dreyfus New York Municipal Cash Management	202,760,000	211,065,000
Dreyfus Tax Exempt Cash Management	51,290,000	725,590,000
Dreyfus California AMT—Free Municipal Cash Management	133,725,000	69,370,000
Dreyfus New York AMT—Free Municipal Cash Management	40,600,000	55,470,000

PROXY RESULTS (Unaudited)

Dreyfus Cash Management Fund

Dreyfus Cash Management Fund held a special meeting of shareholders on February 12, 2010. The proposals considered at the meeting and the results are as follows:

		Shares
	For	Against	Abstain
1. To approve amending the fund’s fundamental policy regarding borrowing	15,443,935,310	1,492,651,629	3,626,193,445
2. To approve amending the fund’s fundamental policy regarding lending	15,256,479,696	1,679,576,610	3,626,724,078
3. To approve amending the fund’s fundamental policy
to permit investment in additional money market instruments	15,658,595,568	1,370,239,999	3,533,944,817
4. To approve amending the fund’s fundamental policy
to permit investment in other investment companies	15,033,045,398	1,846,074,400	3,683,660,586

PROXY RESULTS (Unaudited)

Dreyfus Government Cash Management Fund

Dreyfus Government Cash Management Fund held a special meeting of shareholders on February 12, 2010. The proposals considered at the meeting and the results are as follows:

		Shares
	For	Against	Abstain
1. To approve amending the fund’s fundamental policy regarding borrowing	15,970,253,482	1,282,421,891	1,400,225,094
2. To approve amending the fund’s fundamental policy regarding lending	15,338,787,031	2,072,809,073	1,241,304,363
3. To approve amending the fund’s fundamental policy
to permit investment in other investment companies	13,031,662,926	4,369,751,316	1,251,486,225

The Funds	87

PROXY RESULTS (Unaudited)

Dreyfus Treasury & Agency Cash Management

Dreyfus Treasury & Agency Cash Management Fund held a special meeting of shareholders on February 14, 2010.The proposals considered at the meeting and the results are as follows:

		Shares
	For	Against	Abstain
1. To approve amending the fund’s fundamental policy regarding borrowing	6,284,472,014	1,369,599,599	384,479,847
2. To approve amending the fund’s fundamental policy regarding lending	5,982,347,186	1,671,423,283	384,780,991
3. To approve amending the fund’s fundamental policy
to permit investment in other investment companies	4,641,943,664	3,003,306,959	393,300,837

PROXY RESULTS (Unaudited)

Dreyfus New York Municipal Cash Management

Dreyfus New York Municipal Cash Management Fund held a special meeting of shareholders on February 14, 2010.The proposals considered at the meeting and the results are as follows:

		Shares
	For	Against	Abstain
1. To approve amending the fund’s fundamental policy regarding borrowing	550,463,277	49,704,084	40,100,717
2. To approve amending the fund’s fundamental policy regarding lending	548,640,937	51,525,358	40,101,783
3. To approve amending the fund’s fundamental policy
to permit investment in other investment companies	563,217,157	51,610,261	25,440,660

INFORMATION ABOUT THE REVIEW AND APPROVAL OF
EACH FUND’S MANAGEMENT AGREEMENT (Unaudited)

ALL CASH MANAGEMENT FUNDS

At a Joint Meeting of the Board of each fund held on May 18, 2010, the Board considered the re-approval for an annual period of each fund’s Management Agreement, pursuant to which the Manager provides each fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the funds, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to each Fund. The Board members received a presentation from representatives of the Manager regarding services provided to each fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to each fund pursuant to each fund’s Management Agreement.The Manager’s representatives noted that the funds serve institutional investors acting for themselves or in a fiduciary capacity, and reviewed the nature of the relationships that the Manager has with various institutions and intermediaries and the different needs of each.The Manager’s representatives noted the sales and servicing support provided by the distributor’s BNY Mellon and Dreyfus Cash Investment Services Divisions, and the Dreyfus Investments Division, respectively, to each fund, the diversity of distribution of the funds in the Dreyfus complex generally, and the Manager’s need for broad, deep, and diverse resources to be able to provide ongoing shareholder services among various distribution channels.The Board also reviewed the number of shareholder accounts in each fund, as well as each fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

Comparative Analysis of Each Fund’s Management Fee and Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing each fund’s management fee and expense ratio (based on each fund’s Institutional Shares) with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper.The Board reviewed the results of Expense Group and Expense Universe comparisons that were prepared based on financial statements currently available to Lipper as of March 31, 2010. Included in each fund’s reports were comparisons of contractual and actual management fee rates and total operating expenses.

The Board members also reviewed the reports prepared by Lipper that presented each fund’s performance (for each fund’s Institutional Shares) for various periods ended March 31, 2010, and comparisons of total return performance for each fund to the same group of funds as the fund’s Expense Group (the “Performance Group”) and to a group of funds that was broader than the fund’s Expense Universe (the “Performance Universe”) that also were selected by Lipper.

DREYFUS CASH MANAGEMENT

The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual management fee was higher than the Expense Group median and that the fund’s actual management fee was higher than the Expense Group median and Expense Universe median.The Board also noted that the fund’s total expense ratio was higher than the Expense Group median and lower than the Expense Universe median. The Board also noted that, where higher than the median, only two to four basis points separated the fund’s management fee and expense ratios from the respective medians.

With respect to the fund’s performance, the Board noted that the fund achieved total return results variously at, higher, and lower than the Performance Group median, and higher than

The Funds	89

INFORMATION ABOUT THE REVIEW AND APPROVAL OF
EACH FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

the Performance Universe median, for each reported time period up to ten years. The Board noted the low absolute returns and the narrow spreads in the returns among the fund and the Performance Group funds for each reported time period.The Board also noted that the Manager was waiving receipt of a portion of its management fee and absorbing certain fund and/or share class expenses in order to maintain a minimum yield floor limit of 0.00%. The Board also noted the portfolio manager’s presentation regarding the strategies for managing the fund’s weighted average maturity, credit risk profile, and liquidity requirements over the past year.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates that were reported in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds and the differences, from the Manager’s perspective, in providing services to the Similar Funds as compared to the fund. The Board members noted that the Similar Funds included retail funds, funds used primarily as sweep vehicles for asset management accounts, and funds with investment minimums ranging from $100,000 to $1 billion. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Manager’s representatives noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

DREYFUS CASH MANAGEMENT PLUS

The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual management fee approximated the Expense Group median and that the fund’s actual management fee was higher than the Expense Group median and Expense Universe median. The Board also noted that the fund’s total expense ratio was higher than the Expense Group median and lower than the Expense Universe median.The Board also noted that, where higher than the median, only two to four basis points separated the fund’s management fee and expense ratios from the respective medians.

With respect to the fund’s performance, the Board noted that the fund achieved total return results higher than the Performance Group median for each reported time period up to five years, at the Performance Group median for the 10-year period, and higher than the Performance Universe median for each reported time period up to ten years. The Board noted the low absolute returns and the narrow spreads in the returns among the fund and the Performance Group funds for each reported time period. The Board also noted that the Manager was waiving receipt of a portion of its management fee and absorbing certain fund and/or share class expenses in order to maintain a minimum yield floor limit of 0.00%.The Board also noted the portfolio manager’s presentation regarding the strategies for managing the fund’s weighted average maturity, credit risk profile, and liquidity requirements over the past year.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by Similar Funds, and explained the nature of the Similar Funds and the differences, from the Manager’s perspective, in providing services to the Similar Funds as compared to the fund.The Board members noted that the Similar Funds included retail funds, funds used primarily as sweep vehicles for asset management accounts, and funds with investment minimums ranging from $100,000 to $1 billion.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Manager’s representatives noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

DREYFUS GOVERNMENT CASH MANAGEMENT

The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual management fee was at the Expense Group median and that the fund’s actual management fee was higher than the Expense Group median and Expense Universe median.The Board also noted that the fund’s total expense ratio was at the Expense Group median and lower than the Expense Universe median.The Board also noted that, where higher than the median, only three to four basis points separated the fund’s actual management fee from the Expense Group and Expense Universe medians.

With respect to the fund’s performance, the Board noted that the fund achieved total return results lower than the Performance Group median, and higher than the Performance Universe median, for each reported time period up to ten years. The Board noted the low absolute returns and the very narrow spreads in the returns among the fund and the Performance Group funds for each reported time period.The Board also noted that the Manager was waiving receipt of a portion of its management fee and absorbing certain fund and/or share class expenses in order to maintain a minimum yield floor limit of 0.00%. The Board noted the portfolio manager’s presentation regarding the strategy for managing the fund’s weighted average maturity and liquidity requirements over the past year.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by a Similar Fund, which the Manager explained was another cash management fund with the same management fee as the fund. The Board discussed the relationship of the management fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Fund to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Manager’s representatives noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT

The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual management fee was lower than the Expense Group median and that the fund’s actual management fee approximated the Expense Group median and was higher than the Expense Universe median.The Board also noted that the fund’s total expense ratio was at the Expense Group median and lower than the Expense Universe median.

With respect to the fund’s performance, the Board noted that the fund achieved total return results at or within one basis point of the Performance Group median, and higher than the Performance Universe median, for each reported time period up to ten years. The Board noted the low absolute returns and the very narrow spreads in the returns among the fund and the Performance Group funds for each reported time period.The Board also noted that the Manager was waiving receipt of a portion of its management fee and absorbing certain fund and/or share class expenses in order to maintain a minimum yield floor limit of 0.00%. The Board noted the portfolio manager’s presentation regarding the strategy for managing the fund’s weighted average maturity and liquidity requirements over the past year.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by a Similar Fund, which the Manager explained was another cash management fund with the same management fee as the fund. The Board discussed the relationship of the management fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Fund to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Manager’s representatives noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

The Funds	91

INFORMATION ABOUT THE REVIEW AND APPROVAL OF
EACH FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

DREYFUS TREASURY & AGENCY CASH MANAGEMENT

The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual management fee and the fund’s actual management fee each approximated the Expense Group median, and that the fund’s actual management fee was higher than the Expense Universe median.The Board also noted that the fund’s total expense ratio was lower than the Expense Group median and the Expense Universe median.

With respect to the fund’s performance, the Board noted that the fund achieved total return results lower than the Performance Group median, and higher than the Performance Universe median, for each reported time period up to ten years.The Board noted the low absolute returns and the narrow spreads in the returns among the fund and the Performance Group funds (noting, for example, that the one-year return for each Performance Group fund ranged from four to ten basis points, respectively) for each reported time period up to ten years.The Board also noted that the Manager was waiving receipt of a portion of its management fee and absorbing certain fund and/or share class expenses in order to maintain a minimum yield floor limit of 0.00%. The Board noted the portfolio manager’s presentation regarding the strategy for managing the fund’s weighted average maturity and liquidity requirements over the past year.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by Similar Funds, and explained the nature of the Similar Funds and the differences, from the Manager’s perspective, in providing services to the Similar Funds as compared to the fund.The Board members noted that the Similar Funds included funds used primarily as a sweep vehicle for asset management accounts as well as funds with investment minimums close to or the same as that of the fund.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Manager’s representatives noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

DREYFUS TREASURY PRIME CASH MANAGEMENT

The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual management and the fund’s actual management fee each was at the Expense Group median, and that the fund’s actual management fee was higher than the Expense Universe median. The Board also noted that the fund’s total expense ratio was lower than the Expense Group median and the Expense Universe median.

With respect to the fund’s performance, the Board noted that the fund achieved total return results variously at, higher, and lower than the Performance Group median, and at or higher than the Performance Universe median, for each reported time period up to ten years.The Board noted the low absolute returns and the very narrow spreads in the returns among the fund and the Performance Group funds (including, for example, that the one-year return for each Performance Group fund ranged from one to seven basis points, respectively) for each reported time period. The Board also noted that the Manager was waiving receipt of a portion of its management fee and absorbing certain fund and/or share class expenses in order to maintain a minimum yield floor limit of 0.00%.The Board also noted the portfolio manager’s presentation regarding the strategy for managing the fund’s average maturity and liquidity over the past year.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by Similar Funds, and explained the nature of the Similar Funds and the differences, from the Manager’s perspective, in providing services to the Similar Funds as compared to the fund.The Board members noted that the Similar Funds included funds used primarily as a sweep vehicle for asset management accounts as well as funds with investment minimums close to or the same as that of the fund.The Board analyzed differences in fees paid to the

Manager and discussed the relationship of the management fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Manager’s representatives noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

DREYFUS TAX EXEMPT CASH MANAGEMENT

The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual management fee was lower than the Expense Group median and that the fund’s actual management fee was higher that the Expense Group median and Expense Universe median. The Board also noted that the fund’s total expense ratio approximated the Expense Group median and was lower than the Expense Universe median.

With respect to the fund’s performance, the Board noted that the fund achieved total return results at or higher than the Performance Group median, and higher than the Performance Universe median, for each reported time period up to ten years. The Board also noted the low absolute returns for the Performance Group funds and the portfolio manager’s presentation regarding management of the fund’s weighted average maturity, credit risk profile, and liquidity requirements over the past year.The Board also noted that the Manager was waiving receipt of a portion of its management fee and absorbing certain fund and/or share class expenses in order to maintain a minimum yield floor limit of 0.00%.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by Similar Funds, and explained the nature of the Similar Funds and the differences, from the Manager’s perspective, in providing services to the Similar Funds as compared to the fund. The Board members noted that the Similar Funds included a fund used primarily as a sweep vehicle for asset management accounts, a fund designed for private wealth management clients, and another cash management fund.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Manager’s representatives noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual management fee was lower than the Expense Group median and that the fund’s actual management fee approximated the Expense Group median and Expense Universe median. The Board also noted that the fund’s total expense ratio also approximated the Expense Group median and was lower than the Expense Universe median.

With respect to the fund’s performance, the Board noted that the fund achieved total return results higher than the Performance Group median and Performance Universe median for each reported time period up to ten years. The Board also noted the low absolute returns for the Performance Group funds and the portfolio manager’s presentation regarding management of the fund’s weighted average maturity, credit risk profile, and liquidity requirements over the past year. The Board also noted that the Manager was waiving receipt of a portion of its management fee and absorbing certain fund and/or share class expenses in order to maintain a minimum yield floor limit of 0.00%.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by Similar Funds, and explained the nature of the Similar Funds and the differences, from the Manager’s perspective, in pro-

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viding services to the Similar Funds as compared to the fund. The Board members noted that the Similar Funds included a fund used primarily as a sweep vehicle for asset management accounts, a fund designed for private wealth management clients, and another cash management fund.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Manager’s representatives noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual management fee was lower than the Expense Group median and that the fund’s actual management fee was lower than the Expense Group median and approximated the Expense Universe median.The Board also noted that the fund’s total expense ratio was lower than the Expense Group median and Expense Universe median.

With respect to the fund’s performance, the Board noted that the fund achieved total return results higher than the Performance Group median and Performance Universe median for each reported time period up to ten years. The Board also noted the low absolute returns for the Performance Group funds and the portfolio manager’s presentation regarding management of the fund’s weighted average maturity, credit risk profile, and liquidity requirements over the past year. The Board also noted that the Manager was waiving receipt of a portion of its management fee and absorbing certain fund and/or share class expenses in order to maintain a minimum yield floor limit of 0.00%.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by Similar Funds, and explained the nature of the Similar Funds and the differences, from the Manager’s perspective, in providing services to the Similar Funds as compared to the fund. The Board members noted that the Similar Funds included several funds commonly used as sweep vehicles for asset management accounts as well as one other retail fund.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Manager’s representatives noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

DREYFUS NEW YORK AMT-FREE MUNICIPAL CASH MANAGEMENT

The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual management fee was lower than the Expense Group median and that the fund’s actual management fee was lower than the Expense Group median and higher than the Expense Universe median.The Board also noted that the fund’s total expense ratio was lower than the Expense Group median and Expense Universe median.

With respect to the fund’s performance, the Board noted that the fund achieved the number one total return ranking in its Performance Group for each reported time period up to five years, and total return results that were higher than the Performance Universe median for each reported time period up to five years. The Board also noted the low absolute returns for the Performance Group funds and the portfolio manager’s presentation regarding management of the fund’s weighted average maturity, credit risk profile, and liquidity requirements over the past year.The Board also noted that the Manager was waiving receipt of a portion of its management fee and absorbing certain fund and/or share class expenses in order to maintain a minimum yield floor limit of 0.00%.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by Similar Funds, and explained the nature of the Similar Funds and the differences, from the Manager’s perspective, in providing services to the Similar Funds as compared to the fund. The Board members noted that the Similar Funds included several funds commonly used as sweep vehicles for asset management accounts as well as two other retail funds.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Manager’s representatives noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

DREYFUS CALIFORNIA AMT-FREE MUNICIPAL CASH MANAGEMENT

The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual management fee was lower than the Expense Group median and that the fund’s actual management fee was lower than the Expense Group median and Expense Universe median.The Board also noted that the fund’s total expense ratio was lower than the Expense Group median and Expense Universe median.

With respect to the fund’s performance, the Board noted that the fund achieved total return results higher than the Performance Group median and Performance Universe median for each reported time period up to two years. The Board also noted the low absolute returns for the Performance Group funds and the portfolio manager’s presentation regarding management of the fund’s weighted average maturity, and credit risk profile, and liquidity requirements over the past year. The Board also noted that the Manager was waiving receipt of a portion of its management fee and absorbing certain fund and/or share class expenses in order to maintain a minimum yield floor limit of 0.00%.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by Similar Funds, and explained the nature of the Similar Funds and the differences, from the Manager’s perspective, in providing services to the Similar Funds as compared to the fund. The Board members noted that the Similar Funds included two funds commonly used as sweep vehicles for asset management accounts as well as one other retail fund. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Manager’s representatives noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager for each fund and the method used to determine such expenses and profit. The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for each fund, including each fund’s change in asset size from the prior year, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund share-holders.The Board also considered the Manager’s brokerage policies and practices, the standards applied for seeking best execution, and the potential benefits to the Manager from

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EACH FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

acting as investment adviser to each fund and noted that there were no soft dollar arrangements in effect with respect to trading any fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to each fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets. It was noted that the profitability percentage for managing each fund (except Dreyfus California AMT-Free Municipal Cash Management) was within the range determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the generally superior service levels provided. As to Dreyfus California AMT-Free Municipal Cash Management, it was noted that the Manager did not realize a profit on the fund’s operations.The Board also noted the Manager’s fee waivers and expense undertakings in effect for each fund over the past year and its effect on the profitability of the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of each fund’s Management Agreement. Based on the discussions and considerations as described above, each fund’s Board reached the following conclusions and determinations:

  The Board concluded that the nature, extent, and quality of the services provided by the Manager to each fund are ade- quate and appropriate.

  The Board generally was satisfied with each fund’s relative performance. The Board noted the low absolute returns and the narrow spreads among the returns for each fund and its Performance Group funds.

  The Board considered the impact of the Manager’s undertakings and corresponding yield floor had on each fund’s relative performance and expense results, and the Manager’s profitability.

  The Board considered portfolio managements’ discussions of investment strategy and the credit research that sup- ported those strategies, and commended these groups for their work in this historic rate environment, noting their unwavering commitment to sound investment strategies, to intensive credit research, and to high credit quality.

  The Board concluded that the fee paid to the Manager by each fund was reasonable in light of the services provided, comparative performance and expense and management fee information, including the undertaking and related yield floor in effect for each fund, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with each fund.

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of each fund had been adequately considered by the Manager in connection with the man- agement fee rate charged to each fund, and that, to the extent in the future it were to be determined that mater- ial economies of scale had not been shared with a fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of each fund’s Management Agreement was in the best interests of the fund and its respective shareholders.

NOTES

For More Information

Dreyfus Cash Management Funds	Transfer Agent &
200 Park Avenue	Dividend Disbursing Agent
New York, NY 10166	Dreyfus Transfer, Inc.
Manager	200 Park Avenue
New York, NY 10166
The Dreyfus Corporation
200 Park Avenue	Distributor
New York, NY 10166	MBSC Securities Corporation
Custodian	200 Park Avenue
New York, NY 10166
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and       Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)    Not applicable.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)    Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	September 24, 2010

By: /s/ James Windels
James Windels, Treasurer
Date:	September 24, 2010

EXHIBIT INDEX

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)